As Filed with the Securities and Exchange Commission on May 3, 1999
                                            File Nos. 33-79170,  811-8524
=========================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]
     Pre-Effective Amendment No.                                          [ ]
     Post-Effective Amendment No. 10                                      [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
     Amendment No. 11                                                     [X]

                        (Check appropriate box or boxes.)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
     ___________________________________________________________
     (Exact Name of Registrant)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA
     ________________________________________
     (Name of Depositor)

     909 Locust Street, Des Moines, Iowa                            50309
     ____________________________________________________         __________
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code     (800) 344-6860

     NAME AND ADDRESS OF AGENT FOR SERVICE
          James Mumford, Secretary
          Equitable Life Insurance Company of Iowa
          909 Locust Street
          Des Moines, IA 50309


COPIES TO:
Marilyn Talman, Esq.                        COPY TO:
Golden American Life Insurance Company       Stephen E. Roth, Esq.
1475 Dunwoody Drive                          Sutherland Asbill & Brennan LLP
West Chester, PA 19380-1478                  1275 Pennsylvania Avenue, N.W.
                                             Washington, D.C. 20004-2404

It is proposed that this filing will become effective:

     _X_ immediately upon filing pursuant to paragraph (b) of Rule 485 ___ on ______________ pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     ___ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

TITLE OF SECURITIES BEING REGISTERED:
     Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts

                                     PART A

                               EXPLANATORY NOTE

=============================================================================
This Registration Statement contains two Prospectuses for the Contract. The distribution system for each version of the Prospectus is different. One version (Version A) of the Prospectus contains twenty portfolios of The GCG Trust, two portfolios of PIMCO Variable Insurance Trust and one portfolio of Warburg Pincus Trust. The other version (Version B) of the Prospectus contains three portfolios of The GCG Trust, four Portfolios of Travelers Series Fund Inc, one Portfolio of Greenwich Street Series Fund and five Portfolios of Smith Barney Concert Allocation Series Inc. These Prospectuses and any applicable Supplements will be filed with the Commission pursuant to Rule 497.

The Registrant undertakes to update this Explanatory Note each time a Post-Effective Amendment is filed.

=============================================================================






EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA


[begin shaded block]

                             PROFILE OF
                            EQUI-SELECT
                 INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                     VARIABLE ANNUITY CONTRACT
                            MAY 1, 1999

[inset within shaded block]
  This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
[end inset within shaded block]

[end shaded block]







1.  THE ANNUITY CONTRACT
The Contract offered in this prospectus is an individual flexible premium deferred variable annuity contract between you and Equitable Life Insurance Company of Iowa ("Equitable Life", "we", "us" or the "Company"). The Contract provides a means for you to invest on a tax-deferred basis in one or more of 21 mutual fund investment portfolios through our Separate Account A listed under Item 4. Keep in mind that you can loose or not make any money.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

2.  YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following fixed annuity payment options:

[Table with Shaded Heading]
                       Annuity Options
|------------------------------------------------------------------------|
| PLAN A.   INTEREST                                                     |
|   Option 1            The contract value, less any applicable taxes    |
|                       not previously deducted, may be left on          |
|                       deposit with the Company for five (5) years.     |
|                       We will make fixed payments monthly,             |
|                       quarterly, semi-annually, or annually.  We do    |
|                       not make monthly payments if the contract        |
|                       value applied to this option is less than        |
|                       $100,000.  You may                               |
|                       not withdraw the proceeds until the end of       |
|                       the five (5) year period.                        |
|                                                                        |
|   Option 2            The cash surrender value may be left on          |
|                       deposit with us for a specified period.          |
|                       Interest will be paid annually.  All or part     |
|                       of the proceeds may be withdrawn at any time.    |
|------------------------------------------------------------------------|
| PLAN B.   FIXED PERIOD                                                 |
|                       The contract value, less any applicable taxes    |
|                       not previously deducted, will be paid until      |
|                       the proceeds, plus interest, are paid in         |
|                       full.  Payments may be paid annually or          |
|                       monthly for a period of not more than thirty     |
|                       (30) years nor less than five (5) years.  The    |
|                       Contract provides for a table of minimum         |
|                       annual payments.  They are based on the age      |
|                       of the annuitant or the beneficiary.             |
|------------------------------------------------------------------------|
| PLAN C.   LIFE INCOME                                                  |
|                       The contract value less any applicable taxes     |
|                       not previously deducted will be paid in          |
|                       monthly or annual payments for as long as the    |
|                       annuitant or beneficiary, whichever is           |
|                       appropriate, lives.  We have the right to        |
|                       require proof satisfactory to it of the age      |
|                       and sex of such person and proof of              |
|                       continuing survival of such person.  A           |
|                       minimum number of payments may be guaranteed,    |
|                       if desired.  The Contract provides for a         |
|                       table of minimum annual payments.  They are      |
|                       based on the age of the annuitant or the         |
|                       beneficiary.                                     |
|------------------------------------------------------------------------|

3.  PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period.
Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data.

We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.  THE INVESTMENT PORTFOLIOS
You can direct your money into any one or more of the following 21 mutual fund investment portfolios through our Separate Account A. The investment portfolios are described in the prospectuses for the GCG

Trust, PIMCO Insurance Trust, and the Warburg Pincus Trust. If you invest in any of the following investment portfolios, depending on market conditions, you may make or lose money:

    THE GCG TRUST
    Liquid Asset Series             Value Equity Series
    Limited Maturity Bond Series    Research Series
    Global Fixed Income Series      Strategic Equity Series
    Total Return Series             Capital Appreciation Series
    Equity Income Series            Mid-Cap Growth Series
    Fully Managed Series            Small Cap Series
    Rising Dividends Series         Real Estate Series
    Growth & Income Series          Hard Asset Series
    Growth Series                   Developing World Series

    THE WARBURG PINCUS TRUST
    International Equity Portfolio

    PIMCO VARIABLE INSURANCE TRUST
    PIMCO High Yield Bond Portfolio
    PIMCO StocksPLUS Growth and Income Portfolio

5.  EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. The Company deducts an annual contract administrative charge of $30. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The annual rate of the asset-based administrative charge and the mortality and expense risk charge is as follows:

    Mortality & Expense Risk Charge.................     1.25%
    Asset-Based Administrative Charge...............     0.15%
        Total.......................................     1.40%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.59% to 1.83% annually (see table below) of the portfolio's average daily net asset balance.

You may make 12 free transfers each contract year. We will assess a transfer equal to the lesser of 2% of the Contract Value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding earnings plus the free withdrawal amount.
We also deduct a surrender charge if you annuitize under Plan
A-Option 1.

At any time you may make a withdrawal, without the imposition of a surrender charge, of an amount equal to the sum of:

    (1) earnings (Contract value less unliquidated premium payments not withdrawn);
    (2) payments in the Contract for more than eight years; and
    (3) an amount which is equal to 10% of the payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same
        Contract year of payments less than eight years old.

The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.


                                    3

     COMPLETE YEARS ELAPSED     0  | 1  | 2  | 3  | 4  | 5  | 6  |7  | 8+
      SINCE PREMIUM PAYMENT        |    |    |    |    |    |    |   |
     SURRENDER CHARGE           8% | 7% | 6% | 5% | 4% | 3% |2%  |1% | 0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.10% (based on an average contract value of $31,000). The
"Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1998, except for portfolios that commenced operations during 1998 where the charges have been annualized. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.

[Table with shaded heading and shaded lines for readability]
                                TOTAL ANNUAL                EXAMPLES:
                    TOTAL ANNUAL INVESTMENT   TOTAL TOTAL CHARGES AT THE END OF:
                      INSURANCE  PORTFOLIO   ANNUAL
INVESTMENT PORTFOLIO   CHARGES    CHARGES    CHARGES     1 YEAR     10 YEARS

THE GCG TRUST
Liquid Asset            1.50%      0.59%      2.09%     $101.17     $240.39
Limited Maturity Bond   1.50%      0.60%      2.10%     $101.27     $241.44
Global Fixed Income     1.50%      1.60%      3.10%     $111.27     $340.06
Total Return            1.50%      0.97%      2.47%     $104.98     $279.18
Equity Income           1.50%      0.98%      2.48%     $105.08     $280.18
Fully Managed           1.50%      0.98%      2.48%     $105.08     $280.18
Rising Dividends        1.50%      0.98%      2.48%     $105.08     $280.18
Growth & Income         1.50%      1.08%      2.58%     $106.08     $290.11
Growth                  1.50%      1.09%      2.59%     $106.18     $291.10
Value Equity            1.50%      0.98%      2.48%     $105.08     $280.18
Research                1.50%      0.94%      2.44%     $104.68     $276.17
Strategic Equity        1.50%      0.99%      2.49%     $105.18     $280.17
Capital Appreciation    1.50%      0.98%      2.48%     $105.08     $280.18
Mid-Cap Growth          1.50%      0.95%      2.45%     $104.78     $277.18
Small Cap               1.50%      0.99%      2.49%     $105.18     $281.17
Real Estate             1.50%      0.99%      2.49%     $105.18     $281.17
Hard Assets             1.50%      1.00%      2.50%     $105.28     $282.17
Developing World        1.50%      1.83%      3.33%     $113.55     $361.27

THE WARBURG PINCUS TRUST
International Equity
  Portfolio             1.50%      1.33%      2.83%     $108.58     $314.48

PIMCO VARIABLE INSURANCE TRUST
PIMCO StocksPLUS Growth
  Income Portfolio      1.50%      0.65%      2.15%     $101.77     $246.62
PIMCO High Yield Bond
  Portfolio             1.50%      0.75%      2.25%     $102.77     $256.92

The "Total Annual Investment Portfolio Charges" reflect current expense reimbursements for the Total Return and Global Fixed Income portfolios. The Year 1 examples above include a 8% surrender charge.
For more detailed information, see the fee table in the prospectus for the Contract.

                                    4

6.  TAXES
Under a qualified Contract, your premiums are pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.  WITHDRAWALS
You can withdraw your money at any time during the accumulation phase.
You may elect in advance to take systematic withdrawals which are described on page 8. Withdrawals above the free withdrawal amount may be subject to a surrender charge. Income taxes and a penalty tax may apply to amount withdrawn.

8.  PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio for the time periods shown. These numbers reflect the deduction of the mortality and expense risk charge, the asset-based administrative charge and the annual contract fee, but do not reflect deductions for any surrender charges. Please keep in mind that past performance is not a guarantee of future results.

                                    5


[Table with shaded heading and shaded lines for readability]
                                                   CALENDAR YEAR
   INVESTMENT PORTFOLIO                          1998     1997     1996     1995
    Managed by A I M Capital Management, Inc.
        Capital Appreciation(1)                 11.01    27.06    18.47    28.42
        Strategic Equity(2)                     (0.67)   21.34    17.61       --
    Managed by T. Rowe Price Associates, Inc.
        Fully Managed                            4.32    13.64    14.64    19.09
        Equity Income(2)                         6.65    15.70     7.14    17.33
    Managed by Kayne Anderson Investment Management, LLC
        Rising Dividends                        12.44    27.91    18.85    29.31
    Managed by EII Realty Securities, Inc.
        Real Estate                            (14.76)   20.97    33.30    15.02
    Managed by Eagle Asset Management, Inc.
        Value Equity                            (0.04)   25.41     8.97   (33.47)
    Managed by Fred Alger Management, Inc.
        Small Cap                               19.19     8.69    18.33       --
    Managed by ING Investment Management, LLC
        Limited Maturity Bond                    5.27     5.08     2.75    10.21
        Liquid Asset                             3.48     3.53     3.41     4.09
    Managed by Pacific Investment Management Company
        PIMCO High Yield Bond                      --       --       --       --
        PIMCO StocksPLUS Growth and Income         --       --       --       --
    Managed by Alliance Capital Management L.P.
        Growth & Income(2)                      10.31    23.30       --       --
    Managed by Janus Capital Corporation
        Growth(2)                               24.96    14.05       --       --
    Managed by Massachusetts Financial Services Company
        Mid-Cap Growth                          21.00    17.89    18.69    27.57
        Total Return                             9.93    19.08    12.00    22.72
        Research                                21.23    18.35    21.52    34.61
    Managed by Baring International Investment Limited
        Global Fixed Income                     10.19    (0.84)    3.43    14.69
        Hard Assets(2)                         (30.66)    4.58    31.27     9.19
        Developing World(2)                        --       --       --       --
    Managed by Warburg Pincus Asset Management, Inc.
        International Equity Portfolio           3.78    (3.72)      --       --
  ________________________
    (1)Prior to April 1, 1999, a different firm managed the Portfolio.
    (2)Prior to March 1, 1999, a different firm managed the Portfolio.

9.      DEATH BENEFIT
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are the annuitant, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive proof of death at our Customer
Service Center and the beneficiary's election regarding payment.
If the beneficiary elects not to take the death benefit at the time of death, the death benefit in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

The death benefit may be subject to certain mandatory distribution rules.

DEATH PROCEEDS
If the annuitant is less than AGE 67 at the time of purchase, the death benefit is the greatest of:

    (1) the contract value;

                                    6

    (2) the total premium payments made under the Contract after subtracting any withdrawals; or

    (3) the highest contract value (plus subsequent premiums less subsequent withdrawals) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

    (1) the contract value;

    (2) the total premium payments made under the Contract after subtracting any withdrawals; or

    (3) The contract value (plus subsequent premiums less subsequent withdrawals) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplemental agreement in effect.

    Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted.
          Please refer to the Contract for more details.

10. OTHER INFORMATION

    FREE LOOK. If you cancel your Contract within 10 days after you receive it, you will receive a full refund of your contract value.
For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period. We determine your contract value at the close of the business on the day we receive your written refund request.

    TRANSFERS AMONG INVESTMENT PORTFOLIOS. Prior to the annuity start date, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period. We currently do not charge you for transfers made during a contract year, but reserve the right to charge the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgement or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New
York Stock Exchange will be effected on the next business day.
Account A and the Company will not be liable for

                                    7

following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

    NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

    ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

      Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. The minimum amount which may be transferred is $100.
    You must participate for at least five (5) months and have a minimum of $500 in the subaccount from which dollar cost averaging payments will be taken.

      Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits, these withdrawals will not result in any withdrawal charge. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      Automatic Rebalancing. If your contract value is $25,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. However, we reserve the right to offer the program on contracts with a lesser amount.

11.INQUIRIES
If you need more information after reading this prospectus, please contact us at:

  CUSTOMER SERVICE CENTER
  P.O. BOX 2700
  WEST CHESTER, PENNSYLVANIA  19380
  (800) 366-0066

  or your registered representative.


                                    8

[begin shaded block]
             EQUITABLE LIFE INSURANCE COMPANY OF IOWA
     SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                          MAY 1, 1999
                INDIVIDUAL FLEXIBLE PREMIUM
                 DEFERRED VARIABLE ANNUITY
                         EQUI-SELECT
[end shaded block]
----------------------------------------------------------------------
This prospectus describes an individual flexible premium deferred variable Contract (the "Contract") offered by Equitable Life Insurance
Company of Iowa (the "Company," "we" or "our").  The Contract is
available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified
Contracts").

The Contract provides a means for you to invest your premium payments in one or more of 21 mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are:


    T. ROWE PRICE ASSOCIATES, INC.                ALLIANCE CAPITAL MANAGEMENT L. P.
        Fully Managed Series                          Growth & Income Series
        Equity Income Series                      JANUS CAPITAL CORPORATION
    A I M CAPITAL MANAGEMENT, INC.                    Growth Series
        Capital Appreciation Series               MASSACHUSETTS FINANCIAL
        Strategic Equity Series                     SERVICES COMPANY
    KAYNE ANDERSON INVESTMENT                         Mid-Cap Growth Series
      MANAGEMENT, LLC                                 Total Return Series
        Rising Dividends Series                       Research Series
    EII REALTY SECURITIES, INC.                   ING  INVESTMENT MANAGEMENT, LLC
        Real Estate Series                          (AN AFFILIATE)
    BARING INTERNATIONAL INVESTMENT                   Limited Maturity Bond Series
      LIMITED (AN AFFILIATE)                          Liquid Asset Series
        Hard Assets Series                        PACIFIC INVESTMENT MANAGEMENT
        Developing World Series                    COMPANY
        Global Fixed Income Series                    PIMCO High Yield Bond
    EAGLE ASSET MANAGEMENT, INC.                        Portfolio
        Value Equity Series                           PIMCO StocksPLUS Growth and
    FRED ALGER MANAGEMENT, INC.                         Income Portfolio
        Small Cap Series                          WARBURG PINCUS ASSET
                                                    MANAGEMENT, INC.
                                                      International Equity Portfolio

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account A. We refer to the divisions as "subaccounts".

For Contracts sold in some states, not all subaccounts are available.
The prospectuses of the GCG Trust, Pimco Variable Insurance Trust and Warburg Pincus Trust may contain portfolios not currently available in connection with your Contract. If you cancel your Contract within 10 days after you receive it and under the following circumstances, you will receive a full refund of the greater of premium payments, less withdrawals, or contract value: if your state requires a 10 day free look period; or if you purchase your Contract pursuant to an Individual Retirement Annuity. You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated May 1, 1999, has been filed with the Securities and Exchange Commission. It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

----------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, PIMCO VARIABLE INSURANCE TRUST OR THE WARBURG PINCUS TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR
GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, PIMCO VARIABLE INSURANCE TRUST AND THE WARBURG PINCUS
TRUST.

[Shaded Section Header]
----------------------------------------------------------------------
                          TABLE OF CONTENTS
----------------------------------------------------------------------

                                                              PAGE

    Index of Special Terms                                      1
    Fees and Expenses                                           2
    Performance Information                                     5
        Accumulation Unit                                       5
        Net Investment Factor                                   6
        Condensed Financial Information                         6
        Financial Statements                                    6
        Performance Information                                 6
    Equitable Insurance Company of Iowa                         7
    The Trusts                                                  7
    Equitable of Iowa Separate Account A                        8
    The Investment Portfolios                                   8
        Investment Objectives                                   8
        Investment Portfolio Management Fees                   10
    The Annuity Contract                                       11
        Contract Date and Contract Year                        11
        Annuity Start Date                                     11
        Contract Owner                                         11
        Annuitant                                              11
        Beneficiary                                            12
        Purchase and Availability of the Contract              12
        Crediting of Premium Payments                          12
        Contract Value                                         13
        Cash Surrender Value                                   13
        Surrendering to Receive the Cash Surrender Value       14
        Addition, Deletion or Substitution
          of Subaccounts and Other Changes                     14
        Other Important Provisions                             14
    Withdrawals                                                14
        Regular Withdrawals                                    15
        Systematic Withdrawals                                 15
        IRA Withdrawals                                        15
    Transfers Among Your Investments                           17
        Dollar Cost Averaging                                  17
        Automatic Rebalancing                                  18
    Death Benefit                                              18
        Death Benefit During the Accumulation Period           18
            Death Benefit                                      18
            Death Proceeds                                     18
            Death of Annuitant                                 19
            Death of the Owner                                 19
            Trust Beneficiary                                  20
    Charges and Fees                                           20
        Charges Deducted from the Contract value               20
            Surrender Charge                                   21
            Free Withdrawal Amount                             21
            Surrender Charge for Excess Withdrawals            21
            Premium Taxes                                      21
            Administrative Charge                              21

[Shaded Section Header]
----------------------------------------------------------------------
                    TABLE OF CONTENTS (CONTINUED)
----------------------------------------------------------------------

                                                              PAGE

    Charges and Fees (continued)
            Transfer Charge                                    21
        Charges Deducted from the Subaccounts                  22
            Mortality and Expense Risk Charge                  22
            Asset-Based Administrative Charge                  22
        Trust Expenses                                         22
    The Annuity Options                                        22
        Selecting the Annuity Start Date                       22
            Fixed Payment Plans                                23
        The Annuity Options                                    24
    Other Contract Provisions                                  24
        Reports to Contract Owners                             24
        Suspension of Payments                                 24
        In Case of Errors in Your Application                  25
        Assigning the Contract as Collateral                   25
        Contract Changes-Applicable Tax Law                    25
        Free Look                                              25
        Group or Sponsored Arrangements                        25
        Selling the Contract                                   25
    Other Information                                          26
        Voting Rights                                          26
        Year 2000 Problem                                      26
        State Regulation                                       26
        Legal Proceedings                                      27
        Legal Matters                                          27
        Experts                                                27
    Federal Tax Considerations                                 27
    More Information About Equitable
      Insurance Company of Iowa                                34
    Financial Statements of Equitable
      Insurance Company of Iowa                                56
    Statement of Additional Information
        Table of Contents                                      91
    Appendix A
        Condensed Financial Information                        A1
    Appendix B
        Surrender Charge for Excess Withdrawals Example        B1

[Shaded Section Header]
----------------------------------------------------------------------
                       INDEX OF SPECIAL TERMS
----------------------------------------------------------------------

The following special terms are used throughout this prospectus.
Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                           PAGE
Accumulation Unit                        5
Annuitant                               11
Annuity Options                         22
Annuity Start Date                      11
Cash Surrender Value                    13
Contract Date                           11
Contract Owner                          11
Contract Value                          13
Contract Year                           11
Free Withdrawal Amount                  21
Net Investment Factor                    6
Death Benefit                           18


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the
Contract:


TERM USED IN THIS PROSPECTUS            CORRESPONDING TERM USED IN
                                            THE CONTRACT

Surrender Charge                        Withdrawal Charge
Automatic Rebalancing                   Automatic Portfolio Rebalancing
Systematic Withdrawals                  Automatic Withdrawals
Annuity Start Date                      Maturity Date
Premium Payment                         Purchase Payment
Annual Contract Administrative Charge   Annual Contract Maintenance Charge
Business Day                            Valuation Date
Asset-Based Administrative Charge       Administrative Charge
Contract Date                           Issue Date
Contract Year                           Contract Anniversary Date
Accumulation Phase                      Accumulation Period
Annuity Options                         Payment Plans
Cash Surrender Value                    Contract Withdrawal Value

[Shaded Section Header]
----------------------------------------------------------------------
                          FEES AND EXPENSES
----------------------------------------------------------------------

     COMPLETE YEARS ELAPSED     0  | 1  | 2  | 3  | 4  | 5  | 6  |7  | 8+
      SINCE PREMIUM PAYMENT        |    |    |    |    |    |    |   |
     SURRENDER CHARGE           8% | 7% | 6% | 5% | 4% | 3% |2%  |1% | 0%

TRANSFER CHARGE
    There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is the lesser of 2% of the Contract value transferred or $25.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
    Administrative Charge.........................  $ 30

SEPARATE ACCOUNT ANNUAL CHARGES***
    Mortality and Expense Risk Charge.............  1.25%
    Asset-Based Administrative Charge.............  0.15%
    Total Separate Account Charges................  1.40%

    ***As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of an investment portfolio or on the combined average daily net assets of the indicated groups of portfolios):

[Table with Shaded Heading and Shaded lines for readability]
|---------------------------------------------------------------------------|
|                                              OTHER        TOTAL           |
|                                           EXPENSES(2)    EXPENSES         |
|                              MANAGEMENT  AFTER EXPENSE  AFTER EXPENSE     |
| PORTFOLIO                     FEES(1)    REIMBURSEMENT  REIMBURSEMENT(3)  |
|---------------------------------------------------------------------------|
| Liquid Asset                   0.59%         0.00%          0.59%         |
| Limited Maturity Bond          0.60%         0.00%          0.60%         |
| Global Fixed Income            1.60%         0.00%          1.60%(3)      |
| Total Return                   0.94%         0.03%          0.97%(3)      |
| Equity Income                  0.98%         0.00%          0.98%         |
| Fully Managed                  0.98%         0.00%          0.98%         |
| Rising Dividends               0.98%         0.00%          0.98%         |
| Growth & Income                1.08%         0.00%          1.08%         |
| Growth                         1.08%         0.01%          1.09%         |
| Value Equity                   0.98%         0.01%          0.99%         |
| Research                       0.94%         0.00%          0.94%         |
| Strategic Equity               0.98%         0.01%          0.99%         |
| Capital Appreciation           0.98%         0.00%          0.98%         |
| Mid-Cap Growth                 0.94%         0.01%          0.95%         |
| Small Cap                      0.98%         0.01%          0.99%         |
| Real Estate                    0.98%         0.01%          0.99%         |
| Hard Assets                    0.98%         0.02%          1.00%         |
| Developing World               1.75%         0.08%          1.83%         |
| All-Growth(4)                  0.98%         0.01%          0.99%         |
| Growth Opportunities(4)        1.10%         0.05%          1.15%         |
|---------------------------------------------------------------------------|

(1) Fees decline as combined assets increase. See the prospectus for the GCG Trust for more information.

(2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1998, except for portfolios that commenced operations in 1998 where the charges have been annualized.

(3) Directed Services, Inc. is currently reimbursing expenses to maintain total expenses at 0.97% for the Research portfolio and 1.60% for the Global Fixed Income portfolio as shown. Without this reimbursement, and based on current estimates, total expenses would be 0.98% for the Research portfolio and 1.74% for the Global Fixed Income portfolio. This agreement will remain in place through December 31, 1999.

(4) As of May 1, 1999, we no longer offer the All-Growth and Growth Opportunities portfolios.

THE WARBURG PINCUS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

[Table with Shaded Heading]
|---------------------------------------------------------------------------|
|                                ADVISORY      OTHER         TOTAL          |
| PORTFOLIO                        FEES       EXPENSES     EXPENSES         |
|---------------------------------------------------------------------------|
|  International Equity Portfolio  1.00%        0.33%        1.33%          |
|---------------------------------------------------------------------------|

(1) Total expenses are based on actual expenses for the fiscal year ended December 31, 1998.

THE PIMCO TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

[Table with Shaded Heading]
|---------------------------------------------------------------------------|
|                                              OTHER         TOTAL          |
|                                           EXPENSES        EXPENSES        |
|                              MANAGEMENT  AFTER EXPENSE   AFTER EXPENSE    |
| PORTFOLIO                     FEES(1)   REIMBURSEMENT(1) REIMBURSEMENT(1) |
|---------------------------------------------------------------------------|
|  PIMCO High Yield Bond           0.50%        0.25%(2)     0.75%          |
|  PIMCO StocksPLUS Growth                                                  |
|    and Income                    0.40%        0.25%        0.65%          |
|---------------------------------------------------------------------------|

(1) PIMCO has agreed to waive some or all of its other expenses, subject to potential future reimbursement, to the extent that total expenses for the PIMCO High Yield Bond portfolio and PIMCO StocksPLUS portfolio would exceed 0.75% and 0.65%, respectively due to payment by the portfolios of their pro rata portion of Trustees' fees. Without this agreement, and based on current estimates, total expenses would be 0.81% for the PIMCO High Yield Bond portfolio and 0.72% for the PIMCO StocksPLUS Growth and Income portfolio.
(2) Since the PIMCO High Yield Bond portfolio commenced operations on April 30, 1998, other expenses as shown have been annualized for the year ended December 31, 1998.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the PIMCO Trust and the Warburg Pincus Trust for additional information on portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the table above or the examples below.

EXAMPLES:
The following examples are based on an assumed 5% annual return.

If you surrender your contract at the end of the applicable time period, or if you choose Payment plan A - Option 2, you would pay the following expenses for each $1,000 invested:

    ------------------------------------------------------------------------
    THE GCG TRUST              1 YEAR     3 YEARS     5 YEARS    10 YEARS
    Liquid Asset               $101.17    $128.28     $156.90     $240.39
    Limited Maturity Bond      $101.27    $128.59     $157.41     $241.44
    Global Fixed Income        $111.27    $158.54     $207.22     $340.06
    Total Return               $104.98    $139.78     $176.14     $279.18
    Equity Income              $105.08    $140.08     $176.64     $280.18
    Fully Managed              $105.08    $140.08     $176.64     $280.18
    Growth Opportunities(1)    $106.78    $145.18     $185.93     $297.00
    Rising Dividends           $105.08    $140.08     $176.64     $280.18
    Growth & Income            $106.08    $143.08     $181.64     $290.11
    Growth                     $106.18    $143.38     $182.14     $291.10
    Value Equity               $105.08    $140.08     $176.64     $280.18
    Research                   $104.68    $138.88     $174.64     $276.17
    All-Growth(1)              $105.18    $140.38     $177.14     $281.17
    Strategic Equity           $105.18    $140.38     $177.14     $281.17
    Capital Appreciation       $105.08    $140.08     $176.64     $280.18
    Mid-Cap Growth             $104.78    $139.18     $175.14     $277.18
    Small Cap                  $105.18    $140.38     $177.14     $281.17
    Real Estate                $105.18    $140.38     $177.14     $281.17
    Hard Assets                $105.28    $140.68     $177.64     $282.17
    Developing World           $113.55    $165.31     $218.32     $361.27

    THE WARBURG PINCUS TRUST
    International Equity
      Portfolio                $108.58    $150.55     $194.03     $314.48

    THE PIMCO VARIABLE INSURANCE TRUST
    PIMCO StocksPLUS
      Growth & Income          $101.77    $130.11     $159.96     $246.62
    PIMCO High Yield Bond      $102.77    $133.14     $165.05     $256.92
    ___________________
     (1)As of May 1, 1999, we no longer offer the All-Growth or Growth Opportunities portfolios.

If you do not surrender your Contract or if you annuitize on the annuity start date under a payment plan other than Plan A, Option 2, you would pay the following expenses for each $1,000 invested:

    ------------------------------------------------------------------------
    THE GCG TRUST              1 YEAR     3 YEARS     5 YEARS    10 YEARS
    Liquid Asset               $21.17     $ 65.28     $111.90    $240.39
    Limited Maturity Bond      $21.27     $ 65.59     $112.41    $241.44
    Global Fixed Income        $31.27     $ 95.54     $162.22    $340.06
    Total Return               $24.98     $ 76.78     $131.14    $279.18
    Equity Income              $25.08     $ 77.08     $131.64    $280.18
    Fully Managed              $25.08     $ 77.08     $131.64    $280.18
    Growth Opportunities(1)    $26.78     $ 82.18     $140.93    $297.00
    Rising Dividends           $25.08     $ 77.08     $131.64    $280.18
    Growth & Income            $26.08     $ 80.08     $136.64    $290.11
    Growth                     $26.18     $ 80.38     $137.14    $291.10
    Value Equity               $25.08     $ 77.08     $131.64    $280.18
    Research                   $24.68     $ 75.88     $129.64    $276.17
    All-Growth(1)              $25.18     $ 77.38     $132.14    $281.17
    Strategic Equity           $25.18     $ 77.38     $132.14    $281.17
    Capital Appreciation       $25.08     $ 77.08     $131.64    $280.18
    Mid-Cap Growth             $24.78     $ 76.18     $130.14    $277.18
    Small Cap                  $25.18     $ 77.38     $132.14    $281.17
    Real Estate                $25.18     $ 77.38     $132.14    $281.17
    Hard Assets                $25.28     $ 77.68     $132.64    $282.17
    Developing World           $33.55     $102.31     $173.32    $361.27

    THE WARBURG PINCUS TRUST
    International Equity
      Portfolio                $28.58     $ 87.55     $149.03    $314.48

    THE PIMCO VARIABLE INSURANCE TRUST
    PIMCO StocksPLUS
      Growth & Income          $21.77     $ 67.11     $114.96    $246.62
    PIMCO High Yield Bond      $22.77     $ 70.14     $120.05    $256.92
__________________________________
(1) As of May 1, 1999, we no longer offer the All-Growth and Growth Opportunities portfolios.

The example above reflects the annual administrative charge as an annual charge of 0.10% of assets (based on an average contract value of $31,000). Your charge would be higher for smaller Contract values and lower for higher Contract values. Premium taxes may apply and are not reflected in the example.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.


[Shaded Section Header]
----------------------------------------------------------------------
                       PERFORMANCE INFORMATION
----------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account A has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

    (1) We take the net asset value of the subaccount at the end of each business day.
    (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
    (3) We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.
    (4) We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the investment portfolios are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Equitable Life Insurance Company of Iowa Separate Account A available through the Contract, offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A - Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Equitable Life Insurance Company of Iowa Separate Account A for the years ended December 31, 1998 and 1997 and Equitable Life Insurance Company of Iowa for the years ended December 31, 1998, 1997 and 1996 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account A, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Separate Account A has been in existence. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account A, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account A. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The
"effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.


[Shaded Section Header]
----------------------------------------------------------------------
            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
----------------------------------------------------------------------

Equitable Life Insurance Company of Iowa ("Equitable Life") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except New Hampshire and New York. The Company is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), a Delaware corporation, which in turn is an indirect wholly owned subsidiary of ING Groep N.V. ("ING"). On October 24, 1997, ING acquired all interest in Equitable of Iowa and its subsidiaries. ING, based in The Netherlands, is a global financial services holding company with approximately $461.8 billion in assets as of December 31, 1998.

Equitable of Iowa is the holding company for Golden American Life Insurance Company, Directed Services, Inc., the investment manager of the GCG Trust, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, a portfolio manager of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office is located at 909 Locust Street, Des Moines, Iowa
50309.


[Shaded Section Header]
----------------------------------------------------------------------
                             THE TRUSTS
----------------------------------------------------------------------

The GCG Trust is a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance policies offered by Equitable Life. The GCG Trust also sells its shares to separate accounts of other insurance companies, both affiliated and not affiliated with Equitable Life. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The Warburg Pincus Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Equitable Life, for both variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The principal address of the Warburg Pincus Trust is 466 Lexington Avenue, New York, New York 10017-3147.

The PIMCO Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The principal address of the PIMCO Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, PIMCO Insurance Trust, Warburg Pincus Trust, Directed Services, Inc., Warburg Pincus Asset Management, Inc., Pacific Investment Management Company and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST, PIMCO
INSURANCE TRUST AND THE WARBURG PINCUS TRUST IN THE ACCOMPANYING
TRUSTS' PROSPECTUSES.  YOU SHOULD READ THEM CAREFULLY BEFORE
INVESTING.


[Shaded Section Header]
----------------------------------------------------------------------
              EQUITABLE OF IOWA SEPARATE ACCOUNT A
----------------------------------------------------------------------

Equitable Life Insurance Company of Iowa Separate Account A ("Account A") was established as a separate account of the Company on July 14, 1988. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Account A is a separate investment account used for our variable annuity contracts. We own all the assets in Account A but such assets are kept separate from our other accounts.

Account A is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of the GCG Trust, PIMCO Insurance Trust and the Warburg Pincus Trust. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account A without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account A. If the assets in Account A exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account A but are not discussed in this prospectus. Account A may also invest in other investment portfolios which are not available under your Contract.


[Shaded Section Header]
----------------------------------------------------------------------
                      THE INVESTMENT PORTFOLIOS
----------------------------------------------------------------------

During the accumulation phase, you may allocate your purchase payments and contract value to any of the investment portfolios listed below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS AND MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS CAN BE FOUND IN THE PROSPECTUSES FOR THE GCG TRUST, PIMCO INSURANCE TRUST AND THE WARBURG PINCUS TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

[Shaded Table Header]
   INVESTMENT PORTFOLIO                       INVESTMENT OBJECTIVE
------------------------------------------------------------------------

   Liquid Asset     Seeks high level of current income consistent with
                    the preservation of capital and liquidity.
                    Invests primarily in obligations of the U.S.
                    Government and its agencies and
                    instrumentalities, bank obligations,
                    commercial paper and short-term corporate debt
                    securities.  All securities will mature in
                    less than one year.
                    ----------------------------------------------------

   Limited Maturity Seeks highest current income consistent with
     Bond           low risk to principal and liquidity.
                    Also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to
                    principal.
                    Invests primarily in diversified limited maturity debt securities with average maturity dates of five years or shorter and in no cases more than
                    seven years.
                    ----------------------------------------------------

   Global Fixed     Seeks high total return.
     Income         Invests primarily in high-grade fixed income
                    securities, both foreign and domestic.
                    ----------------------------------------------------

   Total Return     Seeks above-average income (compared to a portfolio
                    entirely invested in equity securities)
                    consistent with the prudent employment of
                    capital.
                    Invests primarily in a combination of equity
                    and fixed income securities.
                    ----------------------------------------------------

   Equity Income    Seeks substantial dividend income as well as long-
                    term growth of capital.
                    Invests primarily in common stocks of well-
                    established companies paying above-average
                    dividends.
                    ----------------------------------------------------

   Fully Managed    Seeks, over the long term, a high total investment
                    return consistent with the preservation of
                    capital and with prudent investment risk.
                    Invests primarily in the common stocks of
                    established companies believed by the
                    portfolio manager to have above-average
                    potential for capital growth.
                    ----------------------------------------------------

   Rising Dividends Seeks capital appreciation.  A secondary
                    objective is dividend income.
                    Invests in equity securities that meet the
                    following quality criteria: regular dividend
                    increases; 35% of earnings reinvested
                    annually; and a credit rating of "A" to "AAA".
                    ----------------------------------------------------

   Growth & Income  Seeks long-term total return.
                    Invests primarily in common stocks of
                    companies where the potential for change
                    (earnings acceleration) is significant.
                    ----------------------------------------------------

   Growth           Seeks capital appreciation.
                    Invests primarily in common stocks of growth
                    companies that have favorable relationships between price/earnings ratios and growth rates in sectors offering the potential for above-average returns.
                    ----------------------------------------------------

   Value Equity     Seeks capital appreciation.  Dividend income
                    is a secondary objective.
                    Invests primarily in common stocks of domestic
                    and foreign issuers which meet quantitative
                    standards relating to financial soundness and
                    high intrinsic value relative to price.
                    ----------------------------------------------------

   Research         Seeks long-term growth of capital and future income.
                    Invests primarily in common stocks or
                    securities convertible into common stocks of
                    companies believed to have better than average prospects for long-term growth.
                    ----------------------------------------------------

   Strategic Equity Seeks capital appreciation.
                    Invests primarily in common stocks of medium-
                    and small-sized companies.
                    ----------------------------------------------------

   Capital          Seeks long-term capital growth.
     Appreciation   Invests primarily in equity securities
                    believed by the portfolio manager to be
                    undervalued.
                    ----------------------------------------------------

   Mid-Cap Growth   Seeks long-term growth of capital.
                    Invests primarily in equity securities of
                    companies with medium market capitalization
                    which the portfolio manager believes have
                    above-average growth potential.
                    ----------------------------------------------------

   Small Cap        Seeks long-term capital appreciation.
                    Invests primarily in equity securities of
                    companies that have a total market
                    capitalization within the range of companies
                    in the Russell 2000 Growth Index or the
                    Standard & Poor's Small-Cap 600 Index.
                    ----------------------------------------------------

   Real Estate      Seeks capital appreciation.  Current income is a
                    secondary objective.
                    Invests primarily in publicly-traded real
                    estate equity securities.
                    ----------------------------------------------------

   Hard Assets      Seeks long-term capital appreciation.
                    Invests primarily in hard asset securities.
                    Hard asset companies produce a commodity which
                    the portfolio manager is able to price on a
                    daily or weekly  basis.
                    ----------------------------------------------------

   Managed Global   Seeks capital appreciation.  Current income is
                    only an incidental consideration.
                    Invests primarily in common stocks traded in
                    securities markets throughout the world.
                    ----------------------------------------------------

   Developing World Seeks capital appreciation.
                    Invests primarily in equity securities of
                    companies in developing or emerging countries.
                    ----------------------------------------------------

   Emerging Markets Seeks long-term capital appreciation.
                    Invests primarily in equity securities of
                    companies in at least six different emerging
                    market countries.
                    ----------------------------------------------------

   PIMCO High Yield Seeks to maximize total return, consistent with
     Bond           preservation of capital and prudent investment
                    management.
                    Invests in at least 65% of its assets in a
                    diversified portfolio of junk bonds rated at least
                    B by Moody's Investor Services, Inc. or Standard & Poor's or, if unrated, determined by the portfolio manager to be of comparable quality.
                    ----------------------------------------------------

   PIMCO StocksPLUS Seeks to achieve a total return which exceeds
     Growth and     the total return performance of the  S&P 500.
     Income         Invests primarily in common stocks, options,
                    futures, options on futures and swaps.
                    ----------------------------------------------------

As of May 1, 1999, we no longer offer the following two portfolios:

   All-Growth       Seeks capital appreciation.
                    Invests primarily in growth securities of
                    middle-range capitalization companies.
                    ----------------------------------------------------

   Growth
     Opportunities  Seeks capital appreciation.
                    Invests primarily in equity securities of
                    domestic companies emphasizing companies with
                    market capitalizations of $1 billion or more.
                    ----------------------------------------------------



INVESTMENT PORTFOLIO MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager of the GCG Trust. Warburg Pincus Management, Inc. serves as the overall adviser of the Warburg Pincus Trust and Pacific Investment Management Company serves as the overall advisor to the PIMCO Insurance Trust. Directed Services, Inc., Pacific Investment Management Company and Warburg Pincus Asset Management, Inc. provide or procure, at their own expense, the services necessary for the operation of the portfolios. See the cover page of this prospectus for the names of the corresponding portfolio managers. Directed Services, Inc., Pacific Investment Management Company and Warburg Pincus Asset Management, Inc. do not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The GCG Trust pays Directed Services, Inc. for its services a monthly fee based on the annual rates of the average daily net assets of the investment portfolios. Directed Services, Inc. (and not the GCG Trust) in turn pays each portfolio manager a monthly fee for managing the assets of the portfolios.

The Warburg Pincus Trust pays Warburg Pincus Asset Management, Inc. a monthly advisory fee and a monthly administrative fee of 1.00% based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the Warburg Pincus Trust.

The PIMCO Insurance Trust pays PIMCO a monthly advisory fee and a monthly administrative fee of 0.25% based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the PIMCO Insurance Trust.

More detailed information about each portfolio's management fees can be found in the prospectuses for each Trust. You should read these prospectuses before investing.

[Shaded Section Header]
----------------------------------------------------------------------
                        THE ANNUITY CONTRACT
----------------------------------------------------------------------

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, PIMCO Insurance Trust and the Warburg Pincus Trust in which the subaccounts funded by Account A invest.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

    JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives.
The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

    CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period.
Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.

We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

CREDITING OF PREMIUM PAYMENTS
We will allocate your premium payments within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed. Once the completed application is received, we will allocate the payment within 2 business days. We will make inquiry to discover any missing information related to subsequent payments. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment.

We will allocate your initial premium payment to the subaccount(s) of the Separate Account A selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account A with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you have directed to the subaccounts will be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccout) for the duration of the free look period. After the free look period, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state approved and the procedures of your broker-dealer.

    (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 15 days of the premium payment. If we do not receive the application or form within 15 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

    (2) If your state and broker dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

    (1) We take the contract value in the subaccount at the end of the preceding business day.

    (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

    (3) We add (1) and (2).

    (4) We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

    (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee
        (annual sales load) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax
Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments.

We also reserve the right to: (i) deregister Account A under the 1940 Act; (ii) operate Account A as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account A as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account A; and (v) combine Account A with other accounts.
We will of course provide you with written notice before any of these changes are effected.

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other
Contract Provisions" in this prospectus for information on other important provisions in your Contract.


[Shaded Section Header]
----------------------------------------------------------------------
                             WITHDRAWALS
----------------------------------------------------------------------

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See "Charges and Fees-Surrender Charge for Excess Withdrawals." You need to submit to us a written request specifying accounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within (7) calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of Accumulation Units for each applicable subaccount of the Account A.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100.00 or the withdrawal transaction will be deemed a request to surrender the contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

TEXAS OPTIONAL RETIREMENT PROGRAM
A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

    A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.

    B) We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
The amount of the withdrawal charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce withdrawal charges will be determined by the Company after examination of all the relevant factors such as:

    (1) The size and type of group to which sales are to be made.
        Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

    (2) The total amount of premium payments to be received.
        Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

    (3) Any prior or existing relationship with the Company.
        Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The withdrawal charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the withdrawal charge be permitted where reductions or elimination will be unfairly discriminatory to any person.


[Shaded Section Header]
----------------------------------------------------------------------
                  TRANSFERS AMONG YOUR INVESTMENTS
----------------------------------------------------------------------

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgement or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center. Any transfer fee will be deducted from the amount which is transferred.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account A and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select.
which is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis.
If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $25,000 of contract value invested in the subaccounts of Account A, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the Contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.


[Shaded Section Header]
----------------------------------------------------------------------
                         DEATH BENEFIT
----------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PERIOD
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive proof of death at our Customer Service Center and the beneficiary's election regarding payment. If the beneficiary elects not to take the death benefit at the time of death, the death benefit in the future may be affected. If the deceased annuitant was not an owner the proceeds may be received in a single sum or applied to any of the annuity options within one year of death.
If the deceased annuitant not an owner then proceeds must be distributed in accordance with the death of owner provisions below. The proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

DEATH PROCEEDS
If the annuitant is less than AGE 67 at the time of purchase, the death benefit is the greatest of:

    (1) the contract value;

    (2) the total premium payments made under the Contract after subtracting any withdrawals;

    (3) the highest contract value (plus subsequent premiums less subsequent withdrawals) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

    (1) the contract value;

    (2) the total premium payments made under the Contract after subtracting any withdrawals;

    (3) The contract value (plus subsequent premiums less subsequent withdrawals) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the greatest of:

    Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

    (1) the beneficiary elects to have the death proceeds:

        (a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

        (b) payable beginning within one year of the date of death; or

    (2) if the beneficiary is the deceased owner's Spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT

    (1) If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

    (2) If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

DEATH OF OWNER

    (1) If any owner of this Contract dies before the annuity start date, the following applies:

        (a) If the new owner is the deceased owner's spouse, this Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.

        (b) If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:

            (i) within 5 years of the deceased owner's death

                or

            (ii) over the life of the new owner or over a period not
                 extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.

    (2) If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

    (3) If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.

    (4) For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY
If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided within six months of the annuitant's death.


[Shaded Section Header]
----------------------------------------------------------------------
                          CHARGES AND FEES
----------------------------------------------------------------------

We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

SURRENDER CHARGES DEDUCTED FROM THE CONTRACT VALUE
For purposes of determining any applicable surrender charges under the Contract, Contract value is removed in the following order:
1) earnings
(Contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than eight years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payments made after the first withdrawal in the Contract year but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old); and 4) premium payments in the Contract for less than eight years (these premium payments are removed on a first in, first out basis).

    SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED     0  | 1  | 2  | 3  | 4  | 5  | 6  |7  | 8+
      SINCE PREMIUM PAYMENT        |    |    |    |    |    |    |   |
     SURRENDER CHARGE           8% | 7% | 6% | 5% | 4% | 3% |2%  |1% | 0%

    FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

    o   earnings (contract value less unliquidated purchase payments);

    o   premium payments in the contract for more than eight years, and

    o an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payment made after the first withdrawal in the Contract year (but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old).

    SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

    PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

    ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract. We deduct the annual administrative charge proportionately from all subacounts in which you are invested

    TRANSFER CHARGE. You may make 12 free transfers each contract year. We will assess a transfer equal to the lesser of 2% of the Contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above.
The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the Transfer Charge.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

    MORTALITY AND EXPENSE RISK CHARGE. We deducts on each business day a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. you have in the subaccounts. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

    ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Please read the respective Trust prospectus for details.


[Shaded Section Header]
----------------------------------------------------------------------
                         THE ANNUITY OPTIONS
----------------------------------------------------------------------

SELECTING THE ANNUITY START DATE
You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date.

The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

SELECTING A PAYMENT PLAN
On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. pay the maturity proceeds of the Contract to the annuitant, if living, If payment plan A, Option 1; plan B; or plan C are elected, the maturity proceeds will be the Contract value less any applicable
taxes not previously deducted.   If
the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the Contract value less:

    (1) any applicable taxes not previously deducted; less

    (2) the withdrawal charge, if any; less

    (3) the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven
(7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax advisor.

FIXED PAYMENT PLANS
After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1; Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.
A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which the we and the owner mutually agree.

The minimum interest rate for plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

[Table with Shaded Heading]
                          Annuity Payment Plans
|------------------------------------------------------------------------|
| PLAN A. INTEREST                                                       |
|   Option 1            The Contract value less any applicable taxes     |
|                       not previously deducted may be left on           |
|                       deposit with us for five (5) years.  Fixed       |
|                       payments will be made monthly, quarterly,        |
|                       semi-annually, or annually.  We do not allow     |
|                       a monthly payment if the Contract value          |
|                       applied under this option is less than           |
|                       $100,000.  The proceeds may not be withdrawn     |
|                       until the end of the five (5) year period.       |
|                                                                        |
|   Option 2            The cash surrender value may be left on          |
|                       deposit with the Company for a specified         |
|                       period.  Interest will be paid annually.  All    |
|                       or part of the Proceeds may be withdrawn at      |
|                       any time.                                        |
|------------------------------------------------------------------------|
| PLAN B. FIXED PERIOD                                                   |
|                       The Contract value less any applicable taxes     |
|                       not previously deducted will be paid until       |
|                       the proceeds, plus interest, are paid in         |
|                       full.  Payments may be paid annually or          |
|                       monthly.  The payment period cannot be more      |
|                       than thirty (30) years nor less than five (5)    |
|                       years.  The Contract provides for a table of     |
|                       minimum annual payments.  They are based on      |
|                       the age of the annuitant or the beneficiary.     |
|------------------------------------------------------------------------|
| PLAN C. LIFE INCOME                                                    |
|                       The Contract value less any applicable taxes     |
|                       not previously deducted will be paid in          |
|                       monthly or annual payments for as long as the    |
|                       annuitant or beneficiary, whichever is           |
|                       appropriate, lives.  The Company has the         |
|                       right to require proof satisfactory to it of     |
|                       the age and sex of such person and proof of      |
|                       continuing survival of such person.  A           |
|                       minimum number of payments may be guaranteed,    |
|                       if desired.  The Contract provides for a         |
|                       table of minimum annual payments.  They are      |
|                       based on the age of the annuitant or the         |
|                       beneficiary.                                     |
|------------------------------------------------------------------------|


[Shaded Section Header]
----------------------------------------------------------------------
                      OTHER CONTRACT PROVISIONS
----------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Account A invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS
The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

    (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

    (2) trading on the New York Stock Exchange is restricted;

    (3) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets;

    (4) when the Company's Customer Service Center is closed; or

    (5) during any other period when the Securities and Exchange
        Commission, by order, so permits for the protection of owners; provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK
In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value plus any charges deducted. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit. See "Reduction or Elimination of the Withdrawal Charge" for more details.

SELLING THE CONTRACT
SELLING THE CONTRACT
Directed Services, Inc. ("DSI") is distributor of the Contract issued through Account A. The principal address of DSI is 1745 Dunwoody Drive, West Chester, PA 19380. DSI enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. The selling broker-dealer whose registered representative sold the contract receives a maximum of 7.75% commission. Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 7.75% of total premium payments).

[Shaded Section Header]
----------------------------------------------------------------------
                          OTHER INFORMATION
----------------------------------------------------------------------

VOTING RIGHTS
We will vote the shares of a Trust owned by Account A according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Account A which are not attributable to contract owners in the same proportion.

YEAR 2000 PROBLEM
Like other business organizations and individuals around the world, Equitable Life and Account A could be adversely affected if the computer systems doing the accounts processing or on which Equitable Life and/or Account A relies do not properly process and calculate date-related information related to the end of the year 1999. This is commonly known as the Year 2000 (or Y2K) Problem. Equitable Life is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by its and Account A's major service providers. At this time, however, we cannot guarantee that these steps will be sufficient to avoid any adverse impact on Equitable Life and Account A.

STATE REGULATION
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
We, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Account A.

LEGAL MATTERS
The legal validity of the Contracts was passed on by James Mumford, Esquire, Executive Vice President, General Counsel and Secretary of Equitable Life Insurance Company of Iowa. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Equitable Life Insurance Company of Iowa and Account A appearing or incorporated by reference in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


[Shaded Section Header]
----------------------------------------------------------------------
                     FEDERAL TAX CONSIDERATIONS
----------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

    DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account A, through the subaccounts, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account A assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

    REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES

    IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS

    NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

    WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

    PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

    O   made on or after the taxpayer reaches age 59 1/2;

    O   made on or after the death of a contract owner;

    O   attributable to the taxpayer's becoming disabled; or

    O made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

    ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

    TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

    TRANSFERS, ASSIGNMENTS, OR EXCHANGES, AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

    WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability.
Recipients can generally elect, however, not to have tax withheld from distributions.

    MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

    DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

    WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If an owner of a Non-Qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect, to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and
(3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRAS
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFIT
The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Because the Enhanced Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. Further, the Internal Revenue Service has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the Enhanced Death Benefit provision in the Contract comports with IRA qualification requirements.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

{More Information Section}

{Financial Statements Section}

[Shaded Section Header]
----------------------------------------------------------------------
                 STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------------


TABLE OF CONTENTS

        ITEM                                                  PAGE
        Company                                                 1
        Experts                                                 1
        Legal Opinions                                          1
        Distributor                                             1
        Yield Calculations for the Liquid Asset Subaccounts     1
        Performance Information                                 2
        Annuity Provisions                                      5
        Financial Statements                                    5













----------------------------------------------------------------------
PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A.

Please Print or Type:

               __________________________________________________
               NAME

               __________________________________________________
               SOCIAL SECURITY NUMBER

               __________________________________________________
               STREET ADDRESS

               __________________________________________________
               CITY, STATE, ZIP


EQUI-SELECT 5/99


                                   {xx}

                 This page intentionally left blank.

                             APPENDIX A
                   CONDENSED FINANCIAL INFORMATION


The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Equitable of Iowa Separate Account A available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.


LIQUID ASSET
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $14.33            [       ]       $  33,498       |
| 8/17/98   [    ]                   --              --       |
|-------------------------------------------------------------|


LIMITED MATURITY BOND
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $16.77            [       ]       $  44,067       |
| 8/17/98   [    ]                   --              --       |
|-------------------------------------------------------------|


GLOBAL FIXED INCOME
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $13.09             [      ]        $ 12,391       |
| 1997       11.97            1,003,152         [      ]      |
| 1996       11.96              705,870         [      ]      |
| 1995       11.55              311,689         [      ]      |
| 1994       10.06                5,098         [      ]      |
| 10/7/94    10.00                   --              --       |
|-------------------------------------------------------------|


                                     A1

TOTAL RETURN
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $17.72             [      ]        $170,738       |
| 1997       16.10            9,244,077         [      ]      |
| 1996       13.51            4,354,338         [      ]      |
| 1995       12.05            1,312,565         [      ]      |
| 1994        9.81               33,106         [      ]      |
| 10/7/94    10.00                   --              --       |
|-------------------------------------------------------------|


EQUITY INCOME
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $21.94            [       ]       $     958       |
| 6/1/98    [    ]                   --              --       |
|-------------------------------------------------------------|


FULLY MANAGED
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $20.53             [      ]        $ 16,015       |
| 1997       19.66              430,012         [      ]      |
| 2/3/97     17.40                   --              --       |
|-------------------------------------------------------------|


RISING DIVIDENDS
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $22.61             [      ]        $ 66,477       |
| 1997       20.09            1,561,703         [      ]      |
| 2/3/97     16.36                   --              --       |
|-------------------------------------------------------------|


                                     A2

GROWTH & INCOME
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $17.01             [      ]       $ 116,862       |
| 1997       15.41            5,699,245         [      ]      |
| 1996       12.49            2,228,888         [      ]      |
| 4/1/96     10.00                   --              --       |
|-------------------------------------------------------------|


GROWTH
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $16.29             [      ]       $  85,976       |
| 1997       13.03            4,326,368         [      ]      |
| 1996       11.42            1,238,349         [      ]      |
| 4/1/96     10.00                   --              --       |
|-------------------------------------------------------------|


VALUE EQUITY
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $18.31            [       ]       $     247       |
| 6/1/98    [    ]                   --              --       |
|-------------------------------------------------------------|


RESEARCH
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $22.89             [      ]        $180,484       |
| 1997       18.87           10,840,733         [      ]      |
| 1996       15.93            4,845,240         [      ]      |
| 1995       13.10            1,255,752         [      ]      |
| 1994        9.72               69,177         [      ]      |
| 10/7/94    10.00                   --              --       |
|-------------------------------------------------------------|


                                     A3

STRATEGIC EQUITY
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $14.23            [       ]       $     173       |
| 6/1/98    [    ]                   --              --       |
|-------------------------------------------------------------|


CAPITAL APPRECIATION
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $24.50            [       ]       $   1,674       |
| 6/1/98    [    ]                   --              --       |
|-------------------------------------------------------------|


MID-CAP GROWTH
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $22.43            5,924,179        $132,179       |
| 1997       18.52            4,824,991          89,359       |
| 1996       15.70            2,602,724          40,863       |
| 1995       13.21              759,597          10,034       |
| 1994       10.35               63,781             660       |
| 10/7/94    10.00                   --              --       |
|-------------------------------------------------------------|
| 10/7/94    10.00                   --              --       |
|-------------------------------------------------------------|


SMALL CAP
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $15.37             [      ]        $ 20,139       |
| 1997       12.88              885,024         [      ]      |
| 2/3/97     11.98                   --              --       |
|-------------------------------------------------------------|


                                     A4

REAL ESTATE
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $21.74            [       ]       $     251       |
| 6/1/98    [    ]                   --              --       |
|-------------------------------------------------------------|


HARD ASSETS
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $14.28            [       ]       $     341       |
| 6/1/98    [    ]                   --              --       |
|-------------------------------------------------------------|


DEVELOPING WORLD
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $ 7.28            [       ]       $ [      ]      |
| 6/1/98     10.00                   --              --       |
|-------------------------------------------------------------|



WARBURG PINCUS INTERNATIONAL
EQUITY PORTFOLIO
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998    $ [     ]            [      ]        $ 42,902       |
| 1997        9.90            3,908,832         [      ]      |
| 1996       10.28            2,026,704         [      ]      |
| 4/1/96     10.00                   --              --       |
|-------------------------------------------------------------|


                                     A5

PIMCO HIGH YIELD
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $10.08            [       ]       $   2,025       |
| 6/1/98    [    ]                   --              --       |
|-------------------------------------------------------------|


PIMCO STOCKSPLUS
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $11.11            [       ]       $   6,377       |
| 6/1/98    [    ]                   --              --       |
|-------------------------------------------------------------|


ALL-GROWTH
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $15.43            [       ]       $     392       |
| 6/1/98    [    ]                   --              --       |
|-------------------------------------------------------------|


GROWTH OPPORTUNITIES
[table with shaded headers]
|-------------------------------------------------------------|
|                                                             |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $ 9.65            [       ]       $      73       |
| 6/1/98     10.00                   --              --       |
|-------------------------------------------------------------|


                                     A6

                      APPENDIX B

      SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE


The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 * .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 * .30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 * .04).

                         B1

                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA
   Equitable Life Insurance Company of Iowa is a stock company domiciled in Iowa

EQUI-SELECT 5/99

EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA
[begin shaded block]

                             PROFILE OF
                             PRIMEELITE
                INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                      VARIABLE ANNUITY CONTRACT
                             MAY 1, 1999

[inset within shaded block]
This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully. [end within shaded block]
[end shaded block]

1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is an individual flexible premium deferred variable annuity contract between you and Equitable Life Insurance Company of Iowa ("Equitable Life", "we", "us" or the "Company"). The Contract provides a means for you to invest on a tax-deferred basis in one or more of 13 mutual fund investment portfolios through our Separate Account A listed on the next page. Keep in mind that you can lose or not make any money.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

2.YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

 [Table with Shaded Heading]
                       Annuity Options
|------------------------------------------------------------------------|
| PLAN A.   INTEREST                                                     |
|      Option 1      The contract value, less any applicable taxes       |
|                    not previously deducted, may be left on  dep-       |
|                    osit with the Company for five (5)  years. We       |
|                    will make fixed payments monthly, quarterly,        |
|                    semi-annually, or annually.  We do not  make        |
|                    monthly  payments  if  the  contract   value        |
|                    option  is less than $100,000.  You may  not        |
|                    withdraw the proceeds until the end  of  the        |
|                    five (5) year period.                               |
|      Option 2      The contract surrender value may be left  on        |
|                    deposit  with  us  for a  specified  period.        |
|                    Interest will be paid annually.  All or part        |
|                    of  the  proceeds  may be withdrawn  at  any        |
|                    time.                                               |
|------------------------------------------------------------------------|
|     PLAN B.   FIXED PERIOD                                             |
|                    The contract value,less any applicable taxes        |
|                    not previously deducted,will be  paid  until        |
|                    the proceeds, plus interest,   are  paid  in        |
|                    full.  Payments  may  be  paid  annually  or        |
|                    monthly for a period of not more than thirty        |
|                    (30) years nor less than five (5) years. The        |
|                    Contract provides  for  a  table  of minimum        |
|                    annual payments.They are based on the age of        |
|                    the annuitant or the beneficiary.                   |
|------------------------------------------------------------------------|
|     PLAN C.   LIFE INCOME                                              |
|                    The contract value less any applicable taxes        |
|                    not previously  deducted  will  be  paid  in        |
|                    monthly or annual payments for  as  long  as        |
|                    the annuitant or beneficiary, whichever   is        |
|                    appropriate,  lives.  We have the  right  to        |
|                    require proof satisfactory to it of the  age        |
|                    and   sex  of  such  person  and  proof   of        |
|                    continuing  survival  of  such  person.    A        |
|                    minimum   number   of   payments   may    be        |
|                    guaranteed,   if  desired.    The   Contract        |
|                    provides  for  a  table  of  minimum  annual        |
|                    payments.  They are based on the age of  the        |
|                    annuitant or the beneficiary.                       |
|------------------------------------------------------------------------|

3.PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data.

We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.THE INVESTMENT PORTFOLIOS
You can direct your money into any one or more of the following 13 mutual fund investment portfolios through our Separate Account A. The investment portfolios are described in the prospectuses for the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund Inc. and Smith Barney Concert Allocation Series Inc. If you invest in any of the following investment portfolios, depending on market conditions, you may make or lose money:
  THE GCG TRUST
     Total Return Series
     Research Series
     Mid-Cap Growth Series
  TRAVELERS SERIES FUND INC.
     Smith Barney Large Cap Value Portfolio
     Smith Barney International Equity Portfolio
     Smith Barney High Income Portfolio
     Smith Barney Money Market Portfolio
  GREENWICH STREET SERIES FUND INC.
     Appreciation Portfolio
  SMITH BARNEY CONCERT ALLOCATION SERIES INC.
     Select High Growth Portfolio
     Select Growth Portfolio
     Select Balanced Portfolio
     Select Conservative Portfolio
     Select Income Portfolio

5.EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. The Company deducts an annual contract administrative charge of $30. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The asset-based administrative charge is 0.15% annually. The annual rate of the mortality and expense risk charge is as follows:

     Mortality & Expense Risk Charge ...........  1.25%
     Asset-Based Administrative Charge..........  0.15%
                                                  ----
       Total....................................  1.40%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.64% to 1.24% annually (see table below) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

At any time you may make a withdrawal, without the imposition of a withdrawal charge, of an amount equal to the sum of:

    (1)earnings (Contract value less unliquidated premium payments not withdrawn);
    (2)payments in the Contract for more than eight years; and
    (3)an amount which is equal to 10% of the payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same Contract year of payments less than eight years old.

The  following table shows the schedule of the surrender charge  that
will  apply.   The  surrender charge is a  percent  of  each  premium
payment.

  COMPLETE YEARS ELAPSED   0 | 1 | 2 | 3 | 4 | 5 | 6 | 7 | 8+
    SINCE PREMIUM PAYMENT    |   |   |   |   |   |   |   |
                             |   |   |   |   |   |   |   |
  SURRENDER CHARGE         8%| 7%| 6%| 5%| 4%| 3%| 2%| 1%| 0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.075% (based on an average contract value of $40,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1998 for the Greenwich Street Series Fund; as of January 31, 1999 for teh Concert Allocation Series, Inc.; and as of October 31, 1998 for the Travelers Series Fund Inc. The GCG Trust portfolios commenced operations during 1998 and therefore charges have been annualized. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.

[Table with shaded heading adn shaded lines for readability]
--------------------------------------------------------------------------------
                                TOTAL ANNUAL                EXAMPLES:
                    TOTAL ANNUAL INVESTMENT  TOTAL  TOTAL CHARGES AT THE END OF:
                      INSURANCE  PORTFOLIO   ANNUAL
INVESTMENT PORTFOLIO   CHARGES    CHARGES    CHARGES     1 YEAR     10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
Total Return             1.48%      0.97%     2.45%     $104.76      $277.25
Research                 1.48%      0.94%     2.42%     $104.46      $274.24
Mid-Cap Growth           1.48%      0.95%     2.43%     $104.56      $275.25

TRAVELERS SERIES
FUND INC.
Smith Barney Large Cap
 Value                    1.48%     0.68%     2.16%     $101.85     $247.77
Smith Barney
  International Equity    1.48%     1.00%     2.48%     $105.06     $280.25
Smith Barney High Income  1.48%     0.67%     2.15%     $101.75     $246.74
Smith Barney Money Market 1.48%     0.64%     2.12%     $101.45     $243.63

GREENWICH STREET SERIES
FUND INC.
Appreciation              1.48%     0.80%     2.28%     $103.06     $260.08

SMITH BARNEY CONCERT
ALLOCATION SERIES INC.
Select High Growth        1.48%    1.25%      2.73%     $107.56    $304.85
Select Growth             1.48%    1.16%      2.64%     $106.66    $296.07
Select Balanced           1.48%    1.05%      2.53%     $105.56    $285.22
Select Conservative       1.48%    1.07%      2.55%     $105.76    $287.21
Select Income             1.48%    1.02%      2.50%     $105.26    $282.24
--------------------------------------------------------------------------------
The "Total Annual Investment Portfolio Charges" reflect a current expense reimbursement for the Total Return portfolio. The Year 1 examples above include a 8% surrender charge. For more detailed information, see the fee table in the prospectus for the Contract.

6.TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 8. Withdrawals above earnings and the free withdrawal amount may be subject to a surrender charge. Income tax and a penalty tax may apply to amounts withdrawn.

8.PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio for the time periods shown. These numbers reflect the deduction of the mortality and expense risk charge, the asset-based administrative charge and the annual contract fee, but do not reflect deductions for any surrender charges. Please keep in mind that past performance is not a guarantee of future results.
[Table with shaded heading adn shaded lines for readability]

                                                YEAR     YEAR    YEAR
     INVESTMENT PORTFOLIO                 1998  1997     1996    1995
     -----------------------------------------------------------------
  ***Managed by Massachusetts Financial
     Services Company
      Total Return                       9.96%  19.10%   12.02% 22.74%
      Research                          21.26%  18.37%   21.54% 34.63%
      Mid-Cap Growth                    21.02%  17.91%   18.72% 27.59%
   **Managed by SSBC Fund Management Inc.
      Smith Barney Large Cap Value       8.22%  24.78%   17.98%    --
      Smith Barney International Equity  4.95%   1.20%   15.05%    --
      Smith Barney High Income          (1.04%) 12.19%  11.50%     --
      Smith Barney Money Market          3.52%   3.56%   3.38%     --
      Appreciation                      17.41%  24.55%  12.38%     --
    *Managed by Travelers Investment
     Adviser, Inc.
      Select High Growth                 %      --       --        --
      Select Growth                      %      --       --        --
      Select Balanced                    %      --       --        --
      Select Conservative                %      --       --        --
      Select Income                      %      --       --        --

   *Year Ended January 31, 1999
  **Year Ended October 31, 1999
 ***Year Ended December 31, 1999

9.DEATH BENEFIT
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive proof of death at our Customer Service Center. If the beneficiary elects not to take the death benefit at the time of death, the death benefit in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

The death benefit may be subject to certain mandatory distribution rules.

DEATH PROCEEDS
If the annuitant is AGE 67 OR YOUNGER at the time of purchase, the death benefit is the greatest of:

    (1)the contract value;
    (2)the total premium payments made under the Contract after subtracting any withdrawals;
    (3)the cash surrender value; or
    (4)the highest contract value (plus subsequent premiums less subsequent withdrawals) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to you attaining age 76.

If the annuitant is BETWEEN THE AGES OF 68 AND 75 at the time of purchase, the death benefit is the greatest of:

    (1)the contract value;
    (2)the total premium payments made under the Contract after subtracting any withdrawals;
    (3)the cash surrender value; or
    (4)The contract value (plus subsequent premiums less subsequent withdrawals) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the greatest of:

    (1)the contract value; or
    (2)the cash surrender value.

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted.

If  the owner or annuitant dies after the annuity start date, we will
continue   to  pay  benefits  in  accordance  with  the  supplemental agreement in effect.

10.OTHER INFORMATION
  FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a full refund of your contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period. We determine your contract value at the close of business on the day we receive your written refund request.

  TRANSFERS AMONG INVESTMENT PORTFOLIOS. Prior to the annuity start date, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period. We currently do not charge you for transfers made during a contract year, but reserve the right to charge the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgement or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day.
Account A and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

  NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

  ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

       Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. The minimum amount which may be transferred is $100. The minimum duration of participation in any dollar cost averaging program is currently five (5) months. An owner must have a minimum of the amount required in the subaccount to complete the owner's designated program in order to participate in the dollar cost averaging program.

       Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits, these withdrawals will not result in any withdrawal charge. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

       Automatic Rebalancing. If your contract value is $25,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing. However, we reserve the right to offer the program on contracts with a lesser amount.

11.INQUIRIES
If  you  need more information after reading this prospectus,  please contact us at:
  CUSTOMER SERVICE CENTER
  P.O. BOX 2700
  WEST CHESTER, PENNSYLVANIA  19380
  (800) 366-0066

  or your registered representative.

[begin shaded block]

EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             MAY 1, 1999
                     INDIVIDUAL FLEXIBLE PREMIUM
                      DEFERRED VARIABLE ANNUITY
                              PRIMELITE
[end shaded block]
---------------------------------------------------------------------------
This  prospectus  describes an Individual Flexible  Premium  Deferred
Variable   Contract  (the  "Contract")  offered  by  Equitable   Life
Insurance  Company  of  Iowa (the "Company,"  "we"  or  "our").   The
Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments in one or more of 13 mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract are:

MASSACHUSETTS FINANCIAL SERVICES  SSBC FUND MANAGEMENT INC.
  COMPANY                           Smith  Barney Large Cap  Value Portfolio
  Total Return Series               Smith Barney International Equity Portfolio
  Research Series                   Smith Barney High Income Portfolio
  Mid-Cap Growth Series             Smith Barney Money Market Portfolio
TRAVELERS INVESTMENT ADVISER, INC.  Appreciation Portfolio
  Select High Growth Portfolio
  Select Growth Portfolio
  Select Balanced Portfolio
  Select Conservative Portfolio
  Select Income Portfolio

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account A. We refer to the divisions as "subaccounts".

For Contracts sold in some states, not all subaccounts are available. The prospectuses of the GCG Trust, Travelers Series Fund, Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. may contain portfolios not currently available in connection with your contract. If you cancel your Contract within 10 days after you receive it and under the following circumstances, you will receive a full refund of the greater of premium payments, less withdrawals, or contract value: if your state requires a 10 day free look period; or if you purchase your Contract pursuant to an Individual Retirement Annuity. If you cancel your Contract within 10 days and your state requires a refund of premium payments, less withdrawals, the Company will comply. If applicable state law requires a longer free look period, the Company will comply. In all other cases, if you cancel the Contract within 20 days after you receive it, you will receive a full refund of the Contract value (including charges).

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated May 1, 1999, has been filed with the Securities and Exchange Commission. It is available without charge
upon  request.   To  obtain a copy of this  document,  write  to  our
Customer  Service Center at P.O. Box 2700, West Chester, Pennsylvania
19380   or   call  (800)  366-0066,  or  access  the  SEC's   website
(http://www.sec.gov).   The table of contents  of  the  Statement  of
Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.
---------------------------------------------------------------------------
THE   SECURITIES  AND  EXCHANGE  COMMISSION  HAS  NOT   APPROVED   OR
DISAPPROVED  THESE  SECURITIES OR PASSED UPON THE  ADEQUACY  OF  THIS
PROSPECTUS.   ANY  REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL
OFFENSE.

AN INVESTMENT IN THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES INC. IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES INC.

[Shaded Section Header]
---------------------------------------------------------------------------
                            TABLE OF CONTENTS
---------------------------------------------------------------------------
                                                              PAGE

     Index of Special Terms ..................................  1
     Fees and Expenses .......................................  2
     Performance Information .................................  5
        Accumulation Unit.....................................  5
        Net Investment Factor.................................  5
        Condensed Financial Information.......................  5
        Financial Statements .................................  5
        Performance Information...............................  5
     Equitable Insurance Company of Iowa......................  6
     The Trusts...............................................  7
     Equitable Insurance Company of Iowa Separate Account A ..  8
     The Investment Portfolios ...............................  8
        Investment Objectives ................................  8
        Investment Portfolio Management Fees..................  9
     The Annuity Contract.....................................  9
        Contract Date and Contract Year....................... 10
        Annuity Start Date.................................... 10
        Contract owner........................................ 10
        Annuitant............................................. 10
        Beneficiary .......................................... 10
        Purchase and Availability of the Contract............. 11
        Crediting of Premium Payments......................... 11
        Contract value........................................ 11
        Cash Surrender Value.................................. 12
        Surrendering to Receive the Cash Surrender Value...... 12
        Addition, Deletion or Substitution of Subaccounts
          and Other Changes................................... 12
        Other Important Provisions............................ 13
     Withdrawals.............................................. 13
        Regular Withdrawals................................... 13
        Systematic Withdrawals................................ 13
        IRA Withdrawals....................................... 13
        Texas Optional Retirement Program .................... 14
        Reduction or Elimination of the Withdrawal Charge..... 14
     Transfers Among Your Investments......................... 15
        Dollar Cost Averaging................................. 15
        Automatic Rebalancing................................. 16
     Death Benefit............................................ 16
        Death Benefit During the Accumulation Phase........... 16
          Death Proceeds...................................... 17
          Death of the Annuitant.............................. 17
          Death of Owner...................................... 18
          Trust Beneficiary................................... 18
     Charges and Fees......................................... 18
        Charges Deducted from the Contract value.............. 19
          Surrender Charge.................................... 19
          Free Withdrawal Amount.............................. 19
          Surrender Charge for Excess Withdrawals............. 19
          Premium Taxes ...................................... 20
          Administrative Charge............................... 20

[Shaded Section Header]
---------------------------------------------------------------------------
                    TABLE OF CONTENTS (CONTINUED)
---------------------------------------------------------------------------
                                                             PAGE

     Charges and Fees (continued)
          Transfer Charge....................................  20
        Charges Deducted from the Subaccounts ...............  20
          Mortality and Expense Risk Charge..................  20
          Asset-Based Administrative Charge..................  20
        Trust Expenses.......................................  20
     The Annuity Options.....................................  21
        Selecting the Annuity Start Date.....................  21
        Fixed Payment Plans..................................  21
     Other Contract Provisions...............................  22
        Reports to Contract Owners...........................  22
        Suspension of Payments...............................  22
        In Case of Errors in Your Application................  23
        Assigning the Contract as Collateral.................  23
        Contract Changes-Applicable Tax Law..................  23
        Free Look............................................  23
        Group or Sponsored Arrangements......................  23
        Selling the Contract.................................  24
     Other Information ......................................  24
        Voting Rights........................................  24
        Year 2000 Problem....................................  24
        State Regulation.....................................  25
        Legal Proceedings....................................  25
        Legal Matters........................................  25
        Experts..............................................  25
     Federal Tax Considerations..............................  25
     More Information About Equitable Insurance Company
       of Iowa...............................................  25
     Financial Statements of Equitable Insurance Company
       of Iowa...............................................  25
     Statement of Additional Information
        Table of Contents....................................  91
     Appendix A
        Condensed Financial Information......................  A1
     Appendix B
        Surrender Charges for Excess Withdrawals Example.....  B1

[Shaded Section Header]
---------------------------------------------------------------------------
                       INDEX OF SPECIAL TERMS
---------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:


SPECIAL TERM                          PAGE
Accumulation Unit                       5
Annuitant                              10
Annuity Options                         4
Annuity Start Date                     10
Cash Surrender Value                   12
Contract Date                          10
Contract owner                         10
Contract value                         11
Contract Year                          10
Free Withdrawal Amount                 19
Net Investment Factor                   5
Death Benefit                          21


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the
Contract:

TERM USED IN THIS PROSPECTUS           CORRESPONDING TERM USED IN THE CONTRACT
Surrender Charge                       Withdrawal Charge
Automatic Rebalancing                  Automatic Portfolio Rebalancing
Systematic Withdrawals                 Automatic Withdrawals
Annuity Start Date                     Maturity Date
Premium Payment                        Purchase Payment
Annual Contract Administrative Charge  Annual Contract Maintenance
Charge
Business Day                           Valuation Date
Asset-Based Administrative Charge      Administrative Charge
Contract Date                          Issue Date
Contract Year                          Contract Anniversary Date
Accumulation Phase                     Accumulation Period
Annuity Options                        Payment Plans

[Shaded Section Header]
---------------------------------------------------------------------------
                          FEES AND EXPENSES
---------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
  COMPLETE YEARS ELAPSED   0 |  1 |  2 |  3 |   4 |   5 |   6 |   7 |   8+|
    SINCE PREMIUM PAYMENT    |    |    |    |     |     |     |     |     |
                             |    |    |    |     |     |     |     |     |
  SURRENDER CHARGE         8%|  7%|  6%|  5%|   4%|   3%|   2%|   1%|   0%|


TRANSFER CHARGE
   There is no charge for the first 12 tranfers in a Contract Year; thereafter the fee is the lesser of 2% of the Contract value transferred or $25.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
   Administrative Charge......................  $30


SEPARATE ACCOUNT ANNUAL CHARGES***
   Mortality and Expense Risk Charge.........  1.25%
   Asset-Based Administrative Charge ........  0.15%
                                               ----
   Total Separate Account Charges ...........  1.40%
   ***As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of an investment portfolio or on the combined average daily net assets of the indicated groups of portfolios):

[Shaded Sectin Header]
|---------------------------------------------------------------------------|
|                                               OTHER          TOTAL        |
|                                            EXPENSES(2)      EXPENSES      |
|                               MANAGEMENT  AFTER EXPENSE   AFTER EXPENSE   |
|  PORTFOLIO                     FEES(1)    REIMBURSEMENT  REIMBURSEMENT(3) |
|---------------------------------------------------------------------------|
|  Research                        0.94%         0.00%        0.94%         |
|  Mid-Cap Growth                  0.94%         0.01%        0.95%         |
|  Total Return                    0.94%         0.03%        0.97%(3)      |
|---------------------------------------------------------------------------|
 (1)Fees decline as combined assets increase. See the prospectus  for the GCG Trust for more information.
 (2)Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1998, except for portfolios that commenced operations in 1998 where the charges have been annualized.
 (3)Directed  Services,  Inc. is currently reimbursing  expenses  and waiving  management fees to maintain Total Expenses at 0.97%  for the  Total  Return  portfolio as shown.  This reimbursement  will
    remain  in  place  through  December  31,  1999.   Without   this
    Agreement, and based on current estimates, Total Expenses for the Total Return portfolio would be 0.98%.

TRAVELERS SERIES FUND INC. ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

[Shaded Sectin Header]
|--------------------------------------------------------------------------|
|                               MANAGEMENT     OTHER         TOTAL         |
|   PORTFOLIO                      FEES      EXPENSES(1)    EXPENSES       |
|--------------------------------------------------------------------------|
| Smith Barney Large Cap Value    0.65%         0.03%        0.68%         |
|    Smith  Barney International                                           |
|   Equity                        0.90%         0.10%        1.00%         |
|   Smith Barney High Income      0.60%         0.07%        0.67%         |
|   Smith Barney Money Market     0.50%         0.14%        0.64%         |
|--------------------------------------------------------------------------|
   (1)Other expenses are based on actual expenses for the year ended October 31, 1998.

GREENWICH STREET SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):
[Shaded Sectin Header]
|--------------------------------------------------------------------------|
|                               MANAGEMENT      OTHER        TOTAL         |
|   PORTFOLIO                      FEES      EXPENSES(1)    EXPENSES       |
|--------------------------------------------------------------------------|
|   Appreciation                  0.55%         0.25%        0.80%         |
|--------------------------------------------------------------------------|
   (1)Other expenses are based on actual expenses for the year ended December 31, 1998.

SMITH BARNEY CONCERT ALLOCATION SERIES INC. ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):
[Shaded Sectin Header]
|--------------------------------------------------------------------------|
|                               MANAGEMENT      OTHER        TOTAL         |
|   PORTFOLIO                      FEES        EXPENSES(1)  EXPENSES       |
|--------------------------------------------------------------------------|
|   Select High Growth             0.35%         0.90%        1.25%        |
|   Select Growth                  0.35%         0.81%        1.16%        |
|   Select Balanced                0.35%         0.70%        1.05%        |
|   Select Conservative            0.35%         0.72%        1.07%        |
|   Select Income                  0.35%         0.67%        1.02%        |
|--------------------------------------------------------------------------|
   (1)Other expenses are based on a weighted average of the expense ratios of the underlying fund in which a particular portfolio was invested on January 31, 1999. The expense ratios for the underlying funds are based on actual expenses for each Portfolio's Class Y shares as of the end of such funds most recent fiscal year.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, Travelers Series Fund, Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. for additional information on portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
In the following examples, surrender charges may apply if you choose to annuitize within the first 8 contract years. The examples are based on an assumed 5% annual return.
If you surrender your contract at the end of the applicable time period, or if you choose Payment plan A - Option 2, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------
THE GCG TRUST                 1 YEAR    3 YEARS     5 YEARS    10 YEARS
Total Return ................$104.76    $139.14     $175.11     $277.25
Research ....................$104.46    $138.24     $173.60     $274.24
Mid-Cap Growth...............$104.56    $138.54     $174.10     $275.25
TRAVELERS SERIES FUND INC.
Smith Barney Large Cap Value.$101.85    $130.38     $160.45     $247.77
Smith Barney International
  Equity.....................$105.06    $140.04    $176.61      $280.25
Smith Barney High Income.....$101.75    $130.08    $159.94      $246.74
Smith Barney Money Market....$101.45    $129.17    $158.41      $243.63
GREENWICH STREET SERIES FUND
Appreciation.................$103.06    $134.01    $166.54      $260.08
SMITH BARNEY CONCERT
ALLOCATION SERIES INC.
Select High Growth...........$107.56    $138.53    $180.05      $304.85
Select Growth................$106.66    $135.84    $175.59      $296.07
Select Balanced .............$105.56    $132.55    $170.11      $285.22
Select Conservative..........$105.76    $133.15    $171.11      $287.21
Select Income................$105.26    $131.64    $168.61      $282.24

If you do not surrender your Contract or if you annuitize on the annuity start date under a payment plan other than Plan A, Option 2, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------
THE GCG TRUST                1 YEAR    3 YEARS      5 YEARS   10 YEARS
Total Return.................$24.76     $76.14      $130.11    $277.25
Research.....................$24.46     $75.24      $128.60    $274.24
Mid-Cap Growth...............$24.56     $75.54      $129.10    $275.65
TRAVELERS SERIES FUND INC.
Smith Barney Large Cap Value.$21.85      $67.38     $115.45    $247.77
Smith Barney International
  Equity.....................$25.06      $77.04     $131.61    $280.25
Smith Barney High Income.....$21.75      $67.08     $114.94    $246.74
Smith Barney Money Market....$21.45      $66.17     $113.41    $243.63
GREENWICH STREET SERIES FUND
 Appreciation................$23.06      $71.01     $121.54    $260.08
SMITH BARNEY CONCERT
 ALLOCATION SERIES INC.
Select High Growth...........$27.56      $75.53     $135.05    $304.85
Select Growth................$26.66      $72.84     $130.59    $296.07
Select Balanced..............$25.56      $69.55     $125.11    $285.22
Select Conservative..........$25.76      $70.15     $126.11    $287.21
Select Income................$25.26      $68.64     $123.61    $282.24

The example above reflects the annual administrative charge as an annual charge of 0.075% of assets (based on an average contract value of $40,000). Your charge would be higher for smaller Contract values and lower for higher Contract values. Premium taxes may apply and are not reflected in the example.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

[Shaded Sectin Header]
--------------------------------------------------------------------------
                       PERFORMANCE INFORMATION
--------------------------------------------------------------------------
ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account A has its own accumulation unit value.
The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:
    (1)We take the net asset value of the subaccount at the end of each business day.
    (2)We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
    (3)We divide (2) by the net asset value of the subaccount at the end of the preceding business day.
    (4)We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.
Calculations for the subaccount are made on  a  per  share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Equitable Life Insurance Company of Iowa Separate Account A available through the Contract, offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A - Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Equitable Life Insurance Company of Iowa Separate Account A for the years ended December 31, 1998 and 1997 and Equitable Life Insurance Company of Iowa for the years ended December 31, 1998, 1997 and 1996 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account A, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Smith Barney Money Market subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period.

Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Separate Account A has been in existence. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account A, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account A. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Smith Barney Money Market subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Smith Barney Money Market subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance   information  reflects  only  the   performance   of   a
hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

[Shaded Sectin Header]
--------------------------------------------------------------------------
              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
--------------------------------------------------------------------------
Equitable Life Insurance Company of Iowa ("Equitable Life") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except New Hampshire and New York. The Company is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), a Delaware corporation, which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING").
On October 24, 1997, ING acquired all interest in Equitable of Iowa and its subsidiaries. ING, based in The Netherlands, is a global financial services holding company with approximately $461.8 billion in assets as of December 31, 1998.

Equitable of Iowa is the holding company for Golden American Life Insurance Company, Directed Services, Inc., the investment manager of the GCG Trust, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, a portfolio manager of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our  principal  office is located at 909 Locust Street,  Des  Moines,
Iowa 50309.

[Shaded Sectin Header]
--------------------------------------------------------------------------
                             THE TRUSTS
--------------------------------------------------------------------------
The GCG Trust is a mutual fund whose shares are available to separate
accounts   funding  variable  annuity  and  variable  life  insurance policies offered by Equitable Life. The GCG Trust also sells its shares to separate accounts of other insurance companies, both
affiliated  and  not  affiliated with Equitable  Life.   Pending  SEC
approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The Travelers Series Fund, Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. are also mutual funds whose shares are available to Separate Account A which funds variable insurance products offered by Equitable Life. The Travelers Series Fund and Greenwich Street Series Fund shares may also be available to other separate accounts funding variable insurance products offered by Equitable Life. The Travelers Series Fund, Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. may also sell their shares to separate accounts of other insurance companies, both affiliated and not affiliated with Equitable Life. The principal address of Travelers Series Fund, Greenwich Street Series Fund and Smith Barney Concert Allocation Series is 388 Greenwich Street, New York, New York 10013.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, Travelers Series Fund, Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc., Directed Services, Inc., and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST, TRAVELERS SERIES FUND, GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT
ALLOCATION  SERIES  IN  THE ACCOMPANYING TRUSTS'  PROSPECTUSES.   YOU
SHOULD READ THEM CAREFULLY BEFORE INVESTING.
[Shaded Sectin Header]
--------------------------------------------------------------------------
                EQUITABLE OF IOWA SEPARATE ACCOUNT A
--------------------------------------------------------------------------
Equitable Life Insurance Company of Iowa Separate Account A ("Account
A")  was established as a separate account of the Company on July 14,
1988.   It  is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Account A is a separate investment account used for our variable
annuity  contracts.   We own all the assets in  Account  A  but  such
assets are kept separate from our other accounts.

Account A is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of the GCG Trust, Travelers Series Fund, Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account A without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account A. If the assets in Account A exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account A but are not discussed in this prospectus. Account A may also invest in other investment portfolios which are not available under your Contract.

[Shaded Sectin Header]
--------------------------------------------------------------------------
                      THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------
During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed below.
YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS AND MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS CAN BE FOUND IN THE PROSPECTUSES FOR THE GCG TRUST, TRAVELERS SERIES FUND, GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

[Shaded Section Header]
--------------------------------------------------------------------------
   INVESTMENT PORTFOLIO             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------
   Total Return     Seeks above-average income (compared to a portfolio
                    entirely   invested   in  equity   securities)
                    consistent  with  the  prudent  employment  of
                    capital.
                    Invests  primarily in a combination of  equity
                    and fixed income securities.
                    ------------------------------------------------------
   Research         Seeks long-term growth of capital and future income.
                    Invests   primarily  in   common   stocks   or
                    securities convertible into common  stocks  of
                    companies believed to have better than average
                    prospects for long-term growth.
                    ------------------------------------------------------
   Mid-Cap Growth   Seeks long-term growth of capital.
                    Invests  primarily  in  equity  securities  of
                    companies  with  medium market  capitalization
                    which  the  portfolio  manager  believes  have
                    above-average growth potential.
                    ------------------------------------------------------
   Smith Barney
     Large Cap
     Value          Seeks current  income and long-term growth  of  income
                    and capital.
                    Invests primarily in common stocks of U. S.
                    companies having a market capitalization of
                    at least $5 billion at the time of investment.
                    ------------------------------------------------------
   Smith Barney
     International
     Equity         Seeks total return on its assets from growth of capital and income.
                    Invests  primarily in a diversified  portfolio
                    of  equity securities of established  non-U.S.
                    issuers.
                    ------------------------------------------------------
   Smith Barney High
     Income         Seeks high current income. Secondary objective:
                    capital appreciation.
                    Invests   in   high-yielding  corporate   debt
                    obligations and preferred stock of foreign
                    issuers.  In addition,
                    the  portfolio  may invest up to  20%  of  its
                    assets  in  the securities of foreign  issuers
                    that  are denominated in currencies other than
                    U.S. dollars.
                    ------------------------------------------------------
   Smith Barney
     MoneyMarket    Seeks maximum current income and preservation of capital.
                    Invests  in bank obligations and high  quality
                    commercial  paper, corporate  obligations  and
                    municipal  obligations  in  addition  to  U.S.
                    government  securities and related  repurchase
                    agreements.
                    ------------------------------------------------------
   Appreciation     Seeks long-term appreciation of capital.
                    Invests primarily in equity and equity-related
                    securities   that  are  believed   to   afford
                    attractive opportunities for appreciation.
                    ------------------------------------------------------
   Select High
     Growth         Seeks capital appreciation.
                    Invests  a  large  portion of  its  assets  in
                    aggressive equity mutual funds that  focus  on
                    smaller, more speculative companies as well as
                    mid-sized  (or  larger)  companies  with   the
                    potential  for  rapid growth.   A  significant
                    portion  of  the  portfolio may be invested in
                    international  or  emerging markets  funds  in
                    order   to   achieve   a  greater   level   of
                    diversification.
                    ------------------------------------------------------
   Select Growth    Seeks long-term growth of capital.
                    Invests primarily in mutual funds that focus on
                    large-capitalization equity securities, to
                    provide growth.  The portfolio  also
                    invests  in  mutual funds that focus on small-
                    and middle-capitalization equity securities and
                    international securities. In addition, a  significant
                    portion of the portfolio is also allocated to
                    funds that invest in fixed income securities,
                    to  help reduce volatility.
                    ------------------------------------------------------
   Select Balanced  Seeks  long-term growth of capital  and  income, placing  equal emphasis on current income  and
                    capital appreciation.
                    The   portfolio  divides  its  assets  roughly
                    between equity and fixed-income mutual  funds.
                    The   equity   funds   are  primarily   large-
                    capitalization, dividend-paying  stock  funds.
                    The  fixed-income portion of the portfolio  is
                    mainly  invested in funds that invest in  U.S.
                    government and agency securities, as  well  as
                    mortgage-backed securities.
                    ------------------------------------------------------
   Select
     Conservative   Seeks income, and secondarily, long-term capital growth.
                    The  portfolio consists primarily  of  taxable
                    fixed income funds, with a significant portion
                    invested  in equity funds that invest primarily
                    in large-capitalization U.S. stocks.
                    ------------------------------------------------------
   Select Income    Seeks high current income.
                    The portfolio allocates most of its assets  to
                    taxable   fixed-income   funds   designed   to
                    generate  a  high  level of income  consistent
                    with   safety   and  relative   stability   of
                    principal.   A small portion of the  portfolio
                    is invested in equity funds that invest primarily
                    in large-capitalization U.S. stocks.
                    ------------------------------------------------------


INVESTMENT PORTFOLIO MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager of the GCG Trust Travelers Investment Advisor, Inc. serves as the overall manager of the Smith Barney Concert Allocation Series and SSBC Fund Management Inc. serves as the overall manager of Travelers Series Fund and Greenwich Street Series Fund. Directed Services, Inc. has retained a portfolio manager to manage the assets of the portfolios of the GCG Trust.

Directed Services, Inc., Travelers Investment Adviser, Inc. and SSBC Fund Management Inc. provide or procure, at their own expense, the services necessary for the operation of the portfolios. The GCG Trust pays Directed Services for its services a monthly fee based on the annual rates of the average daily net assets of the investment portfolios. Each portfolio pays its portfolio manager, for its services a fee, payable monthly, based on the annual rates of the average daily net assets of the portfolio. Directed Services, Inc. (and not the GCG Trust) in turn pays each portfolio manager a monthly fee for managing the assets of the portfolios.

Directed Services, Inc., Travelers Investment Adviser, Inc. and SSBC Fund Management Inc. do not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

More detailed information about each portfolio's management fees can be found in the prospectuses for each Trust. You should read these prospectuses before investing.

[Shaded Section Header]
--------------------------------------------------------------------------
                        THE ANNUITY CONTRACT
--------------------------------------------------------------------------
The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, Travelers Series Fund, Greenwich Street Series Fund and Smith Barney Concert Allocation Series in which the subaccounts funded by Account A invest.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

  JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.
The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

  CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

CREDITING OF PREMIUM PAYMENTS
We will allocate your premium payments within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed. Once the completed application is received, we will allocate the payment within 2 business days. We will make inquiry to discover any missing information related to subsequent payments. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment.

We will allocate your initial premium payment to the subaccount(s) of the Separate Account A as elected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account A with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires the return of premium payments during the free look period, the initial premium payment, which has been designated by prospective purchases to be allocated to a subaccount other than the Smith Barney Money Market subaccount, may initially be allocated to a subaccount specifically designated by us during the free look period for this purpose (currently the Smith Barney Money Market subaccount). After the free look period, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

  CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Smith Barney Money Market subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:
    (1)We take the contract value in the subaccount at the end of the preceding business day.
    (2)We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.
    (3)We add (1) and (2).
    (4)We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.
    (5)We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Smith Barney Money Market subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments.

We also reserve the right to: (i) deregister Account A under the 1940 Act; (ii) operate Account A as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account A as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account A; and (v) combine Account A with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit," "Charges and Fees," "The Annuity Options" and "Other
Contract Provisions" in this prospectus for information on other important provisions in your Contract.

[Shaded Section Header]
--------------------------------------------------------------------------
                             WITHDRAWALS
--------------------------------------------------------------------------
Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that  if at least $100 does not remain in a subaccount, we will treat it  as  a request to surrender the Contract (for Contracts issued  in
Idaho,  no  withdrawal  may be made for 30 days  after  the  date  of
purchase).   We will terminate the Contract if a total withdrawal  is
made.  If any single withdrawal or the sum of withdrawals exceeds the
Free  Withdrawal  Amount,  you will incur a  surrender  charge.   See
"Charges  and  Fees   Surrender Charge for Excess Withdrawals."   You
need to submit to us a written request specifying from which accounts amounts are to be withdrawn, otherwise the withdrawal will be made on a  pro  rata  basis  from all of the subaccounts  in  which  you  are
invested.   We  will  pay  the  amount of  any  withdrawal  from  the
subaccounts within (7) calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service
Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of Accumulation Units for each applicable subaccount of the Account A.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Smith Barney Money Market subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or the owner's entire interest in the subaccount.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. You must keep $100 in the subaccount or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option commence in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

TEXAS OPTIONAL RETIREMENT PROGRAM
A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

    A)If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.
    B)No benefits will be payable, through surrender of the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
The amount of the withdrawal charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

    (1)The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.
    (2)The total amount of premium payments to be received will be considered. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

    (3)Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.
    (4)There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the withdrawal charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

[Shaded Section Header]
--------------------------------------------------------------------------
                  TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgement or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center. Any transfer fee will be deducted from the amount which is transferred.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day.
Account A and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program which is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. The minimum duration of participating in any dollar cost averaging programs is currently five
(5) months.

If dollar cost averaging is elected, you may systematically transfer each month amounts from any one subaccount to any subaccount.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $25,000 of contract value invested in the subaccounts of Account A, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the Contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

[Shaded Section Header]
--------------------------------------------------------------------------
                            DEATH BENEFIT
--------------------------------------------------------------------------
DEATH BENEFIT DURING THE ACCUMULATION PERIOD
We  will pay a death benefit if the annuitant dies before the annuity
start  date.   Assuming  you  are  also  the  contract  owner,   your
beneficiary  will receive a death benefit unless the  beneficiary  is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which
we  receive  proof of death at our Customer Service Center.   If  the
beneficiary elects not to take the death benefit at the time of death, the death benefit in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

DEATH PROCEEDS
If the annuitant is less than AGE 67 at the time of purchase, the death benefit is the greatest of:
    (1)the contract value;
    (2)the total premium payments made under the Contract after subtracting any withdrawals;
    (3)the cash surrender value; or
    (4)the highest contract value (plus subsequent premiums less subsequent withdrawals) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to you attaining age 76.

If the annuitant is BETWEEN THE AGES OF 67 THROUGH 75 at the time of purchase, the death benefit is the greatest of:
    (1)the contract value;
    (2)the total premium payments made under the Contract after subtracting any withdrawals;
    (3)the cash surrender value; or
    (4)The contract value (plus subsequent premiums less subsequent withdrawals) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the greatest of:
    (1)the contract value; or
    (2)the cash surrender value.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted.

The beneficiary may elect to receive payment, other than in a single sum, only during the 60-day period beginning with the date of receipt of due proof of death on a form acceptable to the Company.
The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:
    (1)the beneficiary elects to have the death proceeds:
      (a)payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and
      (b)payable beginning within one year of the date of death; or
    (2)if the beneficiary is the deceased owner's Spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT
    (1)If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.
    (2)If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

DEATH OF OWNER
    (1)If any owner of this Contract dies before the annuity start date, the following applies:
      (a)If the new owner is the deceased owner's spouse, this Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.
      (b)If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:
          (i)within 5 years of the deceased owner's death or
          (ii)over the life of the new owner or over a period not extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary. If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.
    (2)If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.
    (3)If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.
    (4)For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY
If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided within six months of the annuitant's death.

[Shaded Section Header]
--------------------------------------------------------------------------
                          CHARGES AND FEES
--------------------------------------------------------------------------
We deduct the charges described below to cover our cost and expenses,
services  provided and risks assumed under the Contracts.   We  incur
certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for  bearing various risks associated with the Contracts.  The amount
of   a  charge  will  not  always  correspond  to  the  actual  costs
associated.   For  example, the surrender charge  collected  may  not
fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
For purposes of determining any applicable charges under the Contract, Contract value is removed in the following order: 1)
earnings (Contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than eight years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payments made after the first withdrawal in the Contract year but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old);
and 4) premium payments in the Contract for less than eight years (these premium payments are removed on a first in, first out basis). The charges we deduct are:

  SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

  COMPLETE YEARS ELAPSED   0 | 1 | 2 | 3 | 4 | 5 | 6 | 7 | 8+
    SINCE PREMIUM PAYMENT    |   |   |   |   |   |   |   |
                             |   |   |   |   |   |   |   |
  SURRENDER CHARGE         8%| 7%| 6%| 5%| 4%| 3%| 2%| 1%| 0%

  FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

  o   earnings (contract value less unliquidated purchase payments);
  o   premium payments in the contract for more than nine years, and
  o an amount which is equal to 10% of the premium payments in the Contract for less than nine years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payment made after the first withdrawal in the Contract year (but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old).

      For purposes of determining surrender charges or any other charges under the Contract, Contract value is also removed in the above order with any premium payments in the Contract for less than eight years removed last.

  SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

  PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

  ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested.

  TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess the lesser of 2% of the Contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the Transfer Charge.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
  MORTALITY AND EXPENSE RISK CHARGE. The Company deducts on each business day a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal charge in the event of the death of the annuitant. Also, there is a mortality risk borne by the Company with respect to the guaranteed death benefit (see "Contract Proceeds Death Proceeds"). The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the annual administrative charge.

  If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

  The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

  ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Please read the respective Trust prospectus for details.

[Shaded Section Header]
--------------------------------------------------------------------------
                         THE ANNUITY OPTIONS
--------------------------------------------------------------------------
SELECTING THE ANNUITY START DATE
You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date.

On the annuity start date, we will pay the maturity proceeds of the Contract to the annuitant, if living, subject to the terms of the Contract. If payment plan A, Option 1; plan B; or plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. (See "Fixed Payment plans" below.) If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the Contract value less:

    (1)any applicable taxes not previously deducted; less
    (2)the withdrawal charge, if any; less
    (3)the annual contract administrative charge, if any.

The election of a payment plan must be made in writing at least seven
(7) days prior to the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax advisor.

FIXED PAYMENT PLANS
After the first Contract year, the proceeds may be applied under one or more of the payment plans described below. payment plans not specified in the Contract are available only if they are approved both by the Company and the owner. The owner chooses a payment plan during the annuitant's lifetime. This choice can be changed during the life of the annuitant prior to the annuity start date. If the owner has not chosen a plan prior to the annuitant's death, the automatic option of monthly income for a minimum of 120 months and as long thereafter as the payee lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. Any change must be requested at least seven (7) days prior to the annuity start date. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

No withdrawal charge is deducted if Plan A-Option 1; Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.
A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which the we and the owner mutually agree.

The minimum interest rate for plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the
1983a Annuity Table at 3.0% interest, compounded yearly.  The Company may pay a higher rate at its discretion.
|-------------------------------------------------------------------------|
| PLAN A.   INTEREST                                                      |
|      Option 1 The Contract  value less any applicable    taxes          |
|                not previously  deducted may be left on  deposit         |
|                with  us for five (5) years.    Fixed   payments         |
|                will   be   made   monthly,   quarterly,   semi-         |
|                annually,  or  annually.   We do   not  allow  a         |
|                monthly    payment   if    the  Contract   value         |
|                applied  under    this   option   is  less  than         |
|                $100,000.    The   proceeds may not be withdrawn         |
|                until  the  end  of  the  five  (5) year period.         |
|                                                                         |
|      Option 2 The cash  surrender value may be left on deposit          |
|                with  the  Company  for  a   specified   period.         |
|                Interest will be paid annually.   All or part of         |
|                the  Proceeds  may be withdrawn  at  any time.           |
|-------------------------------------------------------------------------|
| PLAN B.   FIXED PERIOD                                                  |
|               The Contract value  less  any  applicable  taxes          |
|                not previously deducted will be paid  until  the         |
|                proceeds, plus  interest,   are  paid  in  full.         |
|                Payments  may  be  paid  annually   or  monthly.         |
|                The   payment   period   cannot   be  more  than         |
|                thirty  (30)  years   nor  less  than  five  (5)         |
|                years.  The   Contract  provides  for a table of         |
|                minimum annual payments.   They are   based   on         |
|                the age of the annuitant or the beneficiary.             |
|-------------------------------------------------------------------------|
| PLAN C.   LIFE INCOME                                                   |
|               The Contract value less  any  applicable   taxes          |
|                not previously deducted will be paid in  monthly         |
|                or   annual   payments   for   as  long  as  the         |
|                annuitant   or    beneficiary,    whichever   is         |
|                appropriate,   lives.  The   Company   has   the         |
|                right to   require  proof  satisfactory to it of         |
|                the age and sex   of such  person  and proof  of         |
|                continuing  survival  of  such  erson. A minimum         |
|                number   of   payments   may    be   guaranteed,         |
|                if  desired.  The Contract provides for a  table         |
|                of  minimum  annual payments. They are based  on         |
|                the age of  the annuitant or the beneficiary.            |
|-------------------------------------------------------------------------|
[Shaded Section Header]
--------------------------------------------------------------------------
                      OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------
REPORTS TO CONTRACT OWNERS
We  will send you a quarterly report within 31 days after the end  of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar
quarter.   The report will also show the allocation of your  contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Account A invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS
The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

    (1)the New York Stock Exchange is closed (other than customary weekend and holiday closings);
    (2)trading on the New York Stock Exchange is restricted;
    (3)an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets;
    (4)when the Company's Customer Service Center is closed; or
    (5)during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners; provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES  APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK
In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Smith Barney Money Market subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit. See "Reduction or Elimination of the Withdrawal Charge" for more details.

SELLING THE CONTRACT
Directed Services, Inc. ("DSI") is distributor of the Contract issued through Account A. The principal address of DSI is 1745 Dunwoody Drive, West Chester, PA 19380. DSI enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. The selling broker-dealer whose registered representative sold the contract receives a maximum of 7.75% commission. Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 7.75% of total premium payments).

[Shaded Section Header]
--------------------------------------------------------------------------
                          OTHER INFORMATION
--------------------------------------------------------------------------
VOTING RIGHTS
We will vote the shares of a Trust owned by Account A according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Account A which are not attributable to contract owners in the same proportion.

YEAR 2000 PROBLEM
Like other business organizations and individuals around the world, Equitable Life and Account A could be adversely affected if the computer systems doing the accounts processing or on which Equitable Life and/or Account A relies do not properly process and calculate date-related information related to the end of the year 1999. This is commonly known as the Year 2000 (or Y2K) Problem. Equitable Life is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by its and Account A's major service providers. At this time, however, we cannot guarantee that these steps will be sufficient to avoid any adverse impact on Equitable Life and Account A.

STATE REGULATION
We  are  regulated by the Insurance Department of the State of  Iowa.
We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
We, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Account A.

LEGAL MATTERS
The legal validity of the Contracts was passed on by James Mumford, Esquire, Executive Vice President, General Counsel and Secretary of Equitable Life Insurance Company of Iowa. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The  audited financial statements of Equitable Life Insurance Company of Iowa and Account A appearing or incorporated by reference in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in  their  reports thereon appearing or incorporated by reference  in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
[Shaded Section Header]
--------------------------------------------------------------------------
                     FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------
The following summary provides a general description of the federal income tax considerations associated with this Contract and does not
purport  to  be  complete  or  to cover  all  tax  situations.   This
discussion  is not intended as tax advice.  You should  consult  your
counsel   or   other  competent  tax  advisers  for   more   complete
information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment
under  Sections  401(a),  403(b), 408, or  408A  of  the  Code.   The
ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract
in  order  to  continue  receiving  favorable  tax  treatment.   Some
retirement  plans are subject to distribution and other  requirements
that   are   not   incorporated  into  our  Contract   administration
procedures.   Contract  owners, participants  and  beneficiaries  are
responsible  for  determining that contributions,  distributions  and
other   transactions  with  respect  to  the  Contract  comply   with
applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts
are   purchased   with  proceeds  from  and/or  contributions   under
retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
  DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account A, through the subaccounts, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account A assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

  REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
  IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
  NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

  WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge)
immediately before the distribution over the contract owner's investment in the Contract at that time.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

  PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

    o    made on or after the taxpayer reaches age 59 1/2;
    o    made on or after the death of a contract owner;
    o    attributable to the taxpayer's becoming disabled; or
    o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

  ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

  TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

  TRANSFERS, ASSIGNMENTS, OR EXCHANGES, AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

  WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

  MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

  DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

  WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the
Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code. If an owner of a Non-Qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or
(b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding  (a)  and  (b) above, if the  sole  contract  owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect, to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRAS
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

[Shaded Section Header]
--------------------------------------------------------------------------
                 STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------

TABLE OF CONTENTS

      ITEM                                                 PAGE
      Company................................................1
      Experts................................................1
      Legal Opinions.........................................1
      Distributor............................................1
      Yield Calculations for the Liquid Asset Subaccounts....1
      Performance Information................................2
      Annuity Provisions.....................................5
      Financial Statements of Separate Account A.............5













--------------------------------------------------------------------------
PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER
THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER;
THE ADDRESS IS SHOWN ON THE COVER.
--------------------------------------------------------------------------

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A.

Please Print or Type:

               --------------------------------------------------
               NAME

               --------------------------------------------------
               SOCIAL SECURITY NUMBER

               --------------------------------------------------
               STREET ADDRESS

               --------------------------------------------------
               CITY, STATE, ZIP

PrimElite 5/9

                 This page intentionally left blank.

                             APPENDIX A
                   CONDENSED FINANCIAL INFORMATION


The  following  tables give (1) the accumulation unit value  ("AUV"),
(2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Equitable of Iowa Separate Account A available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.


MID-CAP GROWTH
[Shaded lines for readability]
 |-------------------------------------------------------------|
 |                             TOTAL # OF                      |
 |                            ACCUMULATION                     |
 |            AUV AT            UNITS AT          TOTAL        |
 |          YEAR END (AND     YEAR END (AND       AUV AT       |
 |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
 |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
 |-------------------------------------------------------------|
 | 1998      $22.43            5,924,179        $132,179       |
 | 1997       18.52            4,824,991          89,359       |
 | 1996       15.70            2,602,724          40,863       |
 | 1995       13.21              759,597          10,034       |
 | 1994       10.35               63,781             660       |
 | 10/7/94     10.00                   --             --       |
 |-------------------------------------------------------------|

RESEARCH
[Shaded lines for readability]
 |-------------------------------------------------------------|
 |                             TOTAL # OF                      |
 |                            ACCUMULATION                     |
 |            AUV AT            UNITS AT           TOTAL       |
 |          YEAR END (AND     YEAR END (AND        AUV AT      |
 |         AT BEGINNING OF   AT BEGINNING OF      YEAR END     |
 |         FOLLOWING YEAR)   FOLLOWING YEAR)    (IN THOUSANDS) |
 |-------------------------------------------------------------|
 |  1998      $22.89           180,483,646         $180,484    |
 |  1997       18.87            10,840,733          [     ]    |
 |  1996       15.93             4,845,240          [     ]    |
 |  1995       13.10             1,255,752          [     ]    |
 |  1994        9.72                69,177          [     ]    |
 | 10/7/94     10.00                    --               --    |
 |-------------------------------------------------------------|

                                   A1

TOTAL RETURN
[Shaded lines for readability]
 |-------------------------------------------------------------|
 |                             TOTAL # OF                      |
 |                            ACCUMULATION                     |
 |            AUV AT            UNITS AT           TOTAL       |
 |          YEAR END (AND     YEAR END (AND        AUV AT      |
 |         AT BEGINNING OF   AT BEGINNING OF      YEAR END     |
 |         FOLLOWING YEAR)   FOLLOWING YEAR)    (IN THOUSANDS) |
 |-------------------------------------------------------------|
 |  1998      $17.72            [         ]         $170,738   |
 |  1997       16.10             9,244,077           [     ]   |
 |  1996       13.51             4,354,328           [     ]   |
 |  1995       12.05             1,312,565           [     ]   |
 |  1994        9.81                33,106           [     ]   |
 |  10/7/94    10.00                   --                --    |
 |-------------------------------------------------------------|

SMITH BARNEY LARGE CAP VALUE
[Shaded lines for readability]
 |-------------------------------------------------------------|
 |                             TOTAL # OF                      |
 |                            ACCUMULATION                     |
 |            AUV AT            UNITS AT           TOTAL       |
 |          YEAR END (AND     YEAR END (AND        AUV AT      |
 |         AT BEGINNING OF   AT BEGINNING OF      YEAR END     |
 |         FOLLOWING YEAR)   FOLLOWING YEAR)    (IN THOUSANDS) |
 |-------------------------------------------------------------|
 |  1998      $19.24            6,212,301         $[         ] |
 |  1997       17.17            4,211,810          [         ] |
 |  1996       14.23            1,579,649          [         ] |
 |  1995       12.05              295,134          [         ] |
 |  4/5/95     10.00                   --                  --  |
 |-------------------------------------------------------------|

SMITH BARNEY INTERNATIONAL EQUITY
[Shaded lines for readability]
 |-------------------------------------------------------------|
 |                             TOTAL # OF                      |
 |                            ACCUMULATION                     |
 |            AUV AT            UNITS AT           TOTAL       |
 |          YEAR END (AND     YEAR END (AND        AUV AT      |
 |         AT BEGINNING OF   AT BEGINNING OF      YEAR END     |
 |         FOLLOWING YEAR)   FOLLOWING YEAR)    (IN THOUSANDS) |
 |-------------------------------------------------------------|
 | 1998      $14.28            2,094,604         $[         ]  |
 | 1997       13.59            1,734,132         $[         ]  |
 | 1996       13.42              804,975         $[         ]  |
 | 1995       11.56              154,388         $[         ]  |
 | 3/27/95    10.00                   --                   --  |
 |-------------------------------------------------------------|

                                   A2

SMITH BARNEY HIGH INCOME
[Shaded lines for readability]
 |-------------------------------------------------------------|
 |                             TOTAL # OF                      |
 |                            ACCUMULATION                     |
 |            AUV AT            UNITS AT           TOTAL       |
 |          YEAR END (AND     YEAR END (AND        AUV AT      |
 |         AT BEGINNING OF   AT BEGINNING OF      YEAR END     |
 |         FOLLOWING YEAR)   FOLLOWING YEAR)    (IN THOUSANDS) |
 |-------------------------------------------------------------|
 | 1998      $13.58            1,927,034         $[         ]  |
 | 1997       13.72            1,544,897         $[         ]  |
 | 1996       12.22              670,736         $[         ]  |
 | 1995       10.94               72,283         $[         ]  |
 | 4/28/95    10.00                   --                   --  |
 |-------------------------------------------------------------|

SMITH BARNEY MONEY MARKET
[Shaded lines for readability]
 |-------------------------------------------------------------|
 |                             TOTAL # OF                      |
 |                            ACCUMULATION                     |
 |            AUV AT            UNITS AT           TOTAL       |
 |          YEAR END (AND     YEAR END (AND        AUV AT      |
 |         AT BEGINNING OF   AT BEGINNING OF      YEAR END     |
 |         FOLLOWING YEAR)   FOLLOWING YEAR)    (IN THOUSANDS) |
 |-------------------------------------------------------------|
 | 1998      $11.37              770,256          $[         ] |
 | 1997       11.97            1,142,815          $[         ] |
 | 1996       10.59              348,906          $[         ] |
 | 1995       10.23              125,048          $[         ] |
 | 5/24/95    10.00                   --                    -- |
 |-------------------------------------------------------------|

APPRECIATION
[Shaded lines for readability]
 |-------------------------------------------------------------|
 |                             TOTAL # OF                      |
 |                            ACCUMULATION                     |
 |            AUV AT            UNITS AT           TOTAL       |
 |          YEAR END (AND     YEAR END (AND        AUV AT      |
 |         AT BEGINNING OF   AT BEGINNING OF      YEAR END     |
 |         FOLLOWING YEAR)   FOLLOWING YEAR)    (IN THOUSANDS) |
 |-------------------------------------------------------------|
 | 1998      $16.47              4,865,719        $[         ] |
 | 1997       14.01              2,177,729        $[         ] |
 | 1996       11.24                497,034        $[         ] |
 | 3/25/96    10.00                     --                  -- |
 |-------------------------------------------------------------|

SELECT HIGH GROWTH
[Shaded lines for readability]
 |-------------------------------------------------------------|
 |                             TOTAL # OF                      |
 |                            ACCUMULATION                     |
 |            AUV AT            UNITS AT           TOTAL       |
 |          YEAR END (AND     YEAR END (AND        AUV AT      |
 |         AT BEGINNING OF   AT BEGINNING OF      YEAR END     |
 |         FOLLOWING YEAR)   FOLLOWING YEAR)    (IN THOUSANDS) |
 |-------------------------------------------------------------|
 | 1998      $12.33             [         ]      $[         ]  |
 | 1997       10.87               1,866,333      $[         ]  |
 | [      ]   10.00                      --                --  |
 |-------------------------------------------------------------|

                                   A3

SELECT GROWTH
[Shaded lines for readability]
 |-------------------------------------------------------------|
 |                             TOTAL # OF                      |
 |                            ACCUMULATION                     |
 |            AUV AT            UNITS AT           TOTAL       |
 |          YEAR END (AND     YEAR END (AND        AUV AT      |
 |         AT BEGINNING OF   AT BEGINNING OF      YEAR END     |
 |         FOLLOWING YEAR)   FOLLOWING YEAR)    (IN THOUSANDS) |
 |-------------------------------------------------------------|
 |  1998      $12.29            [         ]      $[         ]  |
 |  1997       11.05              2,767,613      $[         ]  |
 |  [      ]   10.00                     --                --  |
 |-------------------------------------------------------------|

SELECT BALANCED
[Shaded lines for readability]
 |-------------------------------------------------------------|
 |                             TOTAL # OF                      |
 |                            ACCUMULATION                     |
 |            AUV AT            UNITS AT           TOTAL       |
 |          YEAR END (AND     YEAR END (AND        AUV AT      |
 |         AT BEGINNING OF   AT BEGINNING OF      YEAR END     |
 |         FOLLOWING YEAR)   FOLLOWING YEAR)    (IN THOUSANDS) |
 |-------------------------------------------------------------|
 |1998      $11.79            [         ]        $[         ]  |
 |1997       11.06              2,668,341        $[         ]  |
 |[      ]   10.00                     --                  --  |
 |-------------------------------------------------------------|

SELECT CONSERVATIVE
[Shaded lines for readability]
 |-------------------------------------------------------------|
 |                             TOTAL # OF                      |
 |                            ACCUMULATION                     |
 |            AUV AT            UNITS AT           TOTAL       |
 |          YEAR END (AND     YEAR END (AND        AUV AT      |
 |         AT BEGINNING OF   AT BEGINNING OF      YEAR END     |
 |         FOLLOWING YEAR)   FOLLOWING YEAR)    (IN THOUSANDS) |
 |-------------------------------------------------------------|
 |1998      $11.52            [        ]        $[         ]   |
 |1997       11.07               671,234         [         ]   |
 |[      ]   10.00                    --                  --   |
 |-------------------------------------------------------------|

SELECT INCOME
[Shaded lines for readability]
 |-------------------------------------------------------------|
 |                             TOTAL # OF                      |
 |                            ACCUMULATION                     |
 |            AUV AT            UNITS AT           TOTAL       |
 |          YEAR END (AND     YEAR END (AND        AUV AT      |
 |         AT BEGINNING OF   AT BEGINNING OF      YEAR END     |
 |         FOLLOWING YEAR)   FOLLOWING YEAR)    (IN THOUSANDS) |
 |-------------------------------------------------------------|
 |1998      $11.45            [        ]        $[         ]   |
 |1997       11.03               250,841         [         ]   |
 |[      ]   10.00                    --                  --   |
 |-------------------------------------------------------------|

                                   A4

                      APPENDIX B

      SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE


The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 * .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 * .30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 * .04).

                         B1

              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
Equitable Life Insurance Company of Iowa is a stock company domiciled in Iowa
[Shaded Line]
PE-1 5/9

                                   PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                 STATEMENT OF ADDITIONAL INFORMATION


            INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                VARIABLE AND FIXED ANNUITY CONTRACTS



                              ISSUED BY



     EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                                 AND

              EQUITABLE LIFE INSURANCE COMPANY OF IOWA




This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 1999, for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts which are referred to herein.

The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: P.O. Box 2700, West
Chester, Pennsylvania 19380, (800) 344-6864.




     DATE OF PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION:
                            MAY 1, 1999.

                          TABLE OF CONTENTS

ITEM                                                      PAGE

Company..................................................    1
Experts..................................................    1
Legal Opinions...........................................    1
Distributor..............................................    1
Yield Calculations For Money Market Subaccounts..........    1
Performance Information..................................    2
Annuity Provisions.......................................    5
Financial Statements.....................................    5

                               COMPANY

Information regarding Equitable Life Insurance Company of Iowa (the "Company") and its ownership is contained in the Prospectus.

                               EXPERTS

The financial statements and schedules of the Company as of December 31, 1998 and for each of the three years in the period ended December 31, 1998, and the Statement of Assets and Liabilities of Equitable Life Insurance Company of Iowa Separate Account A as of December 31, 1998, and the related statements of operations for the year then ended and changes in net assets for each of the two years for the period then ended have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                           LEGAL OPINIONS

The legal validity of the Contract described in the prospectus and herein has been passed upon by James R. Mumford, Esquire, General Counsel and Secretary of the Company. The law firm of Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided advice on certain matters relating to Federal Securities laws.

                             DISTRIBUTOR

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of the Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Company. Prior to Directed Services, Inc. becoming distributor, the variable insurance products were distributed by ING Funds Distributors, Inc. (formerly, Equitable Securities Network, Inc.), which is also an affiliate of the company. For the years ended 1998, 1997 and 1996 commissions paid by the Company to the broker/dealers who sold contracts aggregated $36,579,786, $45,601,541 and $25,432,693, respectively. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

           YIELD CALCULATION FOR MONEY MARKET SUBACCOUNTS

The Money Market Subaccounts of the Separate Account will calculate their current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended December 31, 1998, the annualized yield and effective yield for the Money Market
Subaccounts were 3.25% and 3.30%, respectively.   For the seven
calendar days ended December 31, 1998, the annualized yield and effective yield for the Smith Barney Money Market Subaccount were 3.25% and 3.30%, respectively.

The current yields of the Money Market Subaccounts are computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Money Market Subaccounts compute their effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Subaccounts assets.
Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Money Market Subaccounts in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Subaccounts and changes in the interest rates on such investments, but also on changes in the Money Market Subaccounts' expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Subaccounts and for providing a basis for comparison with other investment alternatives. However, the Money Market Subaccounts' yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales
Load)" in the Prospectus.)

                       PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Charge, the expenses for the underlying Portfolio being advertised and any applicable Annual Contract Maintenance Charge and Withdrawal Charges.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN
The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is

               P(1+T)^(n)=ERV

     P = a hypothetical initial payment of $1,000
     T = average annual total return
     n = number of years
     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical
         $1,000 payment made at the beginning of the time periods used.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS Quotations of yield for the remaining subaccounts will be based on all investment income a subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                   YIELD = 2 [ ( a - b  +1)^6 - 1]
                                 -----
                                   cd

   Where:   [a]  equals the net investment income earned during the
                 period by the investment portfolio attributable to shares owned by a subaccount
          [b]    equals the expenses accrued for the period (net of
                 reimbursements)
          [c]    equals the average daily number of units
                 outstanding during the period based on the index of investment experience
          [d]    equals the value (maximum offering price) per
                 accumulatio0n unit value on the last day of the period

Yield on subaccounts of Account B is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

               P(1+T)^(n)=ERV

     Where:  (1)  [P] equals a hypothetical initial premium payment of $1,000
             (2)  [T] equals an average annual total return
             (3)  [n] equals the number of years
             (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge and surrender charge for the year ending December 31, 1998 were as follows:

Returns for Equi-Select Product:
Subaccounts Investing in:
                       One Year       Five Year        Inception    Inception
                     Period Ending   Period Ending     to Ending      Date
                       12/31/98        12/31/98        12/31/98
THE GCG TRUST
Equity Income          -1.35%           7.64%            8.18%*       1/25/89
Fully Managed          -3.68%           7.19%            7.46%*       1/25/89
Capital Appreciation    3.00%          14.57%           14.12%*        5/4/92
Rising Dividends        4.44%          16.58%           16.39%        10/4/93
All-Growth             -0.11%           2.36%            4.40%*       1/25/89
Real Estate           -22.76%           9.60%            7.83%*       1/25/89
Hard Assets           -38.66%           0.19%            3.59%*       1/25/89
Value Equity           -7.96%            n/a            15.33%         1/1/95
Limited Maturity         n/a             n/a           -14.69%        8/14/98
Liquid Asset           -4.52%            n/a             2.18%*       10/7/94
Small Cap              11.19%            n/a            13.60%         1/2/96
Global Fixed Income     2.19%*           n/a             5.51%*       10/7/94
Growth Opportunities     n/a             n/a            -4.10%        2/18/98
Developing World         n/a             n/a           -30.76%        2/18/98
Research               13.23%            n/a            20.91%*       10/7/94
Total Return            1.94%*           n/a            13.63%*       10/7/94
Mid-Cap Growth         13.00%            n/a            20.31%*       10/7/94
Growth & Income         2.31%            n/a            19.47%         4/1/96
Growth                 16.95%            n/a            17.53%*        4/1/96
Strategic Equity       -8.66%            n/a             9.92%        10/2/95
WARBURG PINCUS TRUST
International Equity     3.88%           n/a             1.04%*        4/1/96
PIMCO VARIABLE INSURANCE TRUST
High Yield Portfolio      n/a            n/a             1.06%*        5/1/98
StocksPLUS Growth and     n/a            n/a            16.92%*        5/1/98
 Income Portfolio

Returns for PrimElite Product:
Subaccounts Investing in:
Subaccounts Investing in:
                                               One Year    Inception   Inception
                                            Period Ending  to Ending    Date
                                              12/31/98     12/31/98
TRAVELERS SERIES FUND INC.
Smith Barney Large Cap Value Portfolio          0.22%        18.07%     04/05/95
Smith Barney International Equity Portfolio    -3.05%         8.62%     03/27/95
Smith Barney High Income Portfolio             -9.04%         7.30%     04/28/95
Smith Barney Money Market Portfolio            -4.48%         2.01%     05/24/95
GREENWICH SERIES FUND
Appreciation Portfolio                          9.41%        17.77%     03/22/96
THE GCG TRUST
Mid-Cap Growth Series                          13.02%        20.33%     10/07/94
Research Portfolio                             13.26%        20.92%     10/07/94
Total Return Portfolio                          1.96%*       13.64%*    10/07/94

SMITH BARNEY CONCERT ALLOCATION SERIES INC.
Select High Growth                              5.69%        15.61%     02/05/97
Select Growth                                   4.29%        16.08%     02/05/97
Select Balanced                                -0.07%        11.36%     02/05/97
Select Conservative                            -3.39%         7.80%     02/05/97
Select Income                                  -3.97%         6.75%     02/05/97
_________________________
* Total return calculation reflects partial waiver of fees and expenses.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

               [P(1+T)^(n)]=ERV

     Where:  (1)  [P] equals a hypothetical initial premium payment of $1,000
             (2)  [T] equals an average annual total return
             (3)  [n] equals the number of years
             (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee. Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge and surrender charge for the year ending December 31, 1998 were as follows:

Returns for Equi-Select Product:
Subaccounts Investing in:
                       One Year       Five Year        Inception    Inception
                     Period Ending   Period Ending     to Ending      Date
                       12/31/98        12/31/98        12/31/98
THE GCG TRUST
Equity Income           6.75%           8.25%            8.23%*       1/25/89
Fully Managed           4.41%           7.81%            7.51%*       1/25/89
Capital Appreciation   11.10%          15.05%           14.38%*        5/4/92
Rising Dividends       12.54%          17.07%           16.83%        10/4/93
All-Growth              7.99%           3.12%            4.46%*       1/25/89
Real Estate           -14.66%          10.17%            8.13%*       1/25/89
Hard Assets           -30.57%           1.02%            3.65%*       1/25/89
Value Equity            0.13%            n/a            16.34%         1/1/95
Limited Maturity         n/a             n/a             5.95%        8/14/98
Liquid Asset            3.58%            n/a             3.56%*       10/7/94
Small Cap              19.29%            n/a            15.43%         1/2/96
Global Fixed Income    10.29%            n/a             6.56%*       10/7/94
Growth Opportunities     n/a             n/a            -3.99%        2/18/98
Developing World         n/a             n/a           -30.66%        2/18/98
Research               21.33%            n/a            21.59%*       10/7/94
Total Return            2.03%            n/a            14.46%*       10/7/94
Mid-Cap Growth         21.09%            n/a            21.01%*       10/7/94
Growth & Income        10.41%            n/a            21.37%         4/1/96
Growth                 25.05%            n/a            19.48%*        4/1/96
Strategic Equity       -0.57%            n/a            11.47%        10/2/95
WARBURG PINCUS TRUST
International Equity   3.88%             n/a             0.67%*        4/1/96

PIMCO VARIABLE INSURANCE TRUST
High Yield Portfolio    n/a              n/a             1.20%*        5/1/98
StocksPLUS Growth and   n/a              n/a            17.08%*        5/1/98
 Income Portfolio

Returns for PrimElite Product:
Subaccounts Investing in:
                                               One Year    Inception   Inception
                                            Period Ending  to Ending    Date
                                              12/31/98     12/31/98
TRAVELERS SERIES FUND INC.
Smith Barney Large Cap Value Portfolio          8.29%        19.11%     04/05/95
Smith Barney International Equity Portfolio     5.02%         9.91%     03/27/95
Smith Barney High Income Portfolio             -0.97%         8.68%     04/28/95
Smith Barney Money Market Portfolio             3.60%         3.61%     05/24/95
GREENWICH SERIES FUND
Appreciation Portfolio                         17.49%        19.66%     03/22/96
THE GCG TRUST
Mid-Cap Growth Series                          21.09%        21.01%     10/07/94
Research Portfolio                             21.33%        20.96%     10/07/94
Total Return Portfolio                         10.03%        14.46%     10/07/94
SMITH BARNEY CONCERT ALLOCATION SERIES INC.
Select High Growth                             13.77%        11.83%     02/05/97
Select Growth                                  12.97%        12.05%     02/05/97
Select Balanced                                 8.00%         9.79%     02/05/97
Select Conservative                             4.69%         8.06%     02/05/97
Select Income                                   4.11%         7.54%     02/05/97
_________________________
* Total return calculation reflects partial waiver of fees and expenses.

Owners should note that the investment results of each Subaccount will fluctuate over time, and any presentation of the Subaccount's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                         ANNUITY PROVISIONS

Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus - "Contract Proceeds - Fixed Payment Plans" for a description of the Payment Plans.)

                        FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                                           FINANCIAL STATEMENTS

                                EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                           SEPARATE ACCOUNT A

                                 YEARS ENDED DECEMBER 31, 1998 AND 1997
                                  WITH REPORT OF INDEPENDENT AUDITORS















































                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A

                             FINANCIAL STATEMENTS


                    YEARS ENDED DECEMBER 31, 1998 AND 1997




                              TABLE OF CONTENTS

Report of Independent Auditors

Audited Financial Statements

Statement of Net Assets
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements







































                        Report of Independent Auditors




The Board of Directors
Equitable Life Insurance Company of Iowa


We have audited the accompanying statement of net assets of Equitable Life Insurance Company of Iowa Separate Account A as of December 31, 1998, and the related statements of operations for the year then ended and the changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa Separate Account A at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                 /S/ Ernst & Young LLP

Des Moines, Iowa
February 25, 1999




















                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                           STATEMENT OF NET ASSETS
                               DECEMBER 31, 1998
                            (DOLLARS IN THOUSANDS)

                                                                     COMBINED
                                                                   ____________
ASSETS
 Investments at net asset value:
  The GCG Trust:
   Fully Managed Series,
    1,051,573 shares (cost - $16,956)                                  $16,015
   Rising Dividends Series,
    3,016,188 shares (cost - $64,197)                                   66,385
   Small Cap Series,
    1,256,316 shares (cost - $17,009)                                   20,138
   Multiple Allocation Series,
    75,584 shares (cost - $1,014)                                          958
   Hard Assets Series,
    35,479 shares (cost - $403)                                            341
   Real Estate Series,
    18,485 shares (cost - $288)                                            252
   All-Growth Series,
    26,129 shares (cost - $300)                                            392
   Capital Appreciation Series,
    92,558 shares (cost - $1,686)                                        1,674
   Value Equity Series,
    15,551 shares (cost - $244)                                            247
   Strategic Equity Series,
    13,458 shares (cost - $172)                                            173
   Growth Opportunities Series,
    7,551 shares (cost - $70)                                               73
   Developing World Series,
    80,879 shares (cost - $672)                                            596
   Mid-Cap Growth Series,
    7,340,178 shares (cost - $114,976)                                 132,856
   Research Series,
    15,990,914 shares (cost - $283,550)                                324,775
   Total Return Series,
    14,013,106 shares (cost - $201,124)                                221,408
   Growth & Income Series,
    7,477,054 shares (cost - $104,869)                                 116,791
   Value + Growth Series,
    5,504,333 shares (cost - $75,544)                                   85,977
   Global Fixed Income Series,
    1,109,322 shares (cost - $12,244)                                   12,391
   Limited Maturity Bond Series,
    4,126,175 shares (cost - $44,395)                                   44,068
   Liquid Asset Series,
    33,498,376 shares (cost - $33,498)                                  33,498




See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                           STATEMENT OF NET ASSETS
                               DECEMBER 31, 1998
                                  (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     COMBINED
                                                                   ____________
ASSETS
 Investments at net asset value:
  PIMCO Variable Insurance Trust:
   PIMCO High Yield Bond Series,
    209,444 shares (cost - $2,007)                                      $2,026
   PIMCO StocksPLUS Growth and Income Series,
    506,644 shares (cost - $5,694)                                       6,374
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,903,717 shares (cost - $45,895)                                   42,903
  Travelers Series Fund Inc.:
   Smith Barney Large Cap Value Portfolio,
    5,914,225 shares (cost - $105,411)                                 119,526
   Smith Barney International Equity Portfolio,
    2,176,378 shares (cost - $28,446)                                   29,904
   Smith Barney High Income Portfolio,
    2,067,682 shares (cost - $26,392)                                   26,177
   Smith Barney Money Market Portfolio,
    8,755,176 shares (cost - $8,755)                                     8,755
  Greenwich Street Series Fund Inc.:
   Appreciation Portfolio,
    3,786,243 shares (cost - $73,041)                                   80,117
  Smith Barney Concert Allocation Series Inc.:
   Select High Growth Portfolio,
    3,281,618 shares (cost - $37,637)                                   41,316
   Select Growth Portfolio,
    5,272,212 shares (cost - $60,300)                                   65,955
   Select Balanced Portfolio,
    5,135,268 shares (cost - $57,947)                                   61,265
   Select Conservative Portfolio,
    1,403,939 shares (cost - $15,857)                                   16,327
   Select Income Portfolio,
    637,815 shares (cost - $7,263)                                       7,387
                                                                   ____________
   TOTAL NET ASSETS (cost - $1,447,856)                             $1,587,040
                                                                   ============


See accompanying notes.









                     EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
              FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                             (DOLLARS IN THOUSANDS)

                                            Fully        Rising       Small
                                           Managed     Dividends       Cap
                                           Account      Account      Account
                                         ______________________________________
NET INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                     $470         $298           --
  Capital gains distributions                    873        2,210           --
                                         ______________________________________
 TOTAL INVESTMENT INCOME                       1,343        2,508           --

 Expenses:
  Mortality and expense risk charges             186          764         $205
  Annual contract charges                          8           28           11
  Transfer charges                                --            1           --
                                         ______________________________________
 TOTAL EXPENSES                                  194          793          216
                                         ______________________________________
 NET INVESTMENT INCOME (LOSS)                  1,149        1,715         (216)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on investments         112        2,850          670
 Net unrealized appreciation
  (depreciation) of investments                 (822)         586        2,477
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      $439       $5,151       $2,931
                                         ======================================

(a) Commencement of operations, June 8, 1998
(b) Commencement of operations, June 9, 1998
(c) Commencement of operations, June 16, 1998
(d) Commencement of operations, June 19, 1998
(e) Commencement of operations, June 23, 1998
(f) Commencement of operations, June 24, 1998
(g) Commencement of operations, July 2, 1998
(h) Commencement of operations, August 14, 1998

See accompanying notes.










                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
              FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                  (CONTINUED)
                             (DOLLARS IN THOUSANDS)

                                           Multiple       Hard
                                          Allocation     Assets    Real Estate
                                          Account(f)   Account(e)   Account(g)
                                         ______________________________________
NET INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                      $46          $19          $12
  Capital gains distributions                     50           12           22
                                         ______________________________________
 TOTAL INVESTMENT INCOME                          96           31           34

 Expenses:
  Mortality and expense risk charges               4            2            1
  Annual contract charges                         --           --           --
  Transfer charges                                --           --           --
                                         ______________________________________
 TOTAL EXPENSES                                    4            2            1
                                         ______________________________________
 NET INVESTMENT INCOME (LOSS)                     92           29           33

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on investments          (4)          (3)         (15)
 Net unrealized appreciation
  (depreciation) of investments                  (56)         (62)         (36)
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $32         ($36)        ($18)
                                         ======================================

(a) Commencement of operations, June 8, 1998
(b) Commencement of operations, June 9, 1998
(c) Commencement of operations, June 16, 1998
(d) Commencement of operations, June 19, 1998
(e) Commencement of operations, June 23, 1998
(f) Commencement of operations, June 24, 1998
(g) Commencement of operations, July 2, 1998
(h) Commencement of operations, August 14, 1998

See accompanying notes.









                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
              FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                  (CONTINUED)
                             (DOLLARS IN THOUSANDS)

                                                        Capital       Value
                                          All-Growth  Appreciation    Equity
                                          Account(d)   Account(c)   Account(c)
                                         ______________________________________
NET INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                       --          $21           $4
  Capital gains distributions                     $2          123            1
                                         ______________________________________
 TOTAL INVESTMENT INCOME                           2          144            5

 Expenses:
  Mortality and expense risk charges               2            4            1
  Annual contract charges                         --           --           --
  Transfer charges                                --           --           --
                                         ______________________________________
 TOTAL EXPENSES                                    2            4            1
                                         ______________________________________
 NET INVESTMENT INCOME (LOSS)                     --          140            4

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on investments         (93)          (9)          --
 Net unrealized appreciation
  (depreciation) of investments                   92          (12)           3
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       ($1)        $119           $7
                                         ======================================

(a) Commencement of operations, June 8, 1998
(b) Commencement of operations, June 9, 1998
(c) Commencement of operations, June 16, 1998
(d) Commencement of operations, June 19, 1998
(e) Commencement of operations, June 23, 1998
(f) Commencement of operations, June 24, 1998
(g) Commencement of operations, July 2, 1998
(h) Commencement of operations, August 14, 1998

See accompanying notes.









                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
              FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                  (CONTINUED)
                             (DOLLARS IN THOUSANDS)

                                          Strategic      Growth     Developing
                                            Equity    Opportunities   World
                                          Account(c)   Account(a)   Account(a)
                                         ______________________________________
NET INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                       $5           --           --
  Capital gains distributions                      6           --           --
                                         ______________________________________
 TOTAL INVESTMENT INCOME                          11           --           --

 Expenses:
  Mortality and expense risk charges               1          $13           $5
  Annual contract charges                         --           --           --
  Transfer charges                                --           --           --
                                         ______________________________________
 TOTAL EXPENSES                                    1           13            5
                                         ______________________________________
 NET INVESTMENT INCOME (LOSS)                     10          (13)          (5)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on investments          (6)        (121)         (58)
 Net unrealized appreciation
  (depreciation) of investments                    1            3          (76)
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $5        ($131)       ($139)
                                         ======================================

(a) Commencement of operations, June 8, 1998
(b) Commencement of operations, June 9, 1998
(c) Commencement of operations, June 16, 1998
(d) Commencement of operations, June 19, 1998
(e) Commencement of operations, June 23, 1998
(f) Commencement of operations, June 24, 1998
(g) Commencement of operations, July 2, 1998
(h) Commencement of operations, August 14, 1998

See accompanying notes.









                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
              FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                  (CONTINUED)
                             (DOLLARS IN THOUSANDS)

                                           Mid-Cap                    Total
                                            Growth      Research      Return
                                           Account      Account      Account
                                         ______________________________________
NET INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                   $7,724      $21,722      $15,826
  Capital gains distributions                     --           --           --
                                         ______________________________________
 TOTAL INVESTMENT INCOME                       7,724       21,722       15,826

 Expenses:
  Mortality and expense risk charges           1,560        3,751        2,688
  Annual contract charges                         91          197          129
  Transfer charges                                 1            8           --
                                         ______________________________________
 TOTAL EXPENSES                                1,652        3,956        2,817
                                         ______________________________________
 NET INVESTMENT INCOME (LOSS)                  6,072       17,766       13,009

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on investments       2,477       10,709        1,329
 Net unrealized appreciation
  (depreciation) of investments               11,890       21,352        3,006
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $20,439      $49,827      $17,344
                                         ======================================

(a) Commencement of operations, June 8, 1998
(b) Commencement of operations, June 9, 1998
(c) Commencement of operations, June 16, 1998
(d) Commencement of operations, June 19, 1998
(e) Commencement of operations, June 23, 1998
(f) Commencement of operations, June 24, 1998
(g) Commencement of operations, July 2, 1998
(h) Commencement of operations, August 14, 1998

See accompanying notes.









                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
              FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                  (CONTINUED)
                             (DOLLARS IN THOUSANDS)

                                                                      Global
                                           Growth &     Value +       Fixed
                                            Income       Growth       Income
                                           Account      Account      Account
                                         ______________________________________
NET INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                   $3,776       $4,880         $472
  Capital gains distributions                     --           --           --
                                         ______________________________________
 TOTAL INVESTMENT INCOME                       3,776        4,880          472

 Expenses:
  Mortality and expense risk charges           1,436          971          170
  Annual contract charges                         75           51            8
  Transfer charges                                --           --           --
                                         ______________________________________
 TOTAL EXPENSES                                1,511        1,022          178
                                         ______________________________________
 NET INVESTMENT INCOME (LOSS)                  2,265        3,858          294

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on investments       2,020        2,697         (123)
 Net unrealized appreciation
  (depreciation) of investments                5,110        9,110          967
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    $9,395      $15,665       $1,138
                                         ======================================

(a) Commencement of operations, June 8, 1998
(b) Commencement of operations, June 9, 1998
(c) Commencement of operations, June 16, 1998
(d) Commencement of operations, June 19, 1998
(e) Commencement of operations, June 23, 1998
(f) Commencement of operations, June 24, 1998
(g) Commencement of operations, July 2, 1998
(h) Commencement of operations, August 14, 1998

See accompanying notes.









                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
              FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                  (CONTINUED)
                             (DOLLARS IN THOUSANDS)

                                           Limited
                                           Maturity      Liquid       Money
                                             Bond        Asset        Market
                                          Account(h)   Account(h)    Account
                                         ______________________________________
NET INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                   $1,328         $785       $1,195
  Capital gains distributions                     --           --           --
                                         ______________________________________
 TOTAL INVESTMENT INCOME                       1,328          785        1,195

 Expenses:
  Mortality and expense risk charges             234          228          336
  Annual contract charges                          9            8            9
  Transfer charges                                --            2           14
                                         ______________________________________
 TOTAL EXPENSES                                  243          238          359
                                         ______________________________________
 NET INVESTMENT INCOME (LOSS)                  1,085          547          836

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on investments         144           --           --
 Net unrealized appreciation
  (depreciation) of investments                 (327)          --           --
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      $902         $547         $836
                                         ======================================

(a) Commencement of operations, June 8, 1998
(b) Commencement of operations, June 9, 1998
(c) Commencement of operations, June 16, 1998
(d) Commencement of operations, June 19, 1998
(e) Commencement of operations, June 23, 1998
(f) Commencement of operations, June 24, 1998
(g) Commencement of operations, July 2, 1998
(h) Commencement of operations, August 14, 1998

See accompanying notes.









                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
              FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                  (CONTINUED)
                             (DOLLARS IN THOUSANDS)

                                          Mortgage-                   PIMCO
                                            Backed                  High Yield
                                          Securities   Advantage       Bond
                                           Account      Account     Account(b)
                                         ______________________________________
NET INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                   $1,067         $887          $60
  Capital gains distributions                     --           --           --
                                         ______________________________________
 TOTAL INVESTMENT INCOME                       1,067          887           60

 Expenses:
  Mortality and expense risk charges             179          177           11
  Annual contract charges                          7            7           --
  Transfer charges                                --           --           --
                                         ______________________________________
 TOTAL EXPENSES                                  186          184           11
                                         ______________________________________
 NET INVESTMENT INCOME (LOSS)                    881          703           49

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on investments        (393)        (504)         (83)
 Net unrealized appreciation
  (depreciation) of investments                  (57)         281           19
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      $431         $480         ($15)
                                         ======================================

(a) Commencement of operations, June 8, 1998
(b) Commencement of operations, June 9, 1998
(c) Commencement of operations, June 16, 1998
(d) Commencement of operations, June 19, 1998
(e) Commencement of operations, June 23, 1998
(f) Commencement of operations, June 24, 1998
(g) Commencement of operations, July 2, 1998
(h) Commencement of operations, August 14, 1998

See accompanying notes.









                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
              FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                  (CONTINUED)
                             (DOLLARS IN THOUSANDS)

                                            PIMCO
                                          StocksPLUS               Smith Barney
                                          Growth and  International Large Cap
                                            Income       Equity       Value
                                          Account(a)    Account      Account
                                         ______________________________________
NET INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                     $132         $227       $1,168
  Capital gains distributions                     --           --        2,920
                                         ______________________________________
 TOTAL INVESTMENT INCOME                         132          227        4,088

 Expenses:
  Mortality and expense risk charges              22          597        1,469
  Annual contract charges                          1           34           58
  Transfer charges                                --            4           --
                                         ______________________________________
 TOTAL EXPENSES                                   23          635        1,527
                                         ______________________________________
 NET INVESTMENT INCOME (LOSS)                    109         (408)       2,561

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on investments        (275)        (163)       1,156
 Net unrealized appreciation
  (depreciation) of investments                  680        1,958        2,545
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      $514       $1,387       $6,262
                                         ======================================

(a) Commencement of operations, June 8, 1998
(b) Commencement of operations, June 9, 1998
(c) Commencement of operations, June 16, 1998
(d) Commencement of operations, June 19, 1998
(e) Commencement of operations, June 23, 1998
(f) Commencement of operations, June 24, 1998
(g) Commencement of operations, July 2, 1998
(h) Commencement of operations, August 14, 1998

See accompanying notes.








                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
              FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                  (CONTINUED)
                             (DOLLARS IN THOUSANDS)

                                         Smith Barney Smith Barney Smith Barney
                                         International    High        Money
                                            Equity       Income       Market
                                           Account      Account      Account
                                         ______________________________________
NET INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                       --       $1,449         $668
  Capital gains distributions                     --          333           --
                                         ______________________________________
 TOTAL INVESTMENT INCOME                          --        1,782          668

 Expenses:
  Mortality and expense risk charges            $397          360          190
  Annual contract charges                         20           14            3
  Transfer charges                                --           --           --
                                         ______________________________________
 TOTAL EXPENSES                                  417          374          193
                                         ______________________________________
 NET INVESTMENT INCOME (LOSS)                   (417)       1,408          475

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on investments         311          262           --
 Net unrealized appreciation
  (depreciation) of investments                  854       (2,115)          --
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      $748        ($445)        $475
                                         ======================================

(a) Commencement of operations, June 8, 1998
(b) Commencement of operations, June 9, 1998
(c) Commencement of operations, June 16, 1998
(d) Commencement of operations, June 19, 1998
(e) Commencement of operations, June 23, 1998
(f) Commencement of operations, June 24, 1998
(g) Commencement of operations, July 2, 1998
(h) Commencement of operations, August 14, 1998

See accompanying notes.









                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
              FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                  (CONTINUED)
                             (DOLLARS IN THOUSANDS)

                                                        Select        Select
                                         Appreciation High Growth     Growth
                                           Account      Account      Account
                                         ______________________________________
NET INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                     $707         $211         $540
  Capital gains distributions                  2,761           --           --
                                         ______________________________________
 TOTAL INVESTMENT INCOME                       3,468          211          540

 Expenses:
  Mortality and expense risk charges             841          458          733
  Annual contract charges                         29           22           30
  Transfer charges                                --           --           --
                                         ______________________________________
 TOTAL EXPENSES                                  870          480          763
                                         ______________________________________
 NET INVESTMENT INCOME (LOSS)                  2,598         (269)        (223)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on investments         174          178          176
 Net unrealized appreciation
  (depreciation) of investments                5,958        3,569        4,753
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    $8,730       $3,478       $4,706
                                         ======================================

(a) Commencement of operations, June 8, 1998
(b) Commencement of operations, June 9, 1998
(c) Commencement of operations, June 16, 1998
(d) Commencement of operations, June 19, 1998
(e) Commencement of operations, June 23, 1998
(f) Commencement of operations, June 24, 1998
(g) Commencement of operations, July 2, 1998
(h) Commencement of operations, August 14, 1998

See accompanying notes.









                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
              FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                  (CONTINUED)
                             (DOLLARS IN THOUSANDS)

                                            Select       Select       Select
                                           Balanced   Conservative    Income
                                           Account      Account      Account
                                         ______________________________________
NET INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                     $868         $260         $111
  Capital gains distributions                     --           --           --
                                         ______________________________________
 TOTAL INVESTMENT INCOME                         868          260          111

 Expenses:
  Mortality and expense risk charges             699          181           81
  Annual contract charges                         22            5            2
  Transfer charges                                --           --           --
                                         ______________________________________
 TOTAL EXPENSES                                  721          186           83
                                         ______________________________________
 NET INVESTMENT INCOME (LOSS)                    147           74           28

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on investments         222          107          118
 Net unrealized appreciation
  (depreciation) of investments                2,200          224           23
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    $2,569         $405         $169
                                         ======================================

(a) Commencement of operations, June 8, 1998
(b) Commencement of operations, June 9, 1998
(c) Commencement of operations, June 16, 1998
(d) Commencement of operations, June 19, 1998
(e) Commencement of operations, June 23, 1998
(f) Commencement of operations, June 24, 1998
(g) Commencement of operations, July 2, 1998
(h) Commencement of operations, August 14, 1998

See accompanying notes.









                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
              FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                  (CONTINUED)
                             (DOLLARS IN THOUSANDS)



                                           Combined
                                         ____________
NET INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                  $66,938
  Capital gains distributions                  9,313
                                         ____________
 TOTAL INVESTMENT INCOME                      76,251

 Expenses:
  Mortality and expense risk charges          18,957
  Annual contract charges                        878
  Transfer charges                                30
                                         ____________
 TOTAL EXPENSES                               19,865
                                         ____________
 NET INVESTMENT INCOME (LOSS)                 56,386

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on investments      23,862
 Net unrealized appreciation
  (depreciation) of investments               74,098
                                         ____________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                  $154,346
                                         ============

(a) Commencement of operations, June 8, 1998
(b) Commencement of operations, June 9, 1998
(c) Commencement of operations, June 16, 1998
(d) Commencement of operations, June 19, 1998
(e) Commencement of operations, June 23, 1998
(f) Commencement of operations, June 24, 1998
(g) Commencement of operations, July 2, 1998
(h) Commencement of operations, August 14, 1998

See accompanying notes.









                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                                      Fully
                                                                     Managed
                                                                    Account(a)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $568
  Net realized gain (loss) on investments                                   13
  Net unrealized appreciation (depreciation) of investments               (119)
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations           462

 Changes from principal transactions:
  Purchase payments                                                      3,480
  Contract distributions and terminations                                  (76)
  Transfer payments from (to) other Accounts and Fixed Account           4,590
                                                                   ____________
  Increase in net assets derived from principal transactions             7,994
                                                                   ____________
 Total increase                                                          8,456
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                          8,456


























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Fully
                                                                     Managed
                                                                    Account(a)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $1,149
  Net realized gain (loss) on investments                                  112
  Net unrealized appreciation (depreciation) of investments               (822)
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations          439

 Changes from principal transactions:
  Purchase payments                                                      3,805
  Contract distributions and terminations                                 (793)
  Transfer payments from (to) other Accounts and Fixed Account           4,108
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                7,120
                                                                   ____________
 Total increase (decrease)                                               7,559
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                        $16,015
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.









                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Rising
                                                                    Dividends
                                                                    Account(b)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $534
  Net realized gain (loss) on investments                                  689
  Net unrealized appreciation (depreciation) of investments              1,602
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations         2,825

 Changes from principal transactions:
  Purchase payments                                                     10,120
  Contract distributions and terminations                                 (592)
  Transfer payments from (to) other Accounts and Fixed Account          19,021
                                                                   ____________
  Increase in net assets derived from principal transactions            28,549
                                                                   ____________
 Total increase                                                         31,374
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         31,374

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Rising
                                                                    Dividends
                                                                    Account(b)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $1,715
  Net realized gain (loss) on investments                                2,850
  Net unrealized appreciation (depreciation) of investments                586
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations        5,151

 Changes from principal transactions:
  Purchase payments                                                     12,608
  Contract distributions and terminations                               (2,631)
  Transfer payments from (to) other Accounts and Fixed Account          19,883
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                               29,860
                                                                   ____________
 Total increase (decrease)                                              35,011
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                        $66,385
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                                    Small Cap
                                                                    Account(a)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($72)
  Net realized gain (loss) on investments                                  250
  Net unrealized appreciation (depreciation) of investments                652
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations           830

 Changes from principal transactions:
  Purchase payments                                                      4,227
  Contract distributions and terminations                                 (467)
  Transfer payments from (to) other Accounts and Fixed Account           6,811
                                                                   ____________
  Increase in net assets derived from principal transactions            10,571
                                                                   ____________
 Total increase                                                         11,401
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         11,401

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                                    Small Cap
                                                                    Account(a)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($216)
  Net realized gain (loss) on investments                                  670
  Net unrealized appreciation (depreciation) of investments              2,477
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations        2,931

 Changes from principal transactions:
  Purchase payments                                                      3,110
  Contract distributions and terminations                                 (902)
  Transfer payments from (to) other Accounts and Fixed Account           3,598
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                5,806
                                                                   ____________
 Total increase (decrease)                                               8,737
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                        $20,138
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Multiple
                                                                    Allocation
                                                                    Account(l)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations            --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
 Total increase                                                             --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                             --

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Multiple
                                                                    Allocation
                                                                    Account(l)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $92
  Net realized gain (loss) on investments                                   (4)
  Net unrealized appreciation (depreciation) of investments                (56)
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations           32

 Changes from principal transactions:
  Purchase payments                                                        139
  Contract distributions and terminations                                  (12)
  Transfer payments from (to) other Accounts and Fixed Account             799
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                  926
                                                                   ____________
 Total increase (decrease)                                                 958
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                           $958
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                       Hard
                                                                      Assets
                                                                    Account(k)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations            --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
 Total increase                                                             --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                             --

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                       Hard
                                                                      Assets
                                                                    Account(k)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $29
  Net realized gain (loss) on investments                                   (3)
  Net unrealized appreciation (depreciation) of investments                (62)
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations          (36)

 Changes from principal transactions:
  Purchase payments                                                          7
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account             370
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                  377
                                                                   ____________
 Total increase (decrease)                                                 341
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                           $341
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                       Real
                                                                      Estate
                                                                    Account(m)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations            --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
 Total increase                                                             --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                             --

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                       Real
                                                                      Estate
                                                                    Account(m)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $33
  Net realized gain (loss) on investments                                  (15)
  Net unrealized appreciation (depreciation) of investments                (36)
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations          (18)

 Changes from principal transactions:
  Purchase payments                                                         89
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account             181
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                  270
                                                                   ____________
 Total increase (decrease)                                                 252
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                           $252
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                                    All-Growth
                                                                    Account(j)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations            --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
 Total increase                                                             --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                             --

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                                    All-Growth
                                                                    Account(j)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                 ($93)
  Net unrealized appreciation (depreciation) of investments                 92
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations           (1)

 Changes from principal transactions:
  Purchase payments                                                         19
  Contract distributions and terminations                                   (2)
  Transfer payments from (to) other Accounts and Fixed Account             376
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                  393
                                                                   ____________
 Total increase (decrease)                                                 392
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                           $392
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Capital
                                                                   Appreciation
                                                                    Account(i)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations            --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
 Total increase                                                             --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                             --

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Capital
                                                                   Appreciation
                                                                    Account(i)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $140
  Net realized gain (loss) on investments                                   (9)
  Net unrealized appreciation (depreciation) of investments                (12)
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations          119

 Changes from principal transactions:
  Purchase payments                                                        120
  Contract distributions and terminations                                  (10)
  Transfer payments from (to) other Accounts and Fixed Account           1,445
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                1,555
                                                                   ____________
 Total increase (decrease)                                               1,674
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                         $1,674
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Value
                                                                      Equity
                                                                    Account(i)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations            --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
 Total increase                                                             --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                             --

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Value
                                                                      Equity
                                                                    Account(i)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                              $4
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                  3
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations            7

 Changes from principal transactions:
  Purchase payments                                                         18
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account             222
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                  240
                                                                   ____________
 Total increase (decrease)                                                 247
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                           $247
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Strategic
                                                                      Equity
                                                                    Account(i)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations            --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
 Total increase                                                             --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                             --

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Strategic
                                                                      Equity
                                                                    Account(i)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $10
  Net realized gain (loss) on investments                                   (6)
  Net unrealized appreciation (depreciation) of investments                  1
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations            5

 Changes from principal transactions:
  Purchase payments                                                         27
  Contract distributions and terminations                                   (2)
  Transfer payments from (to) other Accounts and Fixed Account             143
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                  168
                                                                   ____________
 Total increase (decrease)                                                 173
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                           $173
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Growth
                                                                    Opportun-
                                                                      ities
                                                                    Account(g)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations            --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
 Total increase                                                             --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                             --

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Growth
                                                                    Opportun-
                                                                      ities
                                                                    Account(g)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($13)
  Net realized gain (loss) on investments                                 (121)
  Net unrealized appreciation (depreciation) of investments                  3
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations         (131)

 Changes from principal transactions:
  Purchase payments                                                         23
  Contract distributions and terminations                                  (18)
  Transfer payments from (to) other Accounts and Fixed Account             199
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                  204
                                                                   ____________
 Total increase (decrease)                                                  73
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                            $73
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Developing
                                                                      World
                                                                    Account(g)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations            --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
 Total increase                                                             --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                             --

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Developing
                                                                      World
                                                                    Account(g)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             ($5)
  Net realized gain (loss) on investments                                  (58)
  Net unrealized appreciation (depreciation) of investments                (76)
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations         (139)

 Changes from principal transactions:
  Purchase payments                                                         22
  Contract distributions and terminations                                   (9)
  Transfer payments from (to) other Accounts and Fixed Account             722
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                  735
                                                                   ____________
 Total increase (decrease)                                                 596
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                           $596
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Mid-Cap
                                                                      Growth
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                          $40,853

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           2,791
  Net realized gain (loss) on investments                                3,086
  Net unrealized appreciation (depreciation) of investments              4,758
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations        10,635

 Changes from principal transactions:
  Purchase payments                                                     25,661
  Contract distributions and terminations                               (2,959)
  Transfer payments from (to) other Accounts and Fixed Account          15,167
                                                                   ____________
  Increase in net assets derived from principal transactions            37,869
                                                                   ____________
 Total increase                                                         48,504
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         89,357

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Mid-Cap
                                                                      Growth
                                                                     Account
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $6,072
  Net realized gain (loss) on investments                                2,477
  Net unrealized appreciation (depreciation) of investments             11,890
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations       20,439

 Changes from principal transactions:
  Purchase payments                                                     21,460
  Contract distributions and terminations                               (6,410)
  Transfer payments from (to) other Accounts and Fixed Account           8,010
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                               23,060
                                                                   ____________
 Total increase (decrease)                                              43,499
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                       $132,856
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                                     Research
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                          $77,175

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           4,344
  Net realized gain (loss) on investments                                3,990
  Net unrealized appreciation (depreciation) of investments             12,925
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations        21,259

 Changes from principal transactions:
  Purchase payments                                                     67,832
  Contract distributions and terminations                               (5,189)
  Transfer payments from (to) other Accounts and Fixed Account          43,443
                                                                   ____________
  Increase in net assets derived from principal transactions           106,086
                                                                   ____________
 Total increase                                                        127,345
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                        204,520

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                                     Research
                                                                     Account
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $17,766
  Net realized gain (loss) on investments                               10,709
  Net unrealized appreciation (depreciation) of investments             21,352
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations       49,827

 Changes from principal transactions:
  Purchase payments                                                     53,892
  Contract distributions and terminations                              (15,480)
  Transfer payments from (to) other Accounts and Fixed Account          32,016
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                               70,428
                                                                   ____________
 Total increase (decrease)                                             120,255
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                       $324,775
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Total
                                                                      Return
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                          $58,835

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           3,478
  Net realized gain (loss) on investments                                  638
  Net unrealized appreciation (depreciation) of investments             13,099
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations        17,215

 Changes from principal transactions:
  Purchase payments                                                     46,890
  Contract distributions and terminations                               (5,976)
  Transfer payments from (to) other Accounts and Fixed Account          31,888
                                                                   ____________
  Increase in net assets derived from principal transactions            72,802
                                                                   ____________
 Total increase                                                         90,017
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                        148,852

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Total
                                                                      Return
                                                                     Account
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $13,009
  Net realized gain (loss) on investments                                1,329
  Net unrealized appreciation (depreciation) of investments              3,006
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations       17,344

 Changes from principal transactions:
  Purchase payments                                                     41,331
  Contract distributions and terminations                              (10,918)
  Transfer payments from (to) other Accounts and Fixed Account          24,799
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                               55,212
                                                                   ____________
 Total increase (decrease)                                              72,556
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                       $221,408
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth &
                                                                      Income
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                          $27,830

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           6,214
  Net realized gain (loss) on investments                                1,222
  Net unrealized appreciation (depreciation) of investments              4,340
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations        11,776

 Changes from principal transactions:
  Purchase payments                                                     26,757
  Contract distributions and terminations                               (2,887)
  Transfer payments from (to) other Accounts and Fixed Account          24,333
                                                                   ____________
  Increase in net assets derived from principal transactions            48,203
                                                                   ____________
 Total increase                                                         59,979
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         87,809

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth &
                                                                      Income
                                                                     Account
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $2,265
  Net realized gain (loss) on investments                                2,020
  Net unrealized appreciation (depreciation) of investments              5,110
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations        9,395

 Changes from principal transactions:
  Purchase payments                                                     14,922
  Contract distributions and terminations                               (5,781)
  Transfer payments from (to) other Accounts and Fixed Account          10,446
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                               19,587
                                                                   ____________
 Total increase (decrease)                                              28,982
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                       $116,791
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value +
                                                                      Growth
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                          $14,136

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                            (507)
  Net realized gain (loss) on investments                                1,030
  Net unrealized appreciation (depreciation) of investments                347
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations           870

 Changes from principal transactions:
  Purchase payments                                                     18,436
  Contract distributions and terminations                               (1,779)
  Transfer payments from (to) other Accounts and Fixed Account          24,710
                                                                   ____________
  Increase in net assets derived from principal transactions            41,367
                                                                   ____________
 Total increase                                                         42,237
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         56,373

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value +
                                                                      Growth
                                                                     Account
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $3,858
  Net realized gain (loss) on investments                                2,697
  Net unrealized appreciation (depreciation) of investments              9,110
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations       15,665

 Changes from principal transactions:
  Purchase payments                                                     11,209
  Contract distributions and terminations                               (3,821)
  Transfer payments from (to) other Accounts and Fixed Account           6,551
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                               13,939
                                                                   ____________
 Total increase (decrease)                                              29,604
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                        $85,977
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Global
                                                                      Fixed
                                                                      Income
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                           $8,440

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                             447
  Net realized gain (loss) on investments                                  125
  Net unrealized appreciation (depreciation) of investments               (614)
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations           (42)

 Changes from principal transactions:
  Purchase payments                                                      2,503
  Contract distributions and terminations                                 (603)
  Transfer payments from (to) other Accounts and Fixed Account           1,607
                                                                   ____________
  Increase in net assets derived from principal transactions             3,507
                                                                   ____________
 Total increase                                                          3,465
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         11,905

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Global
                                                                      Fixed
                                                                      Income
                                                                     Account
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $294
  Net realized gain (loss) on investments                                 (123)
  Net unrealized appreciation (depreciation) of investments                967
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations        1,138

 Changes from principal transactions:
  Purchase payments                                                      1,025
  Contract distributions and terminations                                 (938)
  Transfer payments from (to) other Accounts and Fixed Account            (739)
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                 (652)
                                                                   ____________
 Total increase (decrease)                                                 486
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                        $12,391
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Limited
                                                                     Maturity
                                                                       Bond
                                                                    Account(n)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations            --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
 Total increase                                                             --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                             --

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Limited
                                                                     Maturity
                                                                       Bond
                                                                    Account(n)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $1,085
  Net realized gain (loss) on investments                                  144
  Net unrealized appreciation (depreciation) of investments               (327)
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations          902

 Changes from principal transactions:
  Purchase payments                                                      2,329
  Contract distributions and terminations                                 (868)
  Transfer payments from (to) other Accounts and Fixed Account          41,705
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                               43,166
                                                                   ____________
 Total increase (decrease)                                              44,068
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                        $44,068
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Liquid
                                                                      Asset
                                                                    Account(n)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations            --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
 Total increase                                                             --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                             --

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Liquid
                                                                      Asset
                                                                    Account(n)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $547
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations          547

 Changes from principal transactions:
  Purchase payments                                                     25,410
  Contract distributions and terminations                               (3,992)
  Transfer payments from (to) other Accounts and Fixed Account          11,533
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                               32,951
                                                                   ____________
 Total increase (decrease)                                              33,498
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                        $33,498
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Money
                                                                      Market
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                          $19,138

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           1,163
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations         1,163

 Changes from principal transactions:
  Purchase payments                                                    180,384
  Contract distributions and terminations                               (3,652)
  Transfer payments from (to) other Accounts and Fixed Account        (161,449)
                                                                   ____________
  Increase in net assets derived from principal transactions            15,283
                                                                   ____________
 Total increase                                                         16,446
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         35,584

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Money
                                                                      Market
                                                                     Account
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $836
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations          836

 Changes from principal transactions:
  Purchase payments                                                     76,038
  Contract distributions and terminations                               (3,609)
  Transfer payments from (to) other Accounts and Fixed Account        (108,849)
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                              (36,420)
                                                                   ____________
 Total increase (decrease)                                             (35,584)
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                             --
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mortgage-
                                                                      Backed
                                                                    Securities
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                          $10,833

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                             581
  Net realized gain (loss) on investments                                  (50)
  Net unrealized appreciation (depreciation) of investments                373
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations           904

 Changes from principal transactions:
  Purchase payments                                                      3,919
  Contract distributions and terminations                                 (720)
  Transfer payments from (to) other Accounts and Fixed Account           2,737
                                                                   ____________
  Increase in net assets derived from principal transactions             5,936
                                                                   ____________
 Total increase                                                          6,840
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         17,673

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mortgage-
                                                                      Backed
                                                                    Securities
                                                                     Account
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $881
  Net realized gain (loss) on investments                                 (393)
  Net unrealized appreciation (depreciation) of investments                (57)
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations          431

 Changes from principal transactions:
  Purchase payments                                                      2,518
  Contract distributions and terminations                               (1,175)
  Transfer payments from (to) other Accounts and Fixed Account         (19,447)
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                              (18,104)
                                                                   ____________
 Total increase (decrease)                                             (17,673)
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                             --
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                                    Advantage
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                          $15,019

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                             531
  Net realized gain (loss) on investments                                  256
  Net unrealized appreciation (depreciation) of investments                (69)
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations           718

 Changes from principal transactions:
  Purchase payments                                                      8,222
  Contract distributions and terminations                               (1,616)
  Transfer payments from (to) other Accounts and Fixed Account          (4,515)
                                                                   ____________
  Increase in net assets derived from principal transactions             2,091
                                                                   ____________
 Total increase                                                          2,809
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         17,828

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                                    Advantage
                                                                     Account
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $703
  Net realized gain (loss) on investments                                 (504)
  Net unrealized appreciation (depreciation) of investments                281
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations          480

 Changes from principal transactions:
  Purchase payments                                                      2,759
  Contract distributions and terminations                               (1,057)
  Transfer payments from (to) other Accounts and Fixed Account         (20,010)
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                              (18,308)
                                                                   ____________
 Total increase (decrease)                                             (17,828)
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                             --
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      PIMCO
                                                                       High
                                                                    Yield Bond
                                                                    Account(h)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations            --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
 Total increase                                                             --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                             --

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      PIMCO
                                                                       High
                                                                    Yield Bond
                                                                    Account(h)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $49
  Net realized gain (loss) on investments                                  (83)
  Net unrealized appreciation (depreciation) of investments                 19
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations          (15)

 Changes from principal transactions:
  Purchase payments                                                        344
  Contract distributions and terminations                                  (79)
  Transfer payments from (to) other Accounts and Fixed Account           1,776
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                2,041
                                                                   ____________
 Total increase (decrease)                                               2,026
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                         $2,026
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      PIMCO
                                                                    StocksPLUS
                                                                     Growth &
                                                                      Income
                                                                    Account(g)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations            --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
 Total increase                                                             --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                             --

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      PIMCO
                                                                    StocksPLUS
                                                                     Growth &
                                                                      Income
                                                                    Account(g)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $109
  Net realized gain (loss) on investments                                 (275)
  Net unrealized appreciation (depreciation) of investments                680
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations          514

 Changes from principal transactions:
  Purchase payments                                                        197
  Contract distributions and terminations                                  (43)
  Transfer payments from (to) other Accounts and Fixed Account           5,706
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                5,860
                                                                   ____________
 Total increase (decrease)                                               6,374
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                         $6,374
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.





                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Inter-
                                                                     national
                                                                      Equity
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                          $20,824

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           1,981
  Net realized gain (loss) on investments                                  175
  Net unrealized appreciation (depreciation) of investments             (5,059)
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations        (2,903)

 Changes from principal transactions:
  Purchase payments                                                     11,101
  Contract distributions and terminations                               (2,232)
  Transfer payments from (to) other Accounts and Fixed Account          11,923
                                                                   ____________
  Increase in net assets derived from principal transactions            20,792
                                                                   ____________
 Total increase                                                         17,889
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         38,713

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Inter-
                                                                     national
                                                                      Equity
                                                                     Account
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($408)
  Net realized gain (loss) on investments                                 (163)
  Net unrealized appreciation (depreciation) of investments              1,958
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations        1,387

 Changes from principal transactions:
  Purchase payments                                                      4,921
  Contract distributions and terminations                               (2,836)
  Transfer payments from (to) other Accounts and Fixed Account             718
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                2,803
                                                                   ____________
 Total increase (decrease)                                               4,190
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                        $42,903
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Smith Barney
                                                                    Large Cap
                                                                      Value
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                          $22,471

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                            (668)
  Net realized gain (loss) on investments                                  173
  Net unrealized appreciation (depreciation) of investments              9,764
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations         9,269

 Changes from principal transactions:
  Purchase payments                                                     32,707
  Contract distributions and terminations                               (1,296)
  Transfer payments from (to) other Accounts and Fixed Account          11,679
                                                                   ____________
  Increase in net assets derived from principal transactions            43,090
                                                                   ____________
 Total increase                                                         52,359
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         74,830

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Smith Barney
                                                                    Large Cap
                                                                      Value
                                                                     Account
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $2,561
  Net realized gain (loss) on investments                                1,156
  Net unrealized appreciation (depreciation) of investments              2,545
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations        6,262

 Changes from principal transactions:
  Purchase payments                                                     31,229
  Contract distributions and terminations                               (5,874)
  Transfer payments from (to) other Accounts and Fixed Account          13,079
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                               38,434
                                                                   ____________
 Total increase (decrease)                                              44,696
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                       $119,526
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Smith Barney
                                                                      Inter-
                                                                     national
                                                                      Equity
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                          $10,805

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                            (263)
  Net realized gain (loss) on investments                                   63
  Net unrealized appreciation (depreciation) of investments               (159)
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations          (359)

 Changes from principal transactions:
  Purchase payments                                                     10,522
  Contract distributions and terminations                                 (391)
  Transfer payments from (to) other Accounts and Fixed Account           2,996
                                                                   ____________
  Increase in net assets derived from principal transactions            13,127
                                                                   ____________
 Total increase                                                         12,768
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         23,573
























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Smith Barney
                                                                      Inter-
                                                                     national
                                                                      Equity
                                                                     Account
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($417)
  Net realized gain (loss) on investments                                  311
  Net unrealized appreciation (depreciation) of investments                854
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations          748

 Changes from principal transactions:
  Purchase payments                                                      5,760
  Contract distributions and terminations                               (1,469)
  Transfer payments from (to) other Accounts and Fixed Account           1,292
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                5,583
                                                                   ____________
 Total increase (decrease)                                               6,331
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                        $29,904
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.






                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Smith Barney
                                                                       High
                                                                      Income
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                           $8,195

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                            (213)
  Net realized gain (loss) on investments                                  109
  Net unrealized appreciation (depreciation) of investments              1,805
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations         1,701

 Changes from principal transactions:
  Purchase payments                                                      9,444
  Contract distributions and terminations                                 (349)
  Transfer payments from (to) other Accounts and Fixed Account           2,199
                                                                   ____________
  Increase in net assets derived from principal transactions            11,294
                                                                   ____________
 Total increase                                                         12,995
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         21,190

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Smith Barney
                                                                       High
                                                                      Income
                                                                     Account
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $1,408
  Net realized gain (loss) on investments                                  262
  Net unrealized appreciation (depreciation) of investments             (2,115)
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations         (445)

 Changes from principal transactions:
  Purchase payments                                                      6,314
  Contract distributions and terminations                               (1,655)
  Transfer payments from (to) other Accounts and Fixed Account             773
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                5,432
                                                                   ____________
 Total increase (decrease)                                               4,987
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                        $26,177
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Smith Barney
                                                                      Money
                                                                      Market
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                           $3,694

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                             294
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations           294

 Changes from principal transactions:
  Purchase payments                                                     72,870
  Contract distributions and terminations                                 (272)
  Transfer payments from (to) other Accounts and Fixed Account         (64,047)
                                                                   ____________
  Increase in net assets derived from principal transactions             8,551
                                                                   ____________
 Total increase                                                          8,845
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         12,539

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Smith Barney
                                                                      Money
                                                                      Market
                                                                     Account
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $475
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations          475

 Changes from principal transactions:
  Purchase payments                                                     89,101
  Contract distributions and terminations                               (1,272)
  Transfer payments from (to) other Accounts and Fixed Account         (92,088)
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                               (4,259)
                                                                   ____________
 Total increase (decrease)                                              (3,784)
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                         $8,755
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                                   Appreciation
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                           $5,586

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           1,683
  Net realized gain (loss) on investments                                    8
  Net unrealized appreciation (depreciation) of investments              1,159
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations         2,850

 Changes from principal transactions:
  Purchase payments                                                     17,039
  Contract distributions and terminations                                 (366)
  Transfer payments from (to) other Accounts and Fixed Account           5,412
                                                                   ____________
  Increase in net assets derived from principal transactions            22,085
                                                                   ____________
 Total increase                                                         24,935
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         30,521

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                                   Appreciation
                                                                     Account
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $2,598
  Net realized gain (loss) on investments                                  174
  Net unrealized appreciation (depreciation) of investments              5,958
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations        8,730

 Changes from principal transactions:
  Purchase payments                                                     27,017
  Contract distributions and terminations                               (2,431)
  Transfer payments from (to) other Accounts and Fixed Account          16,280
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                               40,866
                                                                   ____________
 Total increase (decrease)                                              49,596
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                        $80,117
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Select
                                                                       High
                                                                      Growth
                                                                    Account(c)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($96)
  Net realized gain (loss) on investments                                   36
  Net unrealized appreciation (depreciation) of investments                110
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations            50

 Changes from principal transactions:
  Purchase payments                                                     15,566
  Contract distributions and terminations                                 (244)
  Transfer payments from (to) other Accounts and Fixed Account           4,916
                                                                   ____________
  Increase in net assets derived from principal transactions            20,238
                                                                   ____________
 Total increase                                                         20,288
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         20,288

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Select
                                                                       High
                                                                      Growth
                                                                    Account(c)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($269)
  Net realized gain (loss) on investments                                  178
  Net unrealized appreciation (depreciation) of investments              3,569
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations        3,478

 Changes from principal transactions:
  Purchase payments                                                     13,012
  Contract distributions and terminations                               (1,833)
  Transfer payments from (to) other Accounts and Fixed Account           6,371
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                               17,550
                                                                   ____________
 Total increase (decrease)                                              21,028
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                        $41,316
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Select
                                                                      Growth
                                                                    Account(d)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($143)
  Net realized gain (loss) on investments                                    4
  Net unrealized appreciation (depreciation) of investments                902
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations           763

 Changes from principal transactions:
  Purchase payments                                                     22,740
  Contract distributions and terminations                                 (162)
  Transfer payments from (to) other Accounts and Fixed Account           7,236
                                                                   ____________
  Increase in net assets derived from principal transactions            29,814
                                                                   ____________
 Total increase                                                         30,577
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         30,577

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Select
                                                                      Growth
                                                                    Account(d)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($223)
  Net realized gain (loss) on investments                                  176
  Net unrealized appreciation (depreciation) of investments              4,753
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations        4,706

 Changes from principal transactions:
  Purchase payments                                                     21,314
  Contract distributions and terminations                               (2,023)
  Transfer payments from (to) other Accounts and Fixed Account          11,381
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                               30,672
                                                                   ____________
 Total increase (decrease)                                              35,378
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                        $65,955
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Select
                                                                     Balanced
                                                                    Account(c)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($150)
  Net realized gain (loss) on investments                                    4
  Net unrealized appreciation (depreciation) of investments              1,118
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations           972

 Changes from principal transactions:
  Purchase payments                                                     20,980
  Contract distributions and terminations                                 (142)
  Transfer payments from (to) other Accounts and Fixed Account           7,697
                                                                   ____________
  Increase in net assets derived from principal transactions            28,535
                                                                   ____________
 Total increase                                                         29,507
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                         29,507

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Select
                                                                     Balanced
                                                                    Account(c)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $147
  Net realized gain (loss) on investments                                  222
  Net unrealized appreciation (depreciation) of investments              2,200
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations        2,569

 Changes from principal transactions:
  Purchase payments                                                     21,186
  Contract distributions and terminations                               (2,310)
  Transfer payments from (to) other Accounts and Fixed Account          10,313
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                               29,189
                                                                   ____________
 Total increase (decrease)                                              31,758
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                        $61,265
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Select
                                                                   Conservative
                                                                    Account(f)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($34)
  Net realized gain (loss) on investments                                   22
  Net unrealized appreciation (depreciation) of investments                246
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations           234

 Changes from principal transactions:
  Purchase payments                                                      5,637
  Contract distributions and terminations                                  (78)
  Transfer payments from (to) other Accounts and Fixed Account           1,637
                                                                   ____________
  Increase in net assets derived from principal transactions             7,196
                                                                   ____________
 Total increase                                                          7,430
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                          7,430

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Select
                                                                   Conservative
                                                                    Account(f)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $74
  Net realized gain (loss) on investments                                  107
  Net unrealized appreciation (depreciation) of investments                224
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations          405

 Changes from principal transactions:
  Purchase payments                                                      5,520
  Contract distributions and terminations                                 (727)
  Transfer payments from (to) other Accounts and Fixed Account           3,699
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                8,492
                                                                   ____________
 Total increase (decrease)                                               8,897
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                        $16,327
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Select
                                                                      Income
                                                                    Account(e)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($14)
  Net realized gain (loss) on investments                                   20
  Net unrealized appreciation (depreciation) of investments                101
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations           107

 Changes from principal transactions:
  Purchase payments                                                      2,218
  Contract distributions and terminations                                  (56)
  Transfer payments from (to) other Accounts and Fixed Account             498
                                                                   ____________
  Increase in net assets derived from principal transactions             2,660
                                                                   ____________
 Total increase                                                          2,767
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                          2,767

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Select
                                                                      Income
                                                                    Account(e)
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $28
  Net realized gain (loss) on investments                                  118
  Net unrealized appreciation (depreciation) of investments                 23
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations          169

 Changes from principal transactions:
  Purchase payments                                                      2,142
  Contract distributions and terminations                                 (300)
  Transfer payments from (to) other Accounts and Fixed Account           2,609
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                                4,451
                                                                   ____________
 Total increase (decrease)                                               4,620
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                         $7,387
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)



                                                                     Combined
                                                                   ____________
NET ASSETS AT JANUARY 1, 1997                                         $343,834

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          22,449
  Net realized gain (loss) on investments                               11,863
  Net unrealized appreciation (depreciation) of investments             47,281
                                                                   ____________
  Net increase (decrease)in net assets resulting from operations        81,593

 Changes from principal transactions:
  Purchase payments                                                    619,255
  Contract distributions and terminations                              (32,104)
  Transfer payments from (to) other Accounts and Fixed Account             489
                                                                   ____________
  Increase in net assets derived from principal transactions           587,640
                                                                   ____________
 Total increase                                                        669,233
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                      1,013,067

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
         FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)



                                                                     Combined
                                                                   ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $56,386
  Net realized gain (loss) on investments                               23,862
  Net unrealized appreciation (depreciation) of investments             74,098
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      154,346

 Changes from principal transactions:
  Purchase payments                                                    500,937
  Contract distributions and terminations                              (81,280)
  Transfer payments from (to) other Accounts and Fixed Account             (30)
                                                                   ____________
  Increase (decrease) in net assets derived from
   principal transactions                                              419,627
                                                                   ____________
 Total increase (decrease)                                             573,973
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1998                                     $1,587,040
                                                                   ============

(a) Commencement of operations, February 5, 1997
(b) Commencement of operations, February 10, 1997
(c) Commencement of operations, February 21, 1997
(d) Commencement of operations, March 6, 1997
(e) Commencement of operations, March 19, 1997
(f) Commencement of operations, March 26, 1997
(g) Commencement of operations, June 8, 1998
(h) Commencement of operations, June 9, 1998
(i) Commencement of operations, June 16, 1998
(j) Commencement of operations, June 19, 1998
(k) Commencement of operations, June 23, 1998
(l) Commencement of operations, June 24, 1998
(m) Commencement of operations, July 2, 1998
(n) Commencement of operations, August 14, 1998

See accompanying notes.







                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                        NOTES TO FINANCIAL STATEMENTS
                              DECEMBER 31, 1998

NOTE 1 -  ORGANIZATION
Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account") was established by Equitable Life Insurance Company of Iowa (the "Company") in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. Commencement of operations is defined as the date of initial sale of contract units to Contractowners. Investments are stated at the closing net asset values per share on December 31, 1998.

The Separate Account is a unit investment trust, registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. As of December 31, 1998, the Separate Account consisted of thirty-three investment accounts. The assets in each account are invested in shares of a designated Series ("Series," which may also be referred to as a "Portfolio") of mutual funds of The GCG Trust, PIMCO Variable Insurance Trust, Travelers Series Fund Inc., Greenwich Street Series Fund Inc. (formerly Smith Barney Series Fund, Inc.), Smith Barney Concert Allocation Series Inc. or Warburg Pincus Trust (the "Trusts"). The Trusts are open ended management investment companies. Twenty of the accounts (Fully Managed, Rising Dividends, Small Cap, Multiple Allocation, Hard Assets, Real Estate, All-Growth, Capital Appreciation, Value Equity, Strategic Equity, Growth Opportunities, Developing World, Mid-Cap Growth, Research, Total Return, Growth & Income, Value + Growth, Global Fixed Income, Limited Maturity Bond and Liquid Asset) are invested in specific series of The GCG Trust, two of which (PIMCO High Yield Bond and PIMCO StocksPLUS Growth and Income) are invested in specific series of the PIMCO Variable Insurance Trust and one of which (International Equity) is invested in the International Equity Portfolio of the Warburg Pincus Trust as directed by eligible Contractowners. Activity in these twenty-three investment accounts is available to Contractowners of the Equi-Select Variable Annuity product.

Prior to August 14, 1998, the Separate Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, the Company requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust. On August 14, 1998, after approval from the SEC, shares of each Portfolio of the

















Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:


 Equi-Select Series Trust               The GCG Trust
    Investment Division              Investment Division
___________________________      ___________________________
International Fixed Income       Global Fixed Income
OTC                              Mid-Cap Growth
Research                         Research
Total Return                     Total Return
Value + Growth                   Value + Growth
Growth & Income                  Growth & Income
Money Market                     Liquid Asset
Advantage                        Limited Maturity Bond
Morgage-Backed Securities        Limited Maturity Bond


The remaining ten investment accounts are invested in specific portfolios, four of which (Smith Barney Large Cap Value (formerly Smith Barney Income and Growth), Smith Barney International Equity, Smith Barney High Income, and Smith Barney Money Market) are invested in the Travelers Series Fund Inc., one of which (Appreciation) is invested in the Greenwich Street Series Fund Inc. and five of which (Select High Growth, Select Growth, Select Balanced, Select Conservative and Select Income) are invested in the Smith Barney Concert Allocation Series Inc. These ten investment accounts and the Research, Mid-Cap Growth and Total Return Accounts, which invest in The GCG Trust, are available to Contractowners of the PrimElite Variable Annuity product.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the Separate Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Separate Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Separate Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of the Company.

NOTE 3 -  CHARGES AND FEES
Under the terms of the Contracts, certain charges are allocated to the Contracts to cover the Company's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES: The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each account.

ANNUAL CONTRACT CHARGES: An annual contract charge of $30 is deducted on each Contract anniversary prior to the maturity date, upon full withdrawal of a Contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the Contract anniversary.

OTHER CHARGES: A transfer charge computed as the lesser of 2% of the Contract value transferred or $25 will be imposed on each transfer between accounts in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of any purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

PREMIUM TAXES: Premium taxes are deductible, where applicable, from the purchase payment or Contract value. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 4% of premiums.
































NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                     YEAR ENDED DECEMBER 31
                                                             1998
                                                  ____________________________
                                                    PURCHASES        SALES
                                                  ____________________________
                                                      (DOLLARS IN THOUSANDS)
The GCG Trust:
 Fully Managed Series                                   $9,624         $1,355
 Rising Dividends Series                                51,527         19,952
 Small Cap Series                                        8,246          2,656
 Multiple Allocation Series                              1,182            164
 Hard Assets Series                                        425             19
 Real Estate Series                                        385             82
 All-Growth Series                                         781            388
 Capital Appreciation Series                             2,002            307
 Value Equity Series                                       286             42
 Strategic Equity Series                                   309            131
 Growth Opportunities Series                             2,664          2,473
 Developing World Series                                   946            216
 Mid-Cap Growth Series                                  44,788         15,656
 Research Series                                       127,660         39,466
 Total Return Series                                    72,857          4,635
 Growth & Income Series                                 30,641          8,788
 Value + Growth Series                                  29,385         11,589
 Global Fixed Income Series                              5,424          5,781
 Limited Maturity Bond Series                           51,261          7,010
 Liquid Asset Series                                    87,725         54,227
Equi-Select Series Trust:
 Money Market Portfolio                                 86,796        122,381
 Mortgage-Backed Securities Portfolio                    8,562         25,785
 Advantage Portfolio                                     8,835         26,440
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Series                            3,596          1,506
 PIMCO StocksPLUS Growth and Income Series              12,759          6,790
Warburg Pincus Trust:
 International Equity Portfolio                         17,162         14,768
Travelers Series Fund Inc.:
 Smith Barney Large Cap Value Portfolio                 44,353          3,358
 Smith Barney International Equity Portfolio             6,693          1,528
 Smith Barney High Income Portfolio                      9,275          2,435
 Smith Barney Money Market Portfolio                    30,717         34,501
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                 44,307            843
Smith Barney Concert
 Allocation Series Inc.:
 Select High Growth Portfolio                           18,596          1,315
 Select Growth Portfolio                                31,845          1,396
 Select Balanced Portfolio                              30,984          1,648
 Select Conservative Portfolio                           9,676          1,109
 Select Income Portfolio                                 6,263          1,784
                                                  ____________________________
COMBINED                                              $898,537       $422,524
                                                  ============================

                                                     YEAR ENDED DECEMBER 31
                                                             1997
                                                  ____________________________
                                                    PURCHASES        SALES
                                                  ____________________________
                                                      (DOLLARS IN THOUSANDS)
The GCG Trust:
 Fully Managed Series                                   $8,852           $290
 Rising Dividends Series                                33,452          4,369
 Small Cap Series                                       12,148          1,650
 Multiple Allocation Series                                 --             --
 Hard Assets Series                                         --             --
 Real Estate Series                                         --             --
 All-Growth Series                                          --             --
 Capital Appreciation Series                                --             --
 Value Equity Series                                        --             --
 Strategic Equity Series                                    --             --
 Growth Opportunities Series                                --             --
 Developing World Series                                    --             --
 Mid-Cap Growth Series                                  55,386         12,742
 Research Series                                       124,116         11,674
 Total Return Series                                    79,757          1,933
 Growth & Income Series                                 60,425          5,941
 Value + Growth Series                                  45,481          4,478
 Global Fixed Income Series                              7,088          2,620
 Limited Maturity Bond Series                               --             --
 Liquid Asset Series                                        --             --
Equi-Select Series Trust:
 Money Market Portfolio                                104,149         87,621
 Mortgage-Backed Securities Portfolio                    8,725          1,629
 Advantage Portfolio                                    12,290          9,124
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Series                               --             --
 PIMCO StocksPLUS Growth and Income Series                  --             --
Warburg Pincus Trust:
 International Equity Portfolio                         27,123          4,349
Travelers Series Fund Inc.:
 Smith Barney Large Cap Value Portfolio                 42,878            456
 Smith Barney International Equity Portfolio            13,045            181
 Smith Barney High Income Portfolio                     11,885            804
 Smith Barney Money Market Portfolio                    32,473         23,622
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                 23,837             69
Smith Barney Concert
 Allocation Series Inc.:
 Select High Growth Portfolio                           20,498            356
 Select Growth Portfolio                                29,749             78
 Select Balanced Portfolio                              28,437             52
 Select Conservative Portfolio                           7,504            342
 Select Income Portfolio                                 2,914            268
                                                  ____________________________
COMBINED                                              $792,212       $174,648
                                                  ============================



NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Account.

                                                     YEAR ENDED DECEMBER 31
                                                             1998
                                                  ____________________________
                                                    PURCHASES        SALES
                                                  ____________________________
 Fully Managed Account                                 415,506         65,524
 Rising Dividends Account                            2,298,686        924,156
 Small Cap Account                                     618,642        193,209
 Multiple Allocation Account                            51,481          7,827
 Hard Assets Account                                    25,039          1,191
 Real Estate Account                                    15,745          4,199
 All-Growth Account                                     60,683         35,292
 Capital Appreciation Account                           82,324         13,981
 Value Equity Account                                   15,786          2,297
 Strategic Equity Account                               21,564          9,439
 Growth Opportunities Account                          270,682        263,087
 Developing World Account                              111,903         30,064
 Mid-Cap Growth Account                              1,879,776        780,588
 Research Account                                    5,268,372      1,920,639
 Total Return Account                                3,511,941        259,576
 Growth & Income Account                             1,734,756        568,098
 Value + Growth Account                              1,765,516        815,520
 Global Fixed Income Account                           395,321        451,759
 Limited Maturity Bond Account                       3,039,891        411,898
 Liquid Asset Account                                6,141,878      3,803,497
 Money Market Account                                7,569,194     10,747,917
 Mortgage-Backed Securities Account                    611,798      2,038,976
 Advantage Account                                     670,856      2,176,599
 PIMCO High Yield Bond Account                         355,691        154,763
 PIMCO StocksPLUS Growth and Income Account          1,297,234        723,512
 International Equity Account                        1,634,599      1,373,413
 Smith Barney Large Cap Value Account                2,168,737        168,260
 Smith Barney International Equity Account             464,869        104,400
 Smith Barney High Income Account                      550,700        168,562
 Smith Barney Money Market Account                   2,711,312      3,083,869
 Appreciation Account                                2,735,366         47,380
 Select High Growth Account                          1,597,345        111,607
 Select Growth Account                               2,714,011        114,641
 Select Balanced Account                             2,654,996        128,467
 Select Conservative Account                           839,363         93,236
 Select Income Account                                 549,282        155,185
                                                  ____________________________
 COMBINED                                           56,850,845     31,952,628
                                                  ============================








                                                     YEAR ENDED DECEMBER 31
                                                             1997
                                                  ____________________________
                                                    PURCHASES        SALES
                                                  ____________________________
 Fully Managed Account                                 445,585         15,573
 Rising Dividends Account                            1,786,818        225,115
 Small Cap Account                                   1,013,794        128,770
 Multiple Allocation Account                                --             --
 Hard Assets Account                                        --             --
 Real Estate Account                                        --             --
 All-Growth Account                                         --             --
 Capital Appreciation Account                               --             --
 Value Equity Account                                       --             --
 Stategic Equity Account                                    --             --
 Growth Opportunities Account                               --             --
 Developing World Account                                   --             --
 Mid-Cap Growth Account                              2,986,261        763,994
 Research Account                                    6,629,166        633,673
 Total Return Account                                5,022,503        132,764
 Growth & Income Account                             3,939,022        468,665
 Value + Growth Account                              3,422,916        334,897
 Global Fixed Income Account                           511,014        213,732
 Limited Maturity Bond Account                              --             --
 Liquid Asset Account                                       --             --
 Money Market Account                                9,788,350      8,382,113
 Mortgage-Backed Securities Account                    637,610        141,260
 Advantage Account                                     988,376        805,145
 PIMCO High Yield Bond Account                              --             --
 PIMCO StocksPLUS Growth and Income Account                 --             --
 International Equity Account                        2,309,409        427,281
 Smith Barney Large Cap Value Account                2,652,067         19,906
 Smith Barney International Equity Account             939,196         10,039
 Smith Barney High Income Account                      935,447         61,286
 Smith Barney Money Market Account                   3,064,438      2,270,529
 Appreciation Account                                1,684,041          3,346
 Select High Growth Account                          1,899,205         32,872
 Select Growth Account                               2,774,943          7,330
 Select Balanced Account                             2,672,747          4,406
 Select Conservative Account                           702,940         31,706
 Select Income Account                                 275,346         24,505
                                                  ____________________________
 COMBINED                                           57,081,194     15,138,907
                                                  ============================













NOTE 6 - NET ASSETS
Investments at net asset value at December 31, 1998 consisted of the following:


                            Fully        Rising        Small        Multiple
                           Managed      Dividends       Cap        Allocation
                           Account       Account      Account        Account
                         _______________________________________________________
                                         (Dollars in thousands)
Unit transactions            $15,114      $58,409       $16,377            $926
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                   1,842        5,788           632              88
Net unrealized appre-
 ciation (depreciation)
 of investments                 (941)       2,188         3,129             (56)
                         _______________________________________________________
                             $16,015      $66,385       $20,138            $958
                         =======================================================

                             Hard         Real         All-          Capital
                            Assets       Estate       Growth      Appreciation
                           Account      Account       Account        Account
                         _______________________________________________________
                                         (Dollars in thousands)
Unit transactions               $377         $270          $393          $1,555
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                      26           18           (93)            131
Net unrealized appre-
 ciation (depreciation)
 of investments                  (62)         (36)           92             (12)
                         _______________________________________________________
                                $341         $252          $392          $1,674
                         =======================================================















                            Value      Strategic      Growth       Developing
                            Equity       Equity    Opportunities      World
                           Account      Account       Account        Account
                         _______________________________________________________
                                         (Dollars in thousands)
Unit transactions               $240         $168          $204            $735
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       4            4          (134)            (63)
Net unrealized appre-
 ciation (depreciation)
 of investments                    3            1             3             (76)
                         _______________________________________________________
                                $247         $173           $73            $596
                         =======================================================

                           Mid-Cap                     Total        Growth &
                            Growth      Research      Return         Income
                           Account      Account       Account        Account
                         _______________________________________________________
                                         (Dollars in thousands)
Unit transactions            $97,913     $245,021      $181,334         $93,197
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                  17,063       38,529        19,790          11,672
Net unrealized appre-
 ciation (depreciation)
 of investments               17,880       41,225        20,284          11,922
                         _______________________________________________________
                            $132,856     $324,775      $221,408        $116,791
                         =======================================================




















                                         Global       Limited
                           Value +       Fixed       Maturity        Liquid
                            Growth       Income        Bond           Asset
                           Account      Account       Account        Account
                         _______________________________________________________
                                         (Dollars in thousands)
Unit transactions            $68,388      $10,906       $43,166         $32,951
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                   7,156        1,338         1,229             547
Net unrealized appre-
 ciation (depreciation)
 of investments               10,433          147          (327)             --
                         _______________________________________________________
                             $85,977      $12,391       $44,068         $33,498
                         =======================================================

                                         PIMCO
                            PIMCO      StocksPLUS                 Smith Barney
                          High Yield   Growth and  International    Large Cap
                             Bond        Income       Equity          Value
                           Account      Account       Account        Account
                         _______________________________________________________
                                         (Dollars in thousands)
Unit transactions             $2,041       $5,860       $43,994        $101,814
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     (34)        (166)        1,901           3,597
Net unrealized appre-
 ciation (depreciation)
 of investments                   19          680        (2,992)         14,115
                         _______________________________________________________
                              $2,026       $6,374       $42,903        $119,526
                         =======================================================

















                         Smith Barney Smith Barney Smith Barney
                         International    High         Money
                            Equity       Income       Market      Appreciation
                           Account      Account       Account        Account
                         _______________________________________________________
                                         (Dollars in thousands)
Unit transactions            $28,828      $24,396        $7,968         $68,170
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    (382)       1,996           787           4,871
Net unrealized appre-
 ciation (depreciation)
 of investments                1,458         (215)           --           7,076
                         _______________________________________________________
                             $29,904      $26,177        $8,755         $80,117
                         =======================================================

                            Select
                             High        Select       Select         Select
                            Growth       Growth      Balanced     Conservative
                           Account      Account       Account        Account
                         _______________________________________________________
                                         (Dollars in thousands)
Unit transactions            $37,788      $60,486       $57,724         $15,688
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    (151)        (186)          223             169
Net unrealized appre-
 ciation (depreciation)
 of investments                3,679        5,655         3,318             470
                         _______________________________________________________
                             $41,316      $65,955       $61,265         $16,327
                         =======================================================



















                            Select
                            Income
                           Account      Combined
                         _________________________
                           (Dollars in thousands)
Unit transactions             $7,111   $1,329,512
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     152      118,344
Net unrealized appre-
 ciation (depreciation)
 of investments                  124      139,184
                         _________________________
                              $7,387   $1,587,040
                         =========================







































NOTE 7 - UNIT VALUES
Accumulation unit value information for units outstanding as of December 31, 1998 was as follows:

                                                                TOTAL UNIT
              ACCOUNT                  UNITS      UNIT VALUE      VALUE
____________________________________________________________________________
                                                              (IN THOUSANDS)
 Fully Managed                          779,994       $20.53        $16,015
 Rising Dividends                     2,936,233        22.61         66,385
 Small Cap                            1,310,457        15.37         20,138
 Multiple Allocation                     43,654        21.94            958
 Hard Assets                             23,848        14.28            341
 Real Estate                             11,546        21.74            252
 All-Growth                              25,391        15.43            392
 Capital Appreciation                    68,343        24.50          1,674
 Value Equity                            13,489        18.31            247
 Strategic Equity                        12,125        14.23            173
 Growth Opportunities                     7,595         9.65             73
 Developing World                        81,839         7.28            596
 Mid-Cap Growth                       5,924,179        22.43        132,856
 Research                            14,188,466        22.89        324,775
 Total Return                        12,496,442        17.72        221,408
 Growth & Income                      6,865,903        17.01        116,791
 Value + Growth                       5,276,364        16.29         85,977
 Global Fixed Income                    946,714        13.09         12,391
 Limited Maturity Bond                2,627,993        16.77         44,068
 Liquid Asset                         2,338,381        14.33         33,498
 PIMCO High Yield Bond                  200,928        10.08          2,026
 PIMCO StocksPLUS Growth and Income     573,722        11.11          6,374
 International Equity                 4,170,018        10.29         42,903
 Smith Barney Large Cap Value         6,212,287        19.24        119,526
 Smith Barney International Equity    2,094,601        14.28         29,904
 Smith Barney High Income             1,927,035        13.58         26,177
 Smith Barney Money Market              770,258        11.37          8,755
 Appreciation                         4,865,715        16.47         80,117
 Select High Growth                   3,352,071        12.33         41,316
 Select Growth                        5,366,983        12.29         65,955
 Select Balanced                      5,194,870        11.79         61,265
 Select Conservative                  1,417,361        11.52         16,327
 Select Income                          644,938        11.45          7,387
                                   _____________              ______________
 COMBINED                            92,769,743                  $1,587,040
                                   =============              ==============

                                    PART C
                               OTHER INFORMATION


ITEM  24.      FINANCIAL  STATEMENTS  AND  EXHIBITS

A.      FINANCIAL  STATEMENTS


The following audited financial statements of the Company prepared in accordance with statutory accounting practices for the years ended
December 31, 1998, 1997 and 1996 (as well as the auditors' report thereon) are included in Part B hereof:

Audited  Financial  Statements:

     1.  Report  of  Independent  Auditors

     2.  Balance Sheets - Statutory Basis - as of December 31, 1998 and 1997.

     3. Statements of Operations - Statutory Basis - for the years ended December 31, 1998, 1997, and 1996.

     4. Statements of Changes in Capital and Surplus - Statutory Basis - for the years ended December 31, 1998, 1997, and 1996.

     5. Statements of Cash Flows - Statutory Basis - for the years ended December 31, 1998, 1997, and 1996.

     6.  Notes to Financial  Statements.


Schedules  to  Financial  Statements  -  December 31, 1998:

     Schedule  I   -  Summary  of  Investments  Other  Than  Investment  in
                      Related  Parties
     Schedule  III -  Supplementary  Insurance  Information
     Schedule  IV  -  Reinsurance

All other schedules for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

The following financial statements of the Separate Account are included in Part B hereof:

Audited  Financial  Statements:

     1.  Statements of Net Assets December 31, 1998.

     2.  Statement of Operations for the year ended December 31, 1998.

     3.  Statements of Changes in Net Assets for the years ended
               December 31, 1998 and 1997.

     4.  Notes  to Financial Statements.


B.      EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.**

     2.  Not  Applicable.

     3. Principal Underwriter's Agreement dated October 1, 1994 between Equitable Life Insurance Company of Iowa on behalf of the Registrant and Equitable of Iowa Securities Network, Inc.**

     4.  Individual  Flexible  Purchase  Payment  Deferred  Variable Annuity
         Contract.

     5.  Application  Form.

     6.  (i)    Copy  of Restated Articles of Incorporation of the Company.*
         (ii)   Copy  of  the  Restated  Bylaws  of  the  Company.*

     7.  Not  Applicable.

     8. (i) Form of Fund Participation Agreement between the Company and Smith Barney/Travelers Series Fund, Inc.*
         (ii) Form of Fund Participation Agreement between the Company and Warburg Pincus Trust.***
         (iii)Fund Participation Agreement between the Company and
              Smith Barney Concert Allocation Series Inc.
         (iv) Fund Participation Agreement between the Company and PIMCO Variable Insurance Trust.

     9.    Opinion  and  Consent  of  Counsel.

    10.    Consent  of  Independent  Auditors.

    11.    Not  Applicable.

    12. (i) Agreement Governing Initial Contribution to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated September 15, 1994.**
        (ii) Agreement Governing Contribution of Working Capital to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated October 4, 1994.**
        (iii) Agreement Governing Initial Contribution to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated March 20, 1996.**
         (iv) Agreement Governing Contribution of Working Capital to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated April 1, 1996.**

    13.    Performance Calculation Information
        (i) SEC Standard Total Return Calculations for Money Market SubAccounts****
        (ii)  Nonstandard Total Return Calculations****
        (iii) SEC Standard Total Return Calculations for Non Money Market SubAccounts and Yield Calculations for Money Market
              SubAccounts***

* Incorporated by reference to Registrant's Post-Effective Amendment No. 3 as filed electronically on February 9, 1996.

**Incorporated by reference to Registrant's Post-Effective Amendment No. 4 as filed electronically on March 29, 1996.

***Incorporated by reference to Registrant's Post-Effective Amendment No. 5 as filed electronically on January 31, 1997.

****Incorporated by reference to Registrant's Post-Effective Amendment No. 7 as filed electronically on May 6, 1997.


ITEM  25.      DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The following are the Executive Officers and Directors of the Company:

Name and Principal                Position and Offices
Business Address                  with Depositor
------------------------          ----------------------------------------

R. Brock Armstong                 President
5780 Powers Ferry Road
Atlanta, GA  30327-4390

Thomas L. May                     Director, Executive Vice President, Chief
909 Locust Street                 Marketing Officer
Des Moines, Iowa 50309

James R. Mumford                  Director, General Counsel, Secretary,
909 Locust Street                 Assistant Treasurer
Des Moines, Iowa 50309

Christopher R. Welp               Director and Senior Vice President
909 Locust Street
Des Moines, Iowa 50309

Jerome L. Sychowski               Director, Senior Vice President and Chief
909 Locust Street                 Information Officer
Des Moines, Iowa 50309

Gary J. Walljasper                Director and Vice President
909 Locust Street
Des Moines, Iowa 50309

Marvin W. Alexander               Director and Vice President
909 Locust Street
Des Moines, Iowa 50309

Randy Von Fumetti                 Director, Senior Vice President and
909 Locust Street                 Chief Financial Officer
Des Moines, Iowa 50309

Devin L. Reimer                   Director and Vice President
909 Locust Street
Des Moines, Iowa 50309

Michael R. McCoy                  Director and Executive Vice President
909 Locust Street
Des Moines, Iowa 50309


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING Groep N.V. are included as Exhibit 16.


ITEM  27.    NUMBER OF CONTRACT OWNERS

There are 19,061 qualified contract owners and 24,382 non-qualified contract owners as of March 31, 1999.

ITEM  28.    INDEMNIFICATION

The Restated Articles of Incorporation of the Company (Article VII) provide, in part, that:

Section 1. In the manner and to the fullest extent permitted by the Iowa Business Corporation Act as the same now exists or may hereafter be amended, the Corporation shall indemnify directors, officers, employees and agents and shall pay or reimburse them for reasonable expenses in any proceeding to which said person is or was a party.

Section 2. A director of this Corporation shall not be personally liable to the Corporation or its shareholders for monetary damages for breach of fiduciary duty as a Director, except for liability (i) for any breach of any duty of the Director of loyalty to the Corporation or its shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) for any transaction from which the Director derived an improper personal benefit, or (iv) under Section
490.833 of the Iowa Business Corporation Act for assenting to or voting for an unlawful distribution. If Chapter 490 of the Code of Iowa, is subsequently amended to authorize corporate action further eliminating or limiting personal liability of directors, then the liability of a director to the Corporation shall be eliminated or limited to the fullest extent permitted by Chapter 490 of the Code of Iowa, as so amended. Any repeal or modification of the provisions of this Article shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

The  Restated  Bylaws  of  the  Company  (Article VI, Section 2) provide that:

Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceedings, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, shall be indemnified to the following extent and under the following circumstances:

     (a) In an action, suit or proceeding other than an action by or in the right of the Corporation, such person shall be indemnified against expenses (including attorney's fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, if he had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     (b) In an action, suit or proceedings by or in the right of the Corporation, notwithstanding any provision precluding liability in the
Articles of Incorporation, such person shall nonetheless be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.      PRINCIPAL  UNDERWRITERS

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by Equitable Life Insurance Company of Iowa. DSI is also the principal underwriter for Golden American Life Insurance Company Separate Account A and Separate Account B, First Golden American Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American Life Insurance Company and The
GCG Trust.

(b) Directed Services, Inc. is the principal underwriter for the Contracts. The following persons are the officers and directors of Directed Services, Inc. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
-------------------            ---------------------

James R. McInnis               President

Barnett Chernow                Director and Executive Vice President

Myle R. Tashman                Director, Executive Vice President,
                               Secretary and General Coundel

R. Lawrence Roth               Director
VESTAX Capital Corporation
1931 Georgetown Road
Hudeson, OH 44236

Stephen J. Preston             Executive Vice President

Jodie Schult                   Treasurer
Equitable of Iowa Companies
909 Locust Street
Des Moines, IA 50309

David L. Jacobson              Senior Vice President


(c)
                     1998 Net
      Name of      Underwriting     Compensation
     Principal     Discounts and         on         Brokerage
    Underwriter    Commissions       Redemption    Commissions    Compensation
    -----------    -----------       ----------    -----------    ------------
       DSI        $ 36,579,786          $0            $0              $0



ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Equitable Life Insurance Company of Iowa, under agreement with Golden American Life Insurance Company, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder at 909 Locust Street, Des Moines, Iowa 50309 and 1475 Dunwoody Drive, West Chester, PA 19380.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Equitable Life Insurance Company of Iowa ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.



                                REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.



                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 3rd day of May, 1999.

                                   EQUITABLE  LIFE  INSURANCE  COMPANY OF IOWA
                                   SEPARATE  ACCOUNT  A
                                   Registrant

                               By:  EQUITABLE  LIFE  INSURANCE COMPANY OF IOWA


                               By:
                                   ___________________________________________
                                   R. Brock Armstrong, President*


                               By: EQUITABLE  LIFE  INSURANCE COMPANY OF IOWA
                                   Depositor


                               By:
                                   ___________________________________________
                                   R. Brock Armstrong, President*


 By:  /s/ Marilyn Talman
     -----------------------
     Marilyn Talman, Attorney-in-Fact
_______________________
* Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                         Title
---------                         -----

----------------------------
R. Brock Armstrong*               President

----------------------------
Thomas L. May*                    Executive Vice President, Chief
                                  Marketing Officer and Director

----------------------------
Christopher R. Welp*              Director and Senior Vice President

----------------------------
Randy Von Fumetti*                Director, Senior Vice President
                                  and Chief Financial Officer

----------------------------
Gary Walljasper*                  Director and Vice President


----------------------------
James R. Mumford*                 Director, General Counsel, Secretary,
                                  and Assistant Treasurer


----------------------------
Marvin W. Alexander*              Director and  Vice President


----------------------------
Jerome L. Sychowski*              Director, Senior Vice President and
                                  Chief Information Officer


----------------------------
Devin L. Reimer*                  Director and Vice President


----------------------------
Michael R. McCoy*                 Director and Executive Vice President




                        *By:   /s/  Marilyn Talman
                               -------------------------------------
                               Marilyn Talman, Attorney-in-Fact
_______________________
* Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.


                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO. 10


                                      TO

                                   FORM N-4

                                      FOR

          EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA






                               INDEX TO EXHIBITS

EXHIBIT                                                                   PAGE

99.B4       Individual Flexible Purchase Payment Deferred Variable
            Annuity Contract

99.B5       Application  Form.

99.B8(iii)  Fund Participation Agreement between the Company and
            Smith Barney Concert Allocation Series Inc.

99.B8(iv)   Fund Participation Agreement between the Company and PIMCO
            Variable Insurance Trust.

99.B9       Opinion  and  Consent  of  Counsel

99.B10      Consent  of  Independent  Auditors

99.B15      Powers of Attorney

99.B16      Subsidiaries of ING Groep N.V.